Schedule of Investments

December 31, 2021(Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [46.5%]
U.S. Treasury Notes
2.875%, 09/30/23	$350	$363
2.750%, 07/31/23	1,175	1,215
2.750%, 08/31/23	1,255	1,298
2.750%, 08/31/25	600	635
2.625%, 12/31/25	1,600	1,693
2.375%, 04/30/26	330	346
1.875%, 08/31/24	2,805	2,877
1.750%, 07/31/24	800	818
1.125%, 10/31/26	1,000	994
0.625%, 10/15/24	1,000	992
0.625%, 07/31/26	1,000	973
Total U.S. Treasury Obligations
(Cost $12,085)		12,204
U.S. Government Agency Obligations [35.1%]
FFCB
0.200%, 10/02/23	1,250	1,245
FHLB
3.375%, 09/08/23	1,585	1,658
FNMA
2.625%, 09/06/24	1,400	1,465
2.500%, 02/05/24	1,445	1,496
2.125%, 04/24/26	955	991
1.625%, 01/07/25	1,280	1,303
Tennessee Valley Authority
2.875%, 09/15/24	1,000	1,050
Total U.S. Government Agency Obligations
(Cost $9,084)		9,208
U.S. Government Mortgage-Backed Obligations [10.2%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	1,090	1,120
FNMA, Pool AL5866
2.424%, 08/01/22(A)	800	802
FNMA, Pool AS4877
3.000%, 04/01/30	646	680
FNMA ARM, Pool 766620
1.976%, VAR ICE LIBOR USD 12 Month + 1.677%, 03/01/34	32	32
GNMA, Pool 497411
6.000%, 01/15/29	2	2
GNMA ARM, Pool G2 81318
1.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 04/20/35	42	43
GNMA ARM, Pool G2 81447
1.625%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 08/20/35	11	11
Total U.S. Government Mortgage-Backed Obligations
(Cost $2,647)		2,690

Description	Face Amount (000)/Shares	Value (000)
Municipal Bonds [7.3%]
Florida [3.1%]
Florida State, Board of Administration Finance, Ser A, RB
1.258%, 07/01/25	$810	$806
Texas [4.2%]
Harris County, Port Authority of Houston, Ser B, GO
2.250%, 10/01/26	1,075	1,117
Total Municipal Bonds
(Cost $1,953)		1,923
Short-Term Investment [0.4%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	116,028	116
Total Short-Term Investment
(Cost $116)		116
Total Investments [99.5%]
(Cost $25,885)		$26,141

Percentages are based on Net Assets of $26,262 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2021.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ARM — Adjustable Rate Mortgage

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

RB — Revenue Obligation

Ser — Series

USD — U.S. Dollar

VAR — Variable

The following is a list of the inputs used as of December 31, 2021 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$12,204	$—	$12,204
U.S. Government Agency Obligations	—	9,208	—	9,208
U.S. Government Mortgage-Backed Obligations	—	2,690	—	2,690
Municipal Bonds	—	1,923	—	1,923
Short-Term Investment	116	—	—	116
Total Investments in Securities	$116	$26,025	$—	$26,141

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as "—" are $0 or have been rounded to $0.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2021(Unaudited)

City National Rochdale Government Bond Fund

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2400

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [88.1%]
Automotive [5.2%]
General Motors Financial
5.250%, 03/01/26	$2,600	$2,917
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	3,076
Total Automotive		5,993
Banks [7.3%]
BPCE
4.000%, 04/15/24	1,800	1,916
Cooperatieve Rabobank UA
4.375%, 08/04/25	1,500	1,626
Standard Chartered
3.950%, 01/11/23(A)	2,250	2,306
Wells Fargo, MTN
3.300%, 09/09/24	2,500	2,629
Total Banks		8,477
Broadcasting & Cable [2.3%]
Comcast
3.700%, 04/15/24	2,500	2,656
Chemicals [0.1%]
Dow Chemical
4.550%, 11/30/25	148	162
Computer System Design & Services [3.2%]
Apple
3.450%, 05/06/24	3,450	3,649
Drugs [2.2%]
AbbVie
2.600%, 11/21/24	2,500	2,595
Electric Utilities [3.4%]
Duke Energy
3.150%, 08/15/27	1,575	1,658
Georgia Power
3.250%, 04/01/26	2,200	2,323
Total Electric Utilities		3,981
Enterprise Software/Serv [2.0%]
Oracle
2.500%, 04/01/25	2,250	2,304
Fiduciary Banks [2.0%]
State Street
2.825%, VAR United States Secured Overnight Financing Rate + 2.690%, 03/30/23	2,250	2,262
Financial Services [2.4%]
American Express
4.200%, 11/06/25	2,500	2,750
Food, Beverage & Tobacco [8.8%]
Anheuser-Busch
3.650%, 02/01/26	2,250	2,417
Coca-Cola
1.750%, 09/06/24	2,500	2,548

Description	Face Amount (000)	Value (000)
General Mills
2.600%, 10/12/22	$2,450	$2,486
PepsiCo
2.250%, 03/19/25	2,600	2,688
Total Food, Beverage & Tobacco		10,139
Industrials [1.4%]
Penske Truck Leasing LP
3.450%, 07/01/24(A)	1,500	1,572
Investment Banker/Broker Dealer [2.0%]
Jefferies Group
4.850%, 01/15/27	2,000	2,270
Medical Products & Services [4.5%]
Abbott Laboratories
3.875%, 09/15/25	2,355	2,559
Gilead Sciences
3.700%, 04/01/24	2,500	2,628
Total Medical Products & Services		5,187
Medical-HMO [2.7%]
UnitedHealth Group
2.875%, 03/15/23	3,000	3,077
Petroleum & Fuel Products [6.6%]
Energy Transfer
4.650%, 02/15/22	2,400	2,411
EOG Resources
2.625%, 03/15/23	2,520	2,563
Exxon Mobil
2.275%, 08/16/26	2,500	2,581
Total Petroleum & Fuel Products		7,555
Real Estate Investment Trusts [2.3%]
Prologis
3.250%, 10/01/26	2,500	2,666
Retail [2.1%]
AutoZone
3.125%, 04/21/26	2,250	2,377
Security Brokers & Dealers [21.0%]
Banco Santander
2.746%, 05/28/25	2,600	2,688
Bank of America, MTN
4.250%, 10/22/26	2,500	2,760
Barclays, MTN
4.338%, VAR ICE LIBOR USD 3 Month + 1.356%, 05/16/24	2,250	2,342
Citigroup
1.601%, VAR ICE LIBOR USD 3 Month + 1.430%, 09/01/23	3,000	3,022
Credit Suisse Group
3.574%, 01/09/23(A)	2,000	2,001
Goldman Sachs Group, MTN
3.850%, 07/08/24	2,500	2,643
JPMorgan Chase
3.300%, 04/01/26	3,000	3,199
Morgan Stanley, MTN
3.125%, 07/27/26	3,000	3,180

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)/Shares	Value (000)
NatWest Group
4.519%, VAR ICE LIBOR USD 3 Month + 1.550%, 06/25/24	$2,300	$2,407
Total Security Brokers & Dealers		24,242
Semi-Conductors [2.5%]
Applied Materials
3.900%, 10/01/25	2,600	2,834
Telephones & Telecommunications [4.1%]
AT&T
3.600%, 07/15/25	2,000	2,135
Verizon Communications
2.625%, 08/15/26	2,500	2,604
Total Telephones & Telecommunications		4,739
Total Corporate Bonds
(Cost $101,308)		101,487
Affiliated Registered Investment Company [3.1%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	157,077	3,561
Total Affiliated Registered Investment Company
(Cost $4,000)		3,561
Asset-Backed Security [0.7%]
Carmax Auto Owner Trust, Ser 2018-4, Cl A3
3.360%, 09/15/23	841	847
Total Asset-Backed Security
(Cost $841)		847
Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund*	469	18
Total Closed-End Fund
(Cost $19)		18
Short-Term Investment [7.4%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	8,472,001	8,472
Total Short-Term Investment
(Cost $8,472)		8,472
Total Investments [99.3%]
(Cost $114,640)		$114,385

Percentages are based on Net Assets of $115,223 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
‡	Investment in Affiliate.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2021, the value of these securities amounted to $5,879 (000), representing 5.1% of the net assets of the Fund.

Cl — Class

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the inputs used as of December 31, 2021 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$101,487	$—	$101,487
Affiliated Registered Investment Company	3,561	—	—	3,561
Asset-Backed Security	—	847	—	847
Closed-End Fund	18	—	—	18
Short-Term Investment	8,472	—	—	8,472
Total Investments in Securities	$12,051	$102,334	$—	$114,385

For the period ended December 31, 2021, there have been no transfers in to or out of Level 3.

The following is a summary of the transactions with affiliates for the period ended December 31, 2021 (000):

City National Rochdale Fixed Income Opportunities Fund, Class N
Beginning balance as of 09/30/21	$3,660
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	($99)
Ending balance as of 12/31/21	$3,561
Dividend Income	—

City National Rochdale Fixed Income Opportunities Fund, Class N (Shares)
Beginning balance as of 09/30/21	157,077
Purchases	—
Sales	—
Ending balance as of 12/31/21	157,077

Amounts designated as "—" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2400

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [98.7%]
California [93.7%]
Alameda County, Joint Powers Authority, RB
Callable 12/01/26 @ 100
5.000%, 12/01/30	$300	$360
Anaheim Housing & Public Improvements Authority, Ser B, RB
Callable 04/01/23 @ 100
5.000%, 10/01/27	220	232
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	645	683
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	550	590
California County, Tobacco Securitization Agency, RB
5.000%, 06/01/30	300	392
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	510	635
California State, Educational Facilities Authority, Ser A, RB
5.000%, 04/01/25	435	498
California State, GO
5.000%, 11/01/24	1,000	1,129
California State, GO
5.000%, 08/01/26	1,000	1,199
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,090
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	543
California State, GO
5.000%, 10/01/30	1,000	1,330
California State, GO
4.000%, 04/01/23	1,000	1,047
California State, GO
Callable 04/01/31 @ 100
4.000%, 10/01/33	1,000	1,241
California State, Health Facilities Financing Authority, RB
Callable 11/15/25 @ 100
5.000%, 11/15/26	230	270
California State, Health Facilities Financing Authority, RB
5.000%, 11/01/27	200	248

Description	Face Amount (000)	Value (000)
California State, Health Facilities Financing Authority, RB
5.000%, 10/01/39(A)	$1,000	$1,161
California State, Health Facilities Financing Authority, RB
4.000%, 03/01/25	100	111
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/25	665	692
California State, Health Facilities Financing Authority, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/28	1,000	1,070
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
5.000%, 11/15/30	400	495
California State, Infrastructure & Economic Development Bank, RB
4.000%, 05/01/28	175	208
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 07/01/23	1,150	1,227
California State, Municipal Finance Authority, RB
5.000%, 06/01/23	200	213
California State, Municipal Finance Authority, RB, BAM
5.000%, 05/15/29	300	379
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,032
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	514
California State, Public Works Board, RB
5.000%, 09/01/25	1,510	1,754
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	262
California State, Public Works Board, Ser B, RB
5.000%, 10/01/27	650	803
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	606

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	$800	$972
California State, Statewide Communities Development Authority, Cottage Health System, RB
Pre-Refunded @ 100
5.000%, 11/01/24(B)	350	395
California State, Statewide Communities Development Authority, RB
Callable 03/01/28 @ 100
5.000%, 03/01/29	500	615
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	990	1,119
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	320	380
California State, University Systemwide Revenue, Ser B-1, RB
Callable 05/01/26 @ 100
1.600%, 11/01/47(A)	1,000	1,040
Chula Vista Elementary School District, RB
1.556%, 08/01/23(C)	2,025	2,011
Contra Costa, Transportation Authority, Ser A, RB
5.000%, 03/01/27	420	514
Culver Redevelopment Agency Successor Agency, RB
5.000%, 11/01/24	370	417
Desert Community College District, GO
4.000%, 08/01/26	150	173
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	980
El Dorado Irrigation District, Ser A, RB
Callable 03/01/30 @ 100
5.000%, 03/01/32	235	306
Fremont, Public Financing Authority, RB
5.000%, 10/01/25	1,000	1,165
Irvine California, TA, BAM
4.000%, 09/02/31	700	870
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,027
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	604

Description	Face Amount (000)	Value (000)
Long Beach, Unified School District, GO
5.000%, 08/01/26	$1,000	$1,203
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	515
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/26	280	335
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	580
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 07/01/24	510	569
Los Angeles County, Public Works Financing Authority, Ser E-1, RB
5.000%, 12/01/25	210	247
Los Angeles County, Public Works Financing Authority, Ser E-2, RB
4.000%, 12/01/28	500	604
Los Angeles County, Public Works Financing Authority, Ser F, RB
5.000%, 12/01/28	200	255
Los Angeles County, Redevelopment Refunding Authority Redev Agency Successor Agy, RB, AGM
Callable 12/01/24 @ 100
5.250%, 12/01/26	415	470
Los Angeles, Department of Airports, Ser B, RB
5.000%, 05/15/25	1,030	1,186
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	660	760
Los Angeles, Department of Airports, Sub-Ser, RB
4.000%, 05/15/24	175	190
Los Angeles, Department of Airports, Sub-Ser, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	470
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	580	621
Los Angeles, Department of Water & Power, Ser A, RB
5.000%, 07/01/24	110	123
Los Angeles, Department of Water, Ser C, RB
Callable 07/01/30 @ 100
5.000%, 07/01/32	1,000	1,319

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	$525	$611
Metropolitan Water District of Southern California, Sub-Ser A, RB
5.000%, 07/01/25	230	266
Metropolitan Water District of Southern California, Sub-Ser A, RB
5.000%, 07/01/27	500	617
Orange County, Airport Revenue, Ser A, RB
5.000%, 07/01/23	360	385
Orange County, Airport Revenue, Ser B, RB
5.000%, 07/01/22	500	512
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	335	361
Redding, Electric System Revenue, RB
5.000%, 06/01/24	655	727
Redding, Electric System Revenue, RB
5.000%, 06/01/25	595	685
Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	500	577
Riverside County, Public Financing Authority, RB
Pre-Refunded @ 100
5.000%, 11/01/25(B)	145	170
Riverside County, Transportation Commission, Ser A, RB
Pre-Refunded @ 100
5.250%, 06/01/23(B)	510	546
Riverside, Electric System Revenue, Ser A, RB
5.000%, 10/01/23	1,000	1,082
Sacramento County, Water Financing Authority, RB
5.000%, 06/01/24	125	139
San Diego County, Regional Airport Authority, Sub-Ser B, RB, AMT
5.000%, 07/01/31	1,000	1,313
San Diego County, Ser A, RB
Callable 10/15/24 @ 100
5.000%, 10/15/28	125	140

Description	Face Amount (000)	Value (000)
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	$350	$425
San Francisco City & County, Airport Comm-San Francisco International Airport, RB, AMT
Callable 05/01/23 @ 100
5.250%, 05/01/33	500	530
San Francisco City & County, Airport Comm-San Francisco International Airport, Ser E, RB, AMT
Callable 05/01/29 @ 100
5.000%, 05/01/34	330	412
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,030	1,202
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	564
San Francisco City & County, San Francisco International Airport, RB, AMT
5.000%, 05/01/27	2,200	2,658
San Joaquin Hills, Transportation Corridor Agency, RB, ETM
1.284%, 01/01/26(C)	400	391
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	510	559
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,045	1,164
Sanger Unified School District, Ser A, GO, BAM
Callable 08/01/31 @ 100
4.000%, 08/01/33	125	154
Sanger Unified School District, Ser C, GO, BAM
Callable 08/01/31 @ 100
4.000%, 08/01/33	185	229
Santa Clara County, Financing Authority, Ser A, RB
5.000%, 05/01/29	1,020	1,319
Santa Clara County, Financing Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/34	1,000	1,168

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	$200	$239
Santa Cruz County, Redevelopment Successor Agency, Ser A, RB, BAM
Callable 09/01/25 @ 101
5.000%, 09/01/26	120	140
Santaluz Community Facilities District No. 2, GO
3.000%, 09/01/24	570	608
Silicon Valley, Ser A, RB
Callable 09/01/23 @ 100
3.000%, 03/01/24	1,000	1,044
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	240
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	239
Tobacco Securitization Authority of Northern California, RB
5.000%, 06/01/29	500	635
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	525	588
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(B)	605	644
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	117
University of California, Ser AY, RB
Callable 05/15/27 @ 100
5.000%, 05/15/28	1,000	1,227
University of California, Ser G, RB
Pre-Refunded @ 100
5.000%, 05/15/22(B)	260	264
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,035	1,241
Total California		70,181
Georgia [0.5%]
Georgia State, Road & Tollway Authority, RB
Callable 06/01/30 @ 100
5.000%, 06/01/31	300	392

Description	Face Amount (000)/Shares	Value (000)
Illinois [2.4%]
Chicago Transit Authority Capital Grant Receipts Revenue, RB
5.000%, 06/01/27	$250	$304
Chicago Transit Authority Capital Grant Receipts Revenue, RB
5.000%, 06/01/29	100	127
State of Illinois, Ser C, GO
4.000%, 03/01/24	1,250	1,342
Total Illinois		1,773
Indiana [2.1%]
Indiana Finance Authority, Ser S, RB
5.000%, 10/01/28	500	632
Indiana Finance Authority, Ser S, RB
5.000%, 10/01/29	700	905
Total Indiana		1,537
Total Municipal Bonds
(Cost $71,846)		73,883
Short-Term Investment [0.4%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	309,550	310
Total Short-Term Investment
(Cost $310)		310
Total Investments [99.1%]
(Cost $72,156)		$74,193

Percentages are based on Net Assets of $74,863 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2021.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

ETM — Escrowed to Maturity

GO — General Obligation

RB — Revenue Bond

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

The following is a list of the inputs used as of December 31, 2021 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$73,883	$—	$73,883
Short-Term Investment	310	—	—	310
Total Investments in Securities	$310	$73,883	$—	$74,193

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2400

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [93.3%]
Alabama [1.6%]
Alabama State, Southeast Gas Supply District, Ser A, RB
Callable 03/01/24 @ 100
4.000%, 06/01/49(A)	$5,000	$5,361
Black Belt Energy Gas District, Ser A-1, RB
Callable 09/01/25 @ 100
4.000%, 12/01/49(A)	5,000	5,553
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	10,243
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
0.000%, 7.750%, 10/1/23,10/01/46(B)	2,500	2,586
Lower Alabama Gas District, Ser A, RB
5.000%, 09/01/46	500	739
Southeast Energy Authority A Cooperative District, Ser A, RB
Callable 07/01/28 @ 101
4.000%, 11/01/51(A)	3,000	3,477
Southeast Energy Authority A Cooperative District, Ser B, RB
Callable 09/01/31 @ 101
4.000%, 12/01/51(A)	5,000	6,060
Total Alabama		34,019
Arizona [0.8%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	380
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/51(C)	500	546
Arizona State, Industrial Development Authority, RB
Callable 12/15/29 @ 100
4.000%, 12/15/51(C)	650	700
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(C)	225	244
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/30(C)	625	686

Description	Face Amount (000)	Value (000)
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/40(C)	$925	$998
Arizona State, Industrial Development Authority, Ser A-SOCIAL, RB
Callable 07/01/31 @ 100
4.000%, 07/01/61	1,000	1,109
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	973
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,850	1,782
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	592
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(C)	875	937
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(C)	3,300	3,609
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,639
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(C)	1,200	1,313

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(C)	$2,015	$2,190
Total Arizona		17,698
Arkansas [0.4%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(C)	8,500	9,351
California [7.4%]
California County, Tobacco Securitization Agency, Ser A, RB
Callable 06/01/30 @ 100
4.000%, 06/01/49	1,000	1,161
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 01/24/22 @ 21
7.800%, 06/01/46(D)	10,000	2,100
California State, Community Development Administration, RB
Callable 08/01/31 @ 100
4.000%, 08/01/56(C)	750	775
California State, Community Housing Agency, Ser A, RB
Callable 08/01/30 @ 100
5.000%, 08/01/50(C)	4,500	4,814
California State, Community Housing Agency, Ser A, RB
Callable 02/01/31 @ 100
4.000%, 02/01/56(C)	5,100	5,181
California State, Community Housing Agency, Ser NITY, RB
Callable 02/01/30 @ 100
5.000%, 02/01/50(C)	6,875	7,345
California State, Community Housing Agency, Ser S, RB
Callable 08/01/29 @ 100
5.000%, 08/01/49(C)	1,500	1,596
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,629
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
4.000%, 11/15/40	5,000	5,801
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(C)	4,000	4,548

Description	Face Amount (000)	Value (000)
California State, Municipal Finance Authority, RB
Callable 06/01/27 @ 100
5.000%, 06/01/43	$3,620	$4,306
California State, Municipal Finance Authority, RB
Callable 11/01/31 @ 100
4.000%, 11/01/36(C)	2,370	2,591
California State, Municipal Finance Authority, RB, BAM
Callable 05/15/31 @ 100
4.000%, 05/15/46	1,000	1,167
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.250%, 11/01/36	255	298
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/46(C)	625	736
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.000%, 11/01/47	1,005	1,143
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/54(C)	875	1,027
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(C) (E)	5,000	3,000
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(C)	1,275	1,084
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,575
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,012
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(C)	500	578
California State, School Finance Authority, Ser A, RB
5.000%, 07/01/30(C)	70	89

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	$1,120	$1,229
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,097
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	630
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(C)	500	608
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.250%, 12/01/44	5,380	6,050
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/48(C)	2,000	2,426
California State, Statewide Communities Development Authority, Ser A, RB
Callable 06/01/26 @ 100
5.250%, 12/01/56(C)	1,500	1,737
Central Basin, Municipal Water District, Ser A, RB
Callable 08/01/28 @ 100
5.000%, 08/01/44	2,000	2,266
City & County of San Francisco California Special Tax District No. 2020-1, Ser B, SPL Tax
Callable 09/01/31 @ 100
5.250%, 09/01/49(C)	5,000	5,015
City & County of San Francisco California Special Tax District No. 2020-1, Ser C, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/51(C)	5,675	6,410
CSCDA Community Improvement Authority, RB
Callable 06/01/32 @ 100
3.250%, 12/01/58(C)	7,500	6,658

Description	Face Amount (000)	Value (000)
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(C)	$4,500	$4,123
CSCDA Community Improvement Authority, RB
Callable 06/01/32 @ 100
3.000%, 12/01/49(C)	10,000	8,677
CSCDA Community Improvement Authority, Sub-Ser, RB
Callable 06/01/32 @ 100
4.000%, 12/01/59(C)	5,000	4,110
Dublin California, SPL Tax
Callable 09/01/27 @ 103
4.000%, 09/01/45	600	666
Dublin California, SPL Tax
Callable 09/01/27 @ 103
4.000%, 09/01/51	865	953
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,687
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,322
Foothill-Eastern Transportation Corridor Agency, Ser A, RB
Callable 01/15/31 @ 100
4.000%, 01/15/46	1,500	1,748
Golden State Tobacco Securitization, Sub-Ser, RB
Callable 12/01/31 @ 100
3.850%, 06/01/50	3,000	3,051
Golden State, Tobacco Securitization, RB
Callable 06/01/31 @ 100
3.115%, 06/01/38	10,000	10,086
Golden State, Tobacco Securitization, Ser A-1, RB
Pre-Refunded @ 100
5.000%, 06/01/22(F)	2,000	2,039
Golden State, Tobacco Securitization, Ser A-1, RB
Pre-Refunded @ 100
3.500%, 06/01/22(F)	6,045	6,127
Golden State, Tobacco Securitization, Sub-Ser B-2, RB
Callable 12/01/31 @ 28
3.699%, 06/01/66(D)	25,000	4,911
Inland Empire, Tobacco Securitization Authority, RB
Callable 01/24/22 @ 39
9.890%, 06/01/36(D)	12,500	4,890

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	$1,000	$1,185
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/39	750	854
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/49	3,000	3,359
San Mateo, Community Facilities District, Community Facilities District No. 2008-1-Bay, SPL Tax
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,025
Tobacco Securitization Authority of Northern California, RB
Callable 12/01/30 @ 33
3.837%, 06/01/60(D)	5,000	1,234
University of California, Ser BE, RB
Callable 05/15/30 @ 100
4.000%, 05/15/40	2,500	2,977
Total California		157,706
Colorado [8.3%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	1,058
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	1,041	1,087
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	744	779
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(C)	3,500	3,486
Base Village Metropolitan District No. 2, Ser A, GO
Callable 02/07/22 @ 103
5.750%, 12/01/46	3,055	3,152
Baseline Metropolitan District No. 1, Ser A, GO
Callable 12/01/24 @ 103
5.000%, 12/01/51	1,000	1,065
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	3,059
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	551

Description	Face Amount (000)	Value (000)
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	$1,720	$1,800
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/35	525	582
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/50	4,180	4,550
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/40(C)	1,100	1,211
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/49(C)	1,265	1,383
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.125%, 12/01/48	1,500	1,612
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	730	789
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	1,775	1,889
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	1,000	1,046
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	2,000	2,091
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	547
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	835	874
City & County of Denver Colorado, RB, AMT
Callable 10/01/23 @ 100
5.000%, 10/01/32	2,000	2,112

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Clear Creek Station, Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	$1,000	$1,045
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(C)	1,930	2,079
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(C)	915	989
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(C)	2,655	2,759
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(C)	1,515	1,586
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 05/01/28 @ 103
4.000%, 05/01/61	500	547
Colorado State, Health Facilities Authority, Common Spirit Health, Ser A, RB
Callable 08/01/29 @ 100
4.000%, 08/01/49	8,620	9,849
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/44	2,250	2,392
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	1,500	1,581
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/58	2,750	2,862
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,103

Description	Face Amount (000)	Value (000)
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49(E)	$1,260	$1,364
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,400	1,496
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(C)	1,835	2,078
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(C)	2,305	2,608
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/38	1,250	1,451
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/39	1,000	1,159
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/40	750	868
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	2,290	2,473
Denver, International Business Center, RB
4.000%, 12/01/48	350	362
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
3.000%, 12/01/45	500	544
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	917
Erie Highlands, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	5,725	6,084
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	595	651

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 08/01/49	$1,085	$1,176
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	500	530
Fitzsimons Village Metropolitan District No. 3, Ser A-1, GO
Callable 12/01/26 @ 103
4.250%, 12/01/55	4,830	4,830
Flatiron Meadows, Metropolitan District, GO
Callable 02/07/22 @ 103
5.125%, 12/01/46	2,000	2,063
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	1,195	1,315
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	1,580	1,574
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.375%, 12/01/47	750	790
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.125%, 12/01/40	575	606
Karl's Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.625%, 12/01/50(C)	1,900	2,078
Karl's Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.375%, 12/01/40(C)	645	706
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 5.000%, 12/1/26,12/01/51(B)	7,335	6,186
Meadowlark Metropolitan District, Ser A-SENIOR-LIMITED, GO
Callable 09/01/25 @ 103
5.125%, 12/01/50	750	813
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	1,950	2,087
North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	1,755	1,873

Description	Face Amount (000)	Value (000)
Peak Metropolitan District No. 1, Ser A, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51(C)	$1,150	$1,251
Pronghorn Valley Metropolitan District, Ser A, GO
Callable 09/01/26 @ 103
4.000%, 12/01/51	650	662
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	13,250	13,540
Regional Transportation District, RB
4.000%, 07/15/39	525	683
Reunion Metropolitan District, Ser A, RB
Callable 06/01/26 @ 103
3.625%, 12/01/44	2,000	1,985
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	5,000	5,044
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.125%, 12/01/23(F)	550	615
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.125%, 12/01/23(F)	1,000	1,119
Sierra Ridge, Metropolitan District No. 2, Ser A, GO
Callable 02/07/22 @ 103
5.500%, 12/01/46	1,500	1,547
Solaris, Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	723
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 01/12/22 @ 103
5.000%, 12/01/46	2,530	2,611
Southglenn, Metropolitan District, GO
Callable 02/07/22 @ 103
5.000%, 12/01/46	3,675	3,790
Southglenn, Metropolitan District, GO
Callable 02/07/22 @ 103
3.500%, 12/01/26	1,750	1,804
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	565
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	3,000	3,340
Stone Creek Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	2,000	2,140

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Trails at Crowfoot Metropolitan District No. 3, Ser ES, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	$3,620	$3,871
Verve Metropolitan District No. 1, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51	5,000	5,463
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	1,552	1,638
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,250	1,327
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	545	601
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	110
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	397
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,155
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	264
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,396
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	1,556	1,631
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,613
Wild Plum Metropolitan District, Ser A, GO
Callable 12/01/24 @ 103
5.000%, 12/01/49	595	644
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	600	646

Description	Face Amount (000)	Value (000)
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	$1,000	$1,072
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,701
Total Colorado		177,145
Connecticut [0.6%]
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/45(C)	500	554
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/55(C)	750	826
Connecticut State, Health & Educational Facilities Authority, Ser R, RB
Callable 07/01/27 @ 100
4.000%, 07/01/47	4,000	4,456
Steel Point Infrastructure Improvement District, TA
Callable 04/01/30 @ 100
4.000%, 04/01/51(C)	1,280	1,340
Tender Option Bond Trust Receipts, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
13.601%, 12/01/45(A) (C) (G)	3,335	5,000
Total Connecticut		12,176
Delaware [0.1%]
Delaware State, Economic Development Authority, Ser V, RB
Callable 10/01/25 @ 100
1.250%, 10/01/45(A)	2,000	2,003
District of Columbia [0.7%]
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/39	730	831
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/49	2,000	2,238
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
5.000%, 10/01/47	1,540	1,882

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/36	$2,060	$2,380
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/44	4,965	5,647
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44	2,000	2,649
Total District of Columbia		15,627
Florida [8.1%]
Alachua County, Health Facilities Authority, RB
Callable 11/15/24 @ 100
6.375%, 11/15/49	5,190	4,984
Alachua County, Health Facilities Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/37	8,095	10,245
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/31	500	617
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/33	500	612
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/34	375	458
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(C)	1,500	1,681
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(C)	1,500	1,690
Capital Trust Agency, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(C)	3,610	3,935
Capital Trust Agency, RB
Callable 07/01/30 @ 100
5.000%, 01/01/55(C)	3,000	3,319
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/51(C)	2,220	2,268
Charlotte County Industrial Development Authority, RB
Callable 10/01/31 @ 100
5.000%, 10/01/36(C)	2,265	2,251

Description	Face Amount (000)	Value (000)
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(C)	$500	$541
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/51(C)	905	971
County of Osceola Florida Transportation Revenue, Ser A-2, RB
Callable 10/01/29 @ 49
3.308%, 10/01/49(D)	1,325	528
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/44(E)	3,390	68
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/49(E)	1,000	20
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/36	6,310	6,999
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/37	6,050	6,698
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(C)	750	873
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/31	275	321
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35	200	232
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/40(C)	1,045	1,166
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(C)	1,950	2,151
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/51	1,750	1,990
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/55(C)	2,750	3,018

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, RB, AMT
Callable 01/01/24 @ 107
7.375%, 01/01/49(C)	$19,875	$21,694
Florida State, Development Finance, RB, AMT
Callable 02/07/22 @ 103
6.500%, 01/01/49(A) (C)	7,995	8,169
Florida State, Development Finance, RB, AMT
Callable 05/01/22 @ 105
5.000%, 05/01/29(C)	3,500	3,707
Florida State, Development Finance, RB, AMT
Callable 06/01/24 @ 103
3.000%, 06/01/32	7,845	8,209
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(C)	4,930	5,555
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43(C)	1,000	1,017
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,262
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,307
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/50(C)	1,000	1,143
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/55(C)	1,500	1,709
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	2,027
Miami-Dade County, Educational Facilities Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/53	1,500	1,674
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,550	4,961

Description	Face Amount (000)	Value (000)
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(C)	$1,605	$1,754
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
Callable 10/01/29 @ 100
4.000%, 10/01/49	5,000	5,781
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/29	1,660	1,885
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,642
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 10/01/24(F)	5,000	5,668
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/44	250	310
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
4.000%, 10/01/54	800	912
Palm Beach County, Health Facilities Authority, RB
Callable 06/01/25 @ 103
5.000%, 06/01/55	2,300	2,488
Palm Beach County, Health Facilities Authority, Ser B, RB
Callable 11/15/27 @ 103
5.000%, 11/15/42	500	604
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,098
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	524
State Johns County, Industrial Development Authority, RB
Callable 12/15/27 @ 103
4.000%, 12/15/46	500	545

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
State Johns County, Industrial Development Authority, RB
Callable 12/15/27 @ 103
4.000%, 12/15/50	$905	$982
Village Community Development District No. 10, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	735	780
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(C)	2,345	2,599
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(C)	1,400	1,567
Village Community Development District No. 12, Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	2,835	3,005
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/39	2,310	2,763
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/40	2,395	2,861
Wildwood Utility Dependent District, RB, BAM
Callable 10/01/31 @ 100
5.000%, 10/01/52	6,195	7,795
Total Florida		173,633
Georgia [2.1%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	2,560	2,963
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,724
Atlanta, Department of Aviation, Ser B, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/49	3,885	4,419
Burke County, Development Authority, RB
2.925%, 11/01/53(A)	5,000	5,257

Description	Face Amount (000)	Value (000)
Burke County, Development Authority, RB
Callable 05/03/31 @ 100
2.750%, 01/01/52	$7,000	$7,098
Coweta County Residential Care Facilities for the Elderly Authority, RB
Callable 03/01/27 @ 104
4.000%, 03/01/46	555	600
Fulton County Residential Care Facilities for the Elderly Authority, Ser A, RB
Callable 04/01/28 @ 103
4.000%, 04/01/56(C)	5,020	5,314
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	4,000	3,866
George L Smith II Congress Center Authority, RB
Callable 01/01/31 @ 100
4.000%, 01/01/54	1,000	1,134
Main Street Natural Gas, Ser A, RB
Callable 05/15/29 @ 100
5.000%, 05/15/43	600	722
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/49	6,000	8,985
Rockdale County, Development Authority, Pratt Paper Project, RB, AMT
Callable 01/01/28 @ 100
4.000%, 01/01/38(C)	1,000	1,126
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Pre-Refunded @ 100
7.250%, 01/01/24(F)	810	918
Total Georgia		45,126
Illinois [8.7%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	700	739
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,098
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,971
Chicago, Board of Education, GO
6.138%, 12/01/39	5,000	6,175

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	$1,000	$1,209
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,510
Chicago, Board of Education, Ser A, GO
Callable 12/01/30 @ 100
5.000%, 12/01/40	2,300	2,853
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(C)	5,000	6,472
Chicago, Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,000	2,377
Chicago, Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,365
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,258
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,089
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	10,962
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/35	5,000	6,267
Chicago, Ser A, GO
5.000%, 01/01/27	1,750	2,063
Chicago, Ser A, GO
Callable 01/01/24 @ 100
5.000%, 01/01/30	1,000	1,084
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/40	1,500	1,802
Chicago, Ser C, GO
5.000%, 01/01/26	2,000	2,302
County of Cook Illinois, Sales Tax Revenue, Ser A, RB
Callable 11/15/30 @ 100
4.000%, 11/15/40	2,000	2,352
County of Cook Illinois, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/31	2,400	2,847
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,640

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	$4,535	$5,423
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,192
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/38	250	306
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/40	250	304
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/41	310	365
Illinois State, Finance Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	5,595	6,661
Illinois State, Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/50(A)	1,200	1,415
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/51	1,000	1,159
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/56	515	594
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	457
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	399
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/37	350	398
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	259
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/41	500	563
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/50	3,130	3,537

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/55	$3,500	$3,936
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.125%, 04/01/58(C)	5,000	5,792
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	2,202
Illinois State, Finance Authority, Ser B-1, RB
Callable 05/15/24 @ 100
5.000%, 05/15/50(A)	1,500	1,657
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	7,452
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	6,500	7,138
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/31	5,000	5,485
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/35	5,000	5,478
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(C)	5,200	4,994
Illinois State, Ser D, GO
3.250%, 11/01/26	8,175	9,029
Milton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	2,073
Milton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	880	906
Northern Illinois University, RB, BAM
Callable 04/01/31 @ 100
4.000%, 10/01/39	425	502
Northern Illinois University, RB, BAM
Callable 04/01/31 @ 100
4.000%, 10/01/43	1,250	1,464
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,329
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	1,500	1,588

Description	Face Amount (000)	Value (000)
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	$2,105	$2,149
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 02/07/22 @ 100
5.350%, 03/01/31	75	46
State of Illinois, Ser A, GO
Callable 03/01/31 @ 100
5.000%, 03/01/46	1,750	2,173
State of Illinois, Ser A, GO
Callable 03/01/31 @ 100
4.000%, 03/01/41	1,000	1,158
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,784
Upper Illinois, River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/43	2,000	2,329
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,711
Village of Gilberts, RB
Callable 01/24/22 @ 100
5.000%, 11/15/34	2,669	2,956
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	5,050	5,375
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(C)	2,415	2,425
Village of Manhattan Illinois, SPL Tax
Callable 02/07/22 @ 100
6.125%, 03/01/40	8,538	8,538
Village of Matteson Illinois, GO
Callable 12/01/26 @ 100
6.500%, 12/01/35	975	1,086
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
0.000%, 4.500%, 6/30/25,12/31/38(B)	1,680	1,447
Total Illinois		186,669
Indiana [1.1%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40	2,745	2,869
Anderson Indiana, RB
5.000%, 01/01/25	250	253

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Anderson Indiana, RB
4.180%, 01/01/23	$850	$855
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	2,294
Indiana State, Finance Authority, Republic Services Project, RB, AMT
0.220%, 12/01/37(A)	2,000	2,000
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(C)	5,750	6,051
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	3,908
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,502
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,388
Total Indiana		24,120
Iowa [0.8%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,101
Iowa State, Finance Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/43	2,000	2,274
Iowa State, Tobacco Settlement Authority, Sub-Ser B, RB
Callable 06/01/31 @ 26
4.072%, 06/01/65(D)	71,315	13,286
Total Iowa		17,661
Kansas [0.8%]
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.500%, 11/15/38	500	515
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.250%, 11/15/53	4,190	4,192
Manhattan Kansas, Ser A, RB
Callable 06/01/28 @ 103
4.000%, 06/01/36	750	827

Description	Face Amount (000)	Value (000)
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(F)	$1,330	$1,546
University of Kansas Hospital Authority, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	3,670	4,139
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	1,500	1,553
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	523
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	4,080	4,147
Total Kansas		17,442
Kentucky [1.0%]
County of Trimble Kentucky, RB, AMT
1.300%, 09/01/44(A)	1,000	1,009
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	4,730
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	1,000	1,228
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/24 @ 100
4.000%, 01/01/49(A)	2,500	2,724
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Pre-Refunded @ 100
5.750%, 07/01/23(F)	5,650	6,113

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Kentucky State, Public Transportation Infrastructure Authority, Ser C, RB
Callable 11/01/27 @ 100
4.000%, 02/01/50(A)	$5,000	$5,790
Total Kentucky		21,594
Louisiana [0.6%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(C)	5,565	5,658
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(E)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(C) (E)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(E)	3,474	—
Parish of Saint John the Baptist Louisiana, RB
2.375%, 06/01/37(A)	4,000	4,207
Parish of Saint John the Baptist Louisiana, RB
2.100%, 06/01/37(A)	3,770	3,886
Total Louisiana		13,751
Maine [0.0%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A) (C)	1,000	1,099
Maryland [1.3%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,101
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(C)	1,370	1,426
Baltimore, RB
Callable 06/01/29 @ 100
3.500%, 06/01/39(C)	650	676
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.875%, 06/01/46(C)	350	353
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.700%, 06/01/39(C)	200	202
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,819

Description	Face Amount (000)	Value (000)
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	$945	$1,079
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,493
Frederick County, RB
3.250%, 07/01/29	890	941
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,495
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	760
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(C)	1,250	1,315
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(C)	1,000	1,056
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	998
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	989
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 06/01/31 @ 100
4.000%, 06/01/55	2,000	2,274
Prince George's County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(C)	2,000	2,244
Prince George's County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(C)	1,000	1,123
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	4,119
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	818

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	$1,205	$1,314
Total Maryland		27,595
Massachusetts [0.8%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,693
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	4,120	4,532
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(C)	2,500	2,718
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	2,000	2,315
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/29 @ 100
5.000%, 07/01/44	500	603
Massachusetts State, Development Finance Agency, Ser S, RB
Callable 07/15/30 @ 100
5.000%, 07/15/46(C)	750	913
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/43	2,000	2,392
Total Massachusetts		16,166
Michigan [1.3%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	729
Detroit Michigan, Ser A, GO
Callable 04/01/31 @ 100
5.000%, 04/01/50	1,000	1,218
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(C)	1,505	1,653
Kalamazoo Economic Development, RB
Callable 05/15/27 @ 103
5.000%, 05/15/55	3,750	4,197

Description	Face Amount (000)	Value (000)
Kentwood Economic Development, Ser S, RB
Callable 11/15/28 @ 103
4.000%, 11/15/45	$500	$552
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,524
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 02/07/22 @ 100
6.500%, 12/01/40	3,745	3,750
Michigan State, Finance Authority, Ser A, RB
Callable 11/02/29 @ 100
5.000%, 11/15/48	6,800	8,414
Michigan State, Finance Authority, Ser A-2, RB
Callable 12/01/30 @ 100
5.000%, 06/01/40	1,770	2,235
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 02/07/22 @ 100
5.875%, 12/01/30	2,000	2,002
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(C)	1,000	1,099
Total Michigan		28,373
Minnesota [0.7%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	3,233
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	2,840	2,939
Bethel, Senior Housing Revenue, RB
Callable 05/01/24 @ 102
4.500%, 05/01/49	1,355	1,394
Duluth Economic Development Authority, RB
Callable 07/01/26 @ 103
4.000%, 07/01/41	930	997
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(C)	500	531

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(C)	$1,600	$1,692
Rochester, RB
Callable 05/15/28 @ 100
4.000%, 11/15/48	2,000	2,293
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	1,150	1,174
Woodbury Minnesota, RB
Callable 07/01/28 @ 103
4.000%, 07/01/56	1,150	1,243
Total Minnesota		15,496
Missouri [2.5%]
Blue Springs, Improvement Adams Farm Project, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,454
Cape Girardeau County, Industrial Development Authority, RB
Callable 03/01/31 @ 100
3.000%, 03/01/46	945	973
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 02/07/22 @ 100
4.000%, 03/01/42	1,000	1,001
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 02/07/22 @ 100
3.625%, 03/01/33	500	500
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 02/07/22 @ 100
3.000%, 03/01/26	500	500
Health & Educational Facilities Authority of the State of Missouri, RB
Callable 08/01/31 @ 100
4.000%, 08/01/36	440	520
Health & Educational Facilities Authority of the State of Missouri, RB
Callable 08/01/31 @ 100
4.000%, 08/01/41	410	478

Description	Face Amount (000)	Value (000)
Kansas City, Industrial Development Authority, RB, AGM, AMT
Callable 03/01/30 @ 100
5.000%, 03/01/57	$250	$305
Kansas City, Industrial Development Authority, RB, AMT
Callable 03/01/30 @ 100
4.000%, 03/01/45	5,000	5,744
Kansas City, Industrial Development Authority, RB, AMT
Callable 03/01/30 @ 100
4.000%, 03/01/50	4,750	5,432
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(C)	2,000	2,099
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	2,000	2,236
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	2,000	2,149
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	500	537
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	2,652
Maryland Heights Missouri, GO
Callable 11/01/29 @ 100
4.125%, 11/01/38	1,950	2,034
Missouri Southern State University, RB
Callable 10/01/31 @ 100
4.000%, 10/01/44	3,375	3,502
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(C)	5,000	5,063
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(C)	3,000	3,072

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	$2,000	$2,050
St. Louis County, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	2,238
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	2,249
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,315	1,300
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,547
Total Missouri		52,635
Nebraska [0.7%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,032
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	5,669
Central Plains Energy Project, Ser A, RB
5.000%, 09/01/42	5,500	8,047
Total Nebraska		14,748
Nevada [1.0%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,323
Las Vegas, Finance Authority, RB
Callable 01/28/22 @ 100
4.375%, 06/15/35(C)	3,500	3,501
Las Vegas, Special Improvement District No. 611, RB
Callable 06/01/30 @ 100
4.125%, 06/01/50	875	951

Description	Face Amount (000)	Value (000)
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.750%, 06/01/42	$750	$784
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.500%, 06/01/35	200	210
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	935	1,021
Las Vegas, Special Improvement District No. 814, GO
Callable 06/01/29 @ 100
4.000%, 06/01/44	745	807
Las Vegas, Special Improvement District No. 815, GO
Callable 12/01/30 @ 100
4.750%, 12/01/40	750	870
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/46	2,050	2,079
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	1,425	1,438
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	950	964
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(C)	100	108
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(C)	1,595	1,766
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(C)	1,000	1,088
Sparks Nevada, Ser A, RB
2.750%, 06/15/28(C)	1,000	1,036

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Sparks Nevada, Ser A, RB
2.500%, 06/15/24(C)	$725	$736
Total Nevada		20,682
New Hampshire [0.4%]
New Hampshire, Business Finance Authority, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(C)	1,910	2,072
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/41	1,000	1,090
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/51	1,000	1,080
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(C)	1,250	1,339
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(C)	500	535
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 100
3.625%, 07/01/43(A) (C)	1,000	1,048
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A) (C)	1,000	1,052
Total New Hampshire		8,216
New Jersey [2.5%]
County of Essex New Jersey, GO
Callable 09/01/28 @ 100
2.125%, 09/01/49	3,900	3,749
County of Essex New Jersey, GO
Callable 09/01/28 @ 100
2.125%, 09/01/50	900	862
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	6,000	6,968
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,272

Description	Face Amount (000)	Value (000)
New Jersey State, Economic Development Authority, RB, AMT
Callable 03/05/24 @ 101
5.625%, 11/15/30	$1,000	$1,097
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,375
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,455
New Jersey State, Economic Development Authority, Ser EEE, RB
Callable 12/15/28 @ 100
5.000%, 06/15/43	1,000	1,208
New Jersey State, Economic Development Authority, Ser S, RB
Callable 12/15/30 @ 100
4.000%, 06/15/46	500	573
New Jersey State, Economic Development Authority, Ser S, RB
Callable 12/15/30 @ 100
4.000%, 06/15/50	450	514
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/29 @ 100
4.000%, 12/15/39	1,750	2,019
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	5,245	5,986
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 12/15/30 @ 100
4.000%, 06/15/45	5,325	6,113
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 12/15/30 @ 100
4.000%, 06/15/50	1,000	1,142
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	4,002
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/50	8,500	9,551

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	$1,000	$1,203
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	4,015	4,674
Total New Jersey		53,763
New Mexico [0.6%]
Farmington New Mexico, RB
1.150%, 06/01/40(A)	3,500	3,548
Farmington New Mexico, RB
1.100%, 06/01/40(A)	3,000	3,025
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	547
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	541
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,885
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,174
Total New Mexico		12,720
New York [6.0%]
Build NYC Resource, RB
Callable 06/15/31 @ 100
4.000%, 06/15/51	480	522
Build NYC Resource, RB
Callable 06/15/31 @ 100
4.000%, 06/15/56	530	575
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/45(C)	875	1,047
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/51(C)	875	1,042
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	4,875	5,160
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.250%, 11/15/55	10,000	12,335

Description	Face Amount (000)	Value (000)
Metropolitan Washington, Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.000%, 11/15/50	$1,750	$2,124
Metropolitan Washington, Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,396
Monroe County Industrial Development, RB
Callable 06/01/28 @ 100
5.000%, 06/01/50(C)	1,100	1,283
Nassau County, Industrial Development Agency, RB
Callable 10/01/26 @ 107
5.000%, 5.250%, 9/8/41,01/01/58(A) (B)	4,358	4,041
Nassau County, Tobacco Settlement, RB
Callable 01/24/22 @ 100
5.125%, 06/01/46	1,345	1,366
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 01/24/22 @ 100
5.000%, 06/01/45	5,800	5,852
New York Liberty Development, Ser 1WTC, RB
Callable 02/15/30 @ 100
2.750%, 02/15/44	2,000	2,004
New York State, Environmental Facilities, RB, AMT
Callable 06/02/25 @ 100
2.750%, 09/01/50(A)	750	775
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	1,035
New York State, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(C)	5,000	5,477
New York State, Thruway Authority, Ser A-1-GROUP, RB
Callable 03/15/31 @ 100
3.000%, 03/15/48	10,000	10,618
New York State, Thruway Authority, Sub-Ser B, RB
Callable 01/01/30 @ 100
4.000%, 01/01/50	5,000	5,740
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,648

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New York State, Transportation Development, RB
Callable 12/01/30 @ 100
4.000%, 12/01/39	$1,500	$1,744
New York State, Transportation Development, RB
Callable 12/01/30 @ 100
4.000%, 12/01/41	850	982
New York State, Transportation Development, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	1,880	2,245
New York State, Transportation Development, RB, AMT
5.000%, 01/01/22	3,420	3,420
New York State, Transportation Development, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,962
New York State, Transportation Development, RB, AMT
Callable 10/01/30 @ 100
4.375%, 10/01/45	2,750	3,180
New York State, Transportation Development, RB, AMT
Callable 10/31/31 @ 100
4.000%, 04/30/53	3,000	3,429
New York State, Transportation Development, RB, AMT
3.000%, 08/01/31	1,200	1,305
New York State, Urban Development, RB
Callable 09/15/28 @ 100
4.000%, 03/15/48	7,000	8,052
Niagara, Area Development, Ser A, RB, AMT
Callable 07/01/23 @ 100
4.750%, 11/01/42(C)	4,750	4,930
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,087
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,079
Suffolk Tobacco Asset Securitization, Sub-Ser, RB
Callable 06/01/31 @ 28
3.806%, 06/01/66(D)	29,940	6,031
TSASC, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,000	2,316

Description	Face Amount (000)	Value (000)
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	$5,750	$6,318
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	1,250	1,390
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,930
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,962
Total New York		129,402
North Carolina [0.5%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,547
North Carolina State, Medical Care Commission, RB
Callable 09/01/28 @ 103
4.000%, 09/01/46	525	596
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	3,750	4,041
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/24	1,000	1,090
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/44	1,500	1,834
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/49	500	608
Total North Carolina		9,716
North Dakota [0.6%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	2,000	2,102
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(C)	5,000	5,044
Grand Forks North Dakota, RB
Callable 12/01/31 @ 100
4.000%, 12/01/51	250	288

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/48	$2,500	$2,914
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	1,500	1,740
Total North Dakota		12,088
Ohio [4.2%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	7,000	7,871
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
3.000%, 06/01/48	10,630	10,900
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	11,250	13,065
Cleveland-Cuyahoga County Port Authority, TA
Callable 12/01/29 @ 100
4.000%, 12/01/55(C)	250	263
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	5,000	5,818
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	4,503
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,040
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,036
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	4,000	4,138
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(C)	3,020	3,488

Description	Face Amount (000)	Value (000)
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(C)	$3,280	$3,741
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(C)	12,000	14,029
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(C)	2,500	2,527
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,222
Southern Ohio Port Authority, Ser A, RB, AMT
Callable 12/01/27 @ 103
7.000%, 12/01/42(C)	6,000	6,888
Southern Ohio Port Authority, Ser A, RB, AMT
Callable 12/01/27 @ 103
6.500%, 12/01/30(C)	3,000	3,465
Total Ohio		89,994
Oklahoma [0.2%]
Oklahoma County, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.500%, 08/15/52	500	618
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	4,000	3,400
Oklahoma State, Development Finance Authority, Inverness Village Community, RB
Callable 02/07/22 @ 100
6.000%, 01/01/32(E)	1,278	9
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.250%, 08/01/57(E)	1,622	2
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(E)	3,843	10

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(E)	$1,664	$4
Total Oklahoma		4,043
Oregon [1.3%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	963
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.250%, 11/15/50	1,000	1,098
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	9,220	10,090
Medford Hospital Facilities Authority, Ser A, RB
Callable 08/15/30 @ 100
4.000%, 08/15/50	7,000	8,122
Oregon State, Business Development Commission, RB, AMT
5.000%, 03/01/49(A)	5,000	5,036
Yamhill County, Hospital Authority, Ser A, RB
Callable 11/15/28 @ 103
5.000%, 11/15/51	600	697
Yamhill County, Hospital Authority, Ser A, RB
Callable 11/15/28 @ 103
5.000%, 11/15/56	750	865
Total Oregon		26,871
Pennsylvania [2.6%]
Allegheny County, Airport Authority, Ser A, RB, AMT
Callable 01/01/31 @ 100
4.000%, 01/01/56	5,000	5,696
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/33(C)	500	587
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/42(C)	2,000	2,333

Description	Face Amount (000)	Value (000)
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(C)	$3,000	$3,523
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(C)	1,000	1,177
Chester County, Health and Education Facilities Authority, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	1,150	1,188
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(C)	1,000	1,133
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(C)	525	596
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(C)	1,135	1,279
Dauphin County, General Authority, RB
Callable 10/15/28 @ 100
6.250%, 10/15/53(C)	750	924
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(C)	8,470	9,593
DuBois, Hospital Authority, RB
Callable 01/15/28 @ 100
4.000%, 07/15/43	2,370	2,659
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	1,530	1,666
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,610
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,696

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	$2,975	$3,715
Philadelphia, Authority for Industrial Development, RB
Callable 06/15/28 @ 100
5.000%, 06/15/40(C)	900	1,050
Philadelphia, Authority for Industrial Development, RB
Callable 06/15/28 @ 100
5.000%, 06/15/50(C)	1,450	1,669
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,076
Philadelphia, Ser B, GO
Callable 08/01/29 @ 100
5.000%, 02/01/39	4,385	5,457
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(C) (F)	3,000	3,419
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,370
Total Pennsylvania		56,416
Rhode Island [0.2%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,133
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 01/24/22 @ 16
11.196%, 06/01/52(D)	21,270	3,397
Total Rhode Island		4,530
South Carolina [0.6%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	2,500	2,779
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	3,830	4,171

Description	Face Amount (000)	Value (000)
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	$5,950	$6,472
Total South Carolina		13,422
Tennessee [1.2%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,105
Metropolitan Government, Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/55	4,750	5,039
Metropolitan Nashville Airport Authority, Sub-Ser B, RB, AMT
Callable 07/01/30 @ 100
5.000%, 07/01/54	5,675	6,989
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(C)	900	1,026
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(C)	650	711
Tennergy, Ser A, RB
Callable 06/01/28 @ 101
4.000%, 12/01/51(A)	10,000	11,682
Total Tennessee		26,552
Texas [6.3%]
Alvin Independent School District, Ser B-REMK, GO
0.450%, 02/15/36(A)	2,000	2,003
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,497
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	436
Board of Regents of the University of Texas System, Ser B, RB
5.000%, 08/15/49	5,500	8,774

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(C)	$500	$563
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(C)	1,500	1,701
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	475	497
Central Texas, Regional Mobility Authority, Ser B, RB
Callable 01/01/31 @ 100
4.000%, 01/01/51	1,000	1,156
Central Texas, Regional Mobility Authority, Ser B-SENIOR, RB
Callable 01/01/30 @ 100
5.000%, 01/01/45	750	925
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(F)	1,000	1,046
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(F)	1,000	1,046
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,844
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/23(F)	2,000	2,162
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	1,001
Houston, Airport System Revenue, RB, AMT
5.000%, 07/01/27	500	585
Houston, Airport System Revenue, RB, AMT
4.750%, 07/01/24	2,000	2,114
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	5,625	6,025
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	3,315

Description	Face Amount (000)	Value (000)
Houston, Airport System Revenue, Ser C, RB, AMT
5.000%, 07/15/27	$4,500	$5,262
Houston, Airport System Revenue, Sub-Ser A, RB, AMT
Callable 07/01/30 @ 100
4.000%, 07/01/47	1,250	1,442
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	7,000	7,591
Lago Vista Texas, RB
Callable 09/01/30 @ 100
4.875%, 09/01/50(C)	275	290
Matagorda County Navigation District No. 1, RB, AMT
0.900%, 05/01/30(A)	1,750	1,755
Mission, Economic Development, RB, AMT
Callable 01/28/22 @ 105
4.625%, 10/01/31(C)	3,250	3,418
New Hope Cultural Education Facilities Finance, RB
7.500%, 11/15/36	3,385	3,375
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	4,660	4,829
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37	545	542
New Hope, Cultural Education Facilities Finance, RB
Callable 11/01/27 @ 103
4.000%, 11/01/55	1,000	1,117
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/56(C)	4,205	4,609
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 5.000%, 11/15/26,11/15/26(B)	13,625	9,178
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/50(C)	4,750	5,149
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(C)	1,700	1,901

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(C)	$900	$1,008
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
0.000%, 7.000%, 9/1/23,09/01/31(B) (F)	5,000	7,019
Port Beaumont Navigation District, RB
Callable 02/07/22 @ 103
6.000%, 01/01/25(C)	1,525	1,574
Port Beaumont Navigation District, RB, AMT
Callable 02/07/22 @ 103
3.625%, 01/01/35(C)	1,000	1,028
Port Beaumont Navigation District, RB, AMT
Callable 07/01/23 @ 103
3.000%, 01/01/50(C)	750	728
Port of Beaumont Industrial Development Authority, RB
Callable 07/01/23 @ 102
4.100%, 01/01/28(C)	6,330	6,129
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(E)	4,950	1,238
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/47	1,000	1,135
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/52	2,200	2,490
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.625%, 11/15/37	3,500	3,996
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47	3,720	2,976

Description	Face Amount (000)	Value (000)
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(E)	$9,000	$6,300
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38	2,000	2,185
Texas State, Private Activity Bond Surface Transportation, RB, AMT
Callable 06/30/29 @ 100
5.000%, 06/30/58	1,500	1,794
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	2,635	2,944
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
5.026%, 08/01/36(D)	1,000	613
Total Texas		134,305
Utah [0.1%]
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(C)	1,750	1,971
Vermont [0.2%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A) (C)	1,000	1,165
Vermont State, Economic Development Authority, RB
Callable 05/01/28 @ 103
4.000%, 05/01/45	2,850	3,061
Total Vermont		4,226
Virginia [1.2%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(C)	2,000	2,127
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(C)	1,000	1,065
Farmville, Industrial Development Authority, RB
Callable 01/01/29 @ 100
5.000%, 01/01/48	2,000	2,309

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
0.450%, 12/01/41(A)	$1,750	$1,751
James City County Economic Development Authority, Ser A, RB
Callable 12/01/27 @ 103
4.000%, 12/01/50	2,985	3,279
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(C)	4,005	4,198
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/37(C)	2,750	2,998
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/45(C)	3,700	4,024
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	820	842
Wise County, Industrial Development Authority, Ser A-RE, RB
0.750%, 10/01/40(A)	2,500	2,522
Total Virginia		25,115
Washington [0.7%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(C)	400	472
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,976
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(C)	325	350
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(C)	2,400	2,566
Washington State, Housing Finance Commission, RB
Callable 01/01/25 @ 102
5.000%, 01/01/51(C)	4,330	4,679

Description	Face Amount (000)	Value (000)
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(C)	$2,000	$2,193
Total Washington		14,236
West Virginia [0.8%]
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
5.000%, 07/01/45(A)	1,190	1,287
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
4.125%, 07/01/45(A)	1,650	1,738
West Virginia, Economic Development Authority, Ser S, RB
0.625%, 12/01/38(A)	2,500	2,477
West Virginia, Tobacco Settlement Finance Authority, RB
Callable 12/01/30 @ 100
4.875%, 06/01/49	12,070	12,596
Total West Virginia		18,098
Wisconsin [4.2%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	1,580	1,687
Piedmont, Public Finance Authority, RB
Callable 06/15/29 @ 100
5.000%, 06/15/49	500	590
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(C)	3,460	3,806
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(C)	1,250	1,378
Public Finance Authority, RB
Callable 06/01/27 @ 100
4.000%, 06/01/51(C)	715	745
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	750	819
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56	4,750	4,741
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/61	3,000	3,244
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	2,000	2,201

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 03/31/56	$1,500	$1,646
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,583
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/26 @ 100
5.000%, 02/15/51(A)	1,000	1,182
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/24 @ 100
5.000%, 02/15/52(A)	1,500	1,669
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,820
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/47	2,600	2,780
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	4,000	4,230
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	5,000	5,168
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(C)	6,125	6,750
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(C)	3,300	3,578
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44(E)	3,500	3,819
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,184

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(C)	$3,000	$3,220
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	3,119
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(C)	1,500	1,725
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(C)	2,500	2,856
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(C)	1,175	1,399
Wisconsin State, Public Finance Authority, RB
Callable 11/15/27 @ 103
5.000%, 11/15/41	1,000	1,210
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(C)	1,675	1,967
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,754
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,018
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(C)	3,000	3,387
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(C)	4,280	4,791
Wisconsin State, Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	200	204

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	$820	$834
Total Wisconsin		90,104
American Samoa [0.2%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,483
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/31 @ 100
5.000%, 09/01/38(C)	1,500	1,854
Total American Samoa		5,337
Guam [0.3%]
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,896
Territory of Guam, Ser A, RB
Callable 05/01/31 @ 100
5.000%, 11/01/35	1,000	1,263
Territory of Guam, Ser A, RB
Callable 05/01/31 @ 100
5.000%, 11/01/40	1,000	1,247
Total Guam		5,406
Puerto Rico [6.8%]
Commonwealth of Puerto Rico, Ser A-PSA, GO
Callable 07/01/22 @ 100
5.750%, 07/01/28(E)	1,555	1,470
Commonwealth of Puerto Rico, Ser A-PSA, GO
Callable 02/07/22 @ 100
5.500%, 07/01/23(E)	3,000	2,985
Commonwealth of Puerto Rico, Ser A-PSA, GO
Callable 07/01/22 @ 100
5.500%, 07/01/26(E)	3,200	3,012
Commonwealth of Puerto Rico, Ser A-PSA, GO
Callable 07/01/22 @ 100
5.500%, 07/01/39(E)	3,100	2,918
Commonwealth of Puerto Rico, Ser A-PSA, GO
Callable 07/01/22 @ 100
5.125%, 07/01/37(E)	2,500	2,309
Commonwealth of Puerto Rico, Ser A-PSA, GO
Callable 07/01/22 @ 100
5.000%, 07/01/41(E)	5,290	4,754
Commonwealth of Puerto Rico, Ser C-PSA, GO
Callable 02/07/22 @ 100
6.500%, 07/01/40(E)	2,215	2,151

Description	Face Amount (000)	Value (000)
Commonwealth of Puerto Rico, Ser E-PSA, GO
Callable 02/07/22 @ 100
5.625%, 07/01/33(E)	$2,570	$2,525
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42	12,000	12,283
Puerto Rico, Electric Power Authority, Ser 2013A-RSA-1, RB
Callable 07/01/23 @ 100
6.750%, 07/01/36(E)	2,605	2,667
Puerto Rico, Electric Power Authority, Ser AAA-RSA-1, RB
Callable 02/07/22 @ 100
5.250%, 07/01/30(E)	1,625	1,625
Puerto Rico, Electric Power Authority, Ser A-RSA-1, RB
Callable 07/01/22 @ 100
5.000%, 07/01/42(E)	2,000	1,993
Puerto Rico, Electric Power Authority, Ser CCC-RSA-1, RB
Callable 02/07/22 @ 100
5.250%, 07/01/28(E)	2,145	2,145
Puerto Rico, Electric Power Authority, Ser E-1-RSA-1, RB
10.000%, 01/01/22(E)	3,957	4,110
Puerto Rico, Electric Power Authority, Ser E-2-RSA-1, RB
10.000%, 07/01/21(E)	1,500	1,558
Puerto Rico, Electric Power Authority, Ser E-2-RSA-1, RB
10.000%, 01/01/22(E)	500	521
Puerto Rico, Electric Power Authority, Ser XX-RSA-1, RB
Callable 02/07/22 @ 100
5.250%, 07/01/40(E)	15,000	15,000
Puerto Rico, Highway & Transportation Authority, Ser A, RB
Callable 02/07/22 @ 100
5.850%, 07/01/25	4,105	4,110
Puerto Rico, Public Buildings Authority, Ser N-PSA, RB
Callable 02/07/22 @ 100
5.000%, 07/01/37	1,400	1,526
Puerto Rico, Public Buildings Authority, Ser P-PSA, RB
Callable 02/07/22 @ 100
6.500%, 07/01/30	5,045	5,713

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Puerto Rico, Public Buildings Authority, Ser U-PSA, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42 (E)	$3,000	$3,064
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 30
5.170%, 07/01/51(D)	2,946	722
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	11,572	13,395
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 41
4.842%, 07/01/46(D)	7,170	2,437
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	5,276	6,028
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	19,005	20,776
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
4.123%, 07/01/24(D)	1,791	1,729
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	19,108	21,871
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	35
Total Puerto Rico		145,432
Virgin Islands [0.2%]
Virgin Islands, Public Finance Authority, Ser Senior, RB
Callable 02/07/22 @ 100
5.000%, 10/01/25	3,050	3,057
Virgin Islands, Public Finance Authority, Sub-Ser, RB
Callable 02/07/22 @ 100
5.000%, 10/01/22	585	584
Total Virgin Islands		3,641
Total Municipal Bonds
(Cost $1,874,096)		1,998,119

Description	Face Amount (000)/Shares	Value (000)
Corporate Bonds [0.7%]
Electric Utilities [0.1%]
Talen Energy Supply
6.625%, 01/15/28(C)	$3,000	$2,632
Medical Products & Services [0.4%]
Tower Health
4.451%, 02/01/50	9,000	8,145
Steel & Steel Works [0.1%]
United States Steel
6.875%, 03/01/29	2,000	2,153
Waste Disposal [0.1%]
Waste Pro USA
5.500%, 02/15/26(C)	1,500	1,492
Total Corporate Bonds
(Cost $13,797)		14,422
Short-Term Investment [5.1%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	109,113,656	109,114
Total Short-Term Investment
(Cost $109,114)		109,114
Total Investments [99.1%]
(Cost $1,997,007)		$2,121,655

Percentages are based on Net Assets of $2,140,594 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2021.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2021, the value of these securities amounted to $460,328 (000), representing 21.5% of the net assets of the Fund.
(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(F)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(G)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2021.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

The following is a list of the inputs used as of December 31, 2021 is valuing the Fund's investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,998,119	$—	$1,998,119
Corporate Bonds	—	14,422	—	14,422
Short-Term Investment	109,114	—	—	109,114
Total Investments in Securities	$109,114	$2,012,541	$—	$2,121,655

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2400

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [52.7%]
Communication Services [5.3%]
America Movil
3.625%, 04/22/29	$2,000	$2,165
Verizon Communications
2.355%, 03/15/32(A)	2,536	2,502
Total Communication Services		4,667
Consumer Discretionary [3.1%]
General Motors Financial
4.350%, 01/17/27	2,500	2,755
Consumer Staples [2.2%]
Coca-Cola
1.375%, 03/15/31	2,000	1,889
Energy [2.3%]
Energy Transfer
5.950%, 12/01/25	1,800	2,050
Financials [22.2%]
Banco Santander
2.746%, 05/28/25	2,000	2,068
Barclays
4.375%, 01/12/26	2,000	2,187
Capital One Financial
4.200%, 10/29/25	1,800	1,958
Citigroup
3.500%, 05/15/23	2,400	2,481
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,756
Jefferies Group
4.850%, 01/15/27	2,210	2,508
JPMorgan Chase
3.125%, 01/23/25	2,200	2,311
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(B)	400	2
Mitsubishi UFJ Financial Group
0.913%, VAR ICE LIBOR USD 3 Month + 0.740%, 03/02/23	1,100	1,106
Morgan Stanley, MTN
3.750%, 02/25/23	2,000	2,069
Total Financials		19,446
Health Care [4.0%]
AbbVie
2.850%, 05/14/23	2,500	2,555
CVS Health
4.300%, 03/25/28	854	959
Total Health Care		3,514
Industrials [5.2%]
John Deere Capital, MTN
2.800%, 09/08/27	2,500	2,649

Description	Face Amount (000)/Shares	Value (000)
Penske Truck Leasing LP
4.250%, 01/17/23(A)	$300	$310
3.450%, 07/01/24(A)	1,500	1,572
Total Industrials		4,531
Information Technology [3.1%]
KLA-Tencor
4.650%, 11/01/24	2,500	2,711
Real Estate [2.8%]
Prologis
2.125%, 04/15/27(A)	2,425	2,466
Utilities [2.5%]
Duke Energy
3.400%, 06/15/29	2,020	2,144
Korea Electric Power
6.750%, 08/01/27	75	93
Total Utilities		2,237
Total Corporate Bonds
(Cost $45,353)		46,266
U.S. Treasury Obligations [39.3%]
U.S. Treasury Notes
2.625%, 01/31/26	5,350	5,660
1.875%, 07/31/26	4,500	4,630
1.625%, 08/15/29	3,800	3,859
1.000%, 07/31/28	3,650	3,556
0.875%, 11/15/30	4,950	4,711
0.250%, 11/15/23	900	893
0.125%, 12/15/23	5,850	5,783
0.125%, 01/15/24	5,450	5,382
Total U.S. Treasury Obligations
(Cost $35,039)		34,474
Affiliated Registered Investment Company [3.3%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	127,551	2,892
Total Affiliated Registered Investment Company
(Cost $2,500)		2,892
U.S. Government Mortgage-Backed Obligations [3.2%]
FHLMC, Pool 1B2677
2.150%, VAR ICE LIBOR USD 12 Month + 1.900%, 01/01/35	1	2
FHLMC, Pool 1B2683
2.150%, VAR ICE LIBOR USD 12 Month + 1.900%, 01/01/35	1	1
FHLMC, Pool 1B2692
2.021%, VAR ICE LIBOR USD 12 Month + 1.772%, 12/01/34	3	3
FHLMC, Pool A93505
4.500%, 08/01/40	7	8
FHLMC, Pool A93996
4.500%, 09/01/40	11	12
FHLMC, Pool C03490
4.500%, 08/01/40	51	57

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
FHLMC, Pool C09015
3.000%, 10/01/42	$62	$65
FHLMC, Pool G02940
5.500%, 05/01/37	2	2
FHLMC, Pool G04222
5.500%, 04/01/38	3	4
FHLMC, Pool G04913
5.000%, 03/01/38	14	16
FHLMC, Pool G08003
6.000%, 07/01/34	5	6
FHLMC, Pool J19197
3.000%, 05/01/27	28	29
FHLMC, Pool Q08998
3.500%, 06/01/42	38	41
FHLMC, Pool Q10378
3.000%, 08/01/42	54	58
FNMA, Pool 252570
6.500%, 07/01/29	1	1
FNMA, Pool 253183
7.500%, 04/01/30	—	—
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254949
5.000%, 11/01/33	3	4
FNMA, Pool 255814
5.500%, 08/01/35	5	5
FNMA, Pool 303168
9.500%, 02/01/25	—	—
FNMA, Pool 725424
5.500%, 04/01/34	5	6
FNMA, Pool 735060
6.000%, 11/01/34	3	4
FNMA, Pool 735228
5.500%, 02/01/35	3	3
FNMA, Pool 735230
5.500%, 02/01/35	7	8
FNMA, Pool 745275
5.000%, 02/01/36	23	26
FNMA, Pool 745418
5.500%, 04/01/36	26	29
FNMA, Pool 827223
1.715%, VAR ICE LIBOR USD 12 Month + 1.465%, 04/01/35	7	7
FNMA, Pool 844809
5.000%, 11/01/35	10	11
FNMA, Pool AD8522
4.000%, 08/01/40	8	9
FNMA, Pool AE0828
3.500%, 02/01/41	74	80
FNMA, Pool AH0621
3.500%, 01/01/41	18	20
FNMA, Pool AJ1407
4.000%, 09/01/41	12	13
FNMA, Pool AJ7689
4.000%, 12/01/41	44	48
FNMA, Pool AK0971
3.000%, 02/01/27	23	24
FNMA, Pool AL5866
2.424%, 08/01/22(C)	1,915	1,920

Description	Face Amount (000)/Shares	Value (000)
FNMA, Pool AO2970
3.000%, 05/01/42	$51	$53
FNMA, Pool AO4137
3.500%, 06/01/42	43	46
FNMA, Pool MA1277
2.500%, 12/01/27	27	28
GNMA, Pool G2 4696
4.500%, 05/20/40	24	26
GNMA, Pool G2 4747
5.000%, 07/20/40	10	11
GNMA, Pool G2 4923
4.500%, 01/20/41	17	18
GNMA, Pool G2 MA0155
4.000%, 06/20/42	38	42
GNMA, Pool G2 MA0392
3.500%, 09/20/42	48	52
Total U.S. Government Mortgage-Backed Obligations
(Cost $2,733)		2,799
Mortgage-Backed Obligations [0.9%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	125
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
5.310%, 07/25/35	—	—
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/45	267	270
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	153
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/45	193	194
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	—	—
Total Mortgage-Backed Obligations
(Cost $743)		742
Asset-Backed Security [0.0%]
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28(B)	5	3
Total Asset-Backed Security
(Cost $5)		3
Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund	1,056	40
Total Closed-End Fund
(Cost $44)		40

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)/Shares	Value (000)
Short-Term Investment [0.1%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	74,852	$75
Total Short-Term Investment
(Cost $75)		75
Total Investments [99.5%]
(Cost $86,492)		$87,291

Percentages are based on Net Assets of $87,750 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2021.
‡	Investment in Affiliate.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2021, the value of these securities amounted to $6,850 (000), representing 7.8% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable

The following is a list of the inputs used as of December 31, 2021 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$46,266	$—	$46,266
U.S. Treasury Obligations	—	34,474	—	34,474
Affiliated Registered Investment Company	2,892	—	—	2,892
U.S. Government Mortgage-Backed Obligations	—	2,799	—	2,799
Mortgage-Backed Obligations	—	742	—	742
Asset-Backed Security	—	3	—	3
Closed-End Fund	40	—	—	40
Short-Term Investment	75	—	—	75
Total Investments in Securities	$3,007	$84,284	$—	$87,291

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

The following is a summary of the transactions with the affiliates for the period ended December 31, 2021.

City National Rochdale Fixed Income Opportunities Fund, Class N (000)
Beginning balance as of October 1, 2021	$2,972
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	(80)
Ending balance as of December 31, 2021	$2,892
Dividend Income	$61

Amounts designated as "—" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2400

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [56.4%]
Aerospace / Defense [0.3%]
Rolls-Royce
5.750%, 10/15/27(A)		900	$996
Spirit AeroSystems
4.600%, 06/15/28		405	406
TransDigm
6.250%, 03/15/26(A)		3,325	3,456
TransDigm
6.375%, 06/15/26		800	822
TransDigm
5.500%, 11/15/27		1,825	1,880
TransDigm
4.875%, 05/01/29		2,725	2,736
TransDigm UK Holdings
6.875%, 05/15/26		2,450	2,560
Total Aerospace / Defense			12,856
Agricultural [0.0%]
Mriya Recovery Certificates
0.000%, 12/31/49	EUR	3,224	5
Airlines [1.2%]
Aerovias de Mexico
7.000%, 02/05/25(B)		33,505	32,165
American Airlines
11.750%, 07/15/25(A)		1,245	1,536
American Airlines
5.500%, 04/20/26(A)		5,315	5,527
American Airlines
5.750%, 04/20/29(A)		1,000	1,067
Avianca Holdings
8.375%, 07/10/20(B)		39	2
EA Partners I
6.875%, 09/28/20(B)		5,617	112
EA Partners II
6.750%, 06/01/21(B)		4,960	50

Description	Face Amount (000)(1)		Value (000)
Gol Finance
7.000%, 01/31/25		1,210	$1,066
Gol Finance, MTN
8.000%, 06/30/26		2,120	1,998
Spirit Loyalty Cayman
8.000%, 09/20/25(A)		539	593
Total Airlines			44,116
Airport Develop/Maint [0.5%]
Delhi International Airport
6.125%, 02/03/22		10,000	10,010
International Airport Finance
12.000%, 03/15/33		9,266	9,974
Total Airport Develop/Maint			19,984
Applications Software [0.0%]
Brunello Bidco
3.750%, VAR Euribor 3 Month + 3.750%, 02/15/28	EUR	1,000	1,130
Auto Manufacturers [0.0%]
Wabash National
4.500%, 10/15/28(A)		1,030	1,040
Auto Rent & Lease [0.2%]
Hertz
4.625%, 12/01/26(A)		835	840
Hertz
5.000%, 12/01/29(A)		825	826
Kapla Holding SAS
3.250%, VAR Euribor 3 Month + 3.250%, 12/15/26	EUR	592	665
Kapla Holding SAS
3.375%, 12/15/26	EUR	414	468
Movida Europe
5.250%, 02/08/31		2,800	2,606

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Rent-A-Center
6.375%, 02/15/29(A)		2,875	$2,997
Total Auto Rent & Lease			8,402
Automotive [1.2%]
Adient Global Holdings
4.875%, 08/15/26(A)		3,175	3,238
Adient US
9.000%, 04/15/25(A)		775	823
Clarios Global
6.750%, 05/15/25(A)		159	167
Dana
5.375%, 11/15/27		175	184
Dana
5.625%, 06/15/28		475	505
Dana
4.250%, 09/01/30		250	253
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)		450	461
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		2,775	2,740
Ford Motor Credit
3.339%, 03/28/22		1,300	1,302
Ford Motor Credit
4.250%, 09/20/22		1,000	1,018
Ford Motor Credit
4.140%, 02/15/23		475	486
Ford Motor Credit
3.096%, 05/04/23		850	866
Ford Motor Credit
4.063%, 11/01/24		2,200	2,315
Ford Motor Credit
5.125%, 06/16/25		1,850	2,012
Ford Motor Credit
3.375%, 11/13/25		2,400	2,494
Ford Motor Credit
4.125%, 08/17/27		1,700	1,835

Description	Face Amount (000)(1)		Value (000)
Ford Motor Credit
5.113%, 05/03/29		1,500	$1,704
Ford Motor Credit
4.000%, 11/13/30		2,475	2,663
Ford Motor Credit, MTN
4.389%, 01/08/26		2,100	2,263
IAA
5.500%, 06/15/27(A)		200	207
IHO Verwaltungs GmbH
4.750%cash/0% PIK, 09/15/26(A)		1,325	1,352
IHO Verwaltungs GmbH
6.000%cash/0% PIK, 05/15/27(A)		850	874
IHO Verwaltungs GmbH
6.375%cash/0% PIK, 05/15/29(A)		775	833
JB Poindexter
7.125%, 04/15/26(A)		2,400	2,511
KAR Auction Services
5.125%, 06/01/25(A)		2,350	2,385
Panther BF Aggregator 2
6.250%, 05/15/26(A)		404	423
Panther BF Aggregator 2
8.500%, 05/15/27(A)		5,875	6,227
Real Hero Merger Sub 2
6.250%, 02/01/29(A)		4,375	4,368
Total Automotive			46,509
Autoparts [0.0%]
Standard Profil Automotive GmbH
6.250%, 04/30/26	EUR	491	453
Banks [3.2%]
Absa Group
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.411%, 11/27/70		2,730	2,787

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Access Bank
9.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.070%, 07/07/70		10,000	$9,782
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.029%, 04/27/28		3,647	3,525
Akbank T.A.S., MTN
7.200%, VAR USD Swap Semi 30/360 5 Yr Curr + 5.026%, 03/16/27		200	198
Banco do Brasil
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.398%, 10/15/70		4,645	4,621
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.353%, 10/06/67		2,440	2,623
Banco Mercantil del Norte
6.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.034%, 01/24/70(A)		2,700	2,692
Banco Mercantil del Norte
6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.035%, 10/06/70		4,000	4,051
Bank Nadra Via NDR Finance
8.250%, 06/22/17(B)		631	3

Description	Face Amount (000)(1)		Value (000)
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.650%, 01/18/33		4,340	$4,461
CorpGroup Banking
6.750%, 03/15/23(B)		4,750	315
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 5.416%, 10/05/27		12,300	12,283
Credit Bank of Moscow Via CBOM Finance
8.875%, VAR USD Swap Semi 30/360 5 Yr Curr + 6.942%, 08/10/70		2,940	2,911
Credit Bank of Moscow Via CBOM Finance
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.561%, 01/04/71		4,740	4,415
Fidelity Bank
10.500%, 10/16/22		12,741	13,166
Freedom Mortgage
8.125%, 11/15/24(A)		600	608
Freedom Mortgage
8.250%, 04/15/25(A)		303	310
Freedom Mortgage
7.625%, 05/01/26(A)		2,893	2,955
Freedom Mortgage
6.625%, 01/15/27(A)		605	591
Grupo Aval
4.375%, 02/04/30		2,145	2,058
ING Bank, MTN
2.571%, 01/01/28	JPY	391,613	2,688

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Sovcombank Via SovCom Capital DAC
7.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.362%, 02/17/70(A)		3,615	$3,484
State Savings Bank of Ukraine Via SSB #1
0.000%, 9.38%, 3/10/2023, 03/10/23(C)		825	825
TBC Bank JSC
8.894%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.697%, 02/04/70		500	506
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.220%, 05/24/27		3,460	3,412
Turkiye Is Bankasi
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr + 5.117%, 06/29/28		2,917	2,825
Vietnam Prosperity JSC Bank, MTN
6.250%, 07/17/22		14,972	15,047
Yapi ve Kredi Bankasi
7.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.415%, 01/22/31		2,590	2,515
Yes Bank Ifsc Banking Unit Branch, MTN
3.750%, 02/06/23		15,000	14,738
Total Banks			120,395
Beauty Products [0.1%]
Coty
5.000%, 04/15/26(A)		1,400	1,442

Description	Face Amount (000)(1)		Value (000)
Oriflame Investment Holding
5.125%, 05/04/26		2,885	$2,674
Total Beauty Products			4,116
Broadcasting & Cable [0.5%]
Altice Financing
5.000%, 01/15/28(A)		4,000	3,904
Altice Financing
4.250%, 08/15/29	EUR	1,400	1,548
Altice Financing
5.750%, 08/15/29		2,510	2,489
DISH DBS
5.250%, 12/01/26(A)		920	934
LCPR Senior Secured Financing DAC
5.125%, 07/15/29(A)		1,005	1,010
Liberty Interactive
8.500%, 07/15/29		1,000	1,090
Liberty Interactive
8.250%, 02/01/30		2,415	2,644
VTR Finance
6.375%, 07/15/28		3,308	3,445
Total Broadcasting & Cable			17,064
Building & Construction [0.9%]
APi Group DE
4.125%, 07/15/29(A)		1,098	1,104
Ashton Woods USA
4.625%, 04/01/30(A)		2,060	2,024
Cemex
7.375%, 06/05/27		1,170	1,289
Cemex
5.450%, 11/19/29		2,700	2,897
Forestar Group
3.850%, 05/15/26(A)		1,330	1,333
HTA Group
7.000%, 12/18/25		2,760	2,886

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
InterCement Financial Operations BV
5.750%, 07/17/24		7,545	$6,761
LGI Homes
4.000%, 07/15/29(A)		810	807
New Home
7.250%, 10/15/25(A)		2,640	2,693
Patrick Industries
7.500%, 10/15/27(A)		925	985
Patrick Industries
4.750%, 05/01/29(A)		1,205	1,193
PCF GmbH
4.750%, 04/15/26	EUR	500	584
Shea Homes
4.750%, 02/15/28(A)		1,750	1,789
Summit Materials
6.500%, 03/15/27(A)		2,000	2,075
Thor Industries
4.000%, 10/15/29(A)		460	455
TRI Pointe Group
5.875%, 06/15/24		2,100	2,286
Victoria
3.750%, 03/15/28	EUR	690	791
Victors Merger
6.375%, 05/15/29(A)		2,070	1,946
Yuksel Insaat
9.500%, 11/10/15(B)		12,655	190
Total Building & Construction			34,088
Building & Construction Supplies [0.0%]
Allegheny Ludlum
6.950%, 12/15/25		570	623
Building Materials [0.7%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)		350	358
American Builders & Contractors Supply
3.875%, 11/15/29(A)		400	399

Description	Face Amount (000)(1)		Value (000)
Cornerstone Building Brands
6.125%, 01/15/29(A)		975	$1,042
CP Atlas Buyer
7.000%, 12/01/28(A)		3,275	3,259
Foundation Building Materials
6.000%, 03/01/29(A)		4,797	4,713
GYP Holdings III
4.625%, 05/01/29(A)		2,610	2,617
Interface
5.500%, 12/01/28(A)		650	681
SRS Distribution
6.125%, 07/01/29(A)		1,050	1,060
SRS Distribution
6.000%, 12/01/29(A)		1,750	1,759
Standard Industries
5.000%, 02/15/27(A)		1,725	1,776
Standard Industries
4.750%, 01/15/28(A)		1,500	1,549
Standard Industries
4.375%, 07/15/30(A)		1,475	1,504
Standard Industries
3.375%, 01/15/31(A)		1,625	1,565
White Capital Buyer
6.875%, 10/15/28(A)		2,375	2,476
White Capital Parent
8.250%cash/0% PIK, 03/15/26(A)		925	946
Total Building Materials			25,704
Building-Heavy Construct [0.9%]
Andrade Gutierrez International
11.000%, 08/20/21(B)		200	152
Andrade Gutierrez International
9.500%, 12/30/24(B)		52,740	33,753

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Dycom Industries
4.500%, 04/15/29(A)	920	$937
Odebrecht Holdco Finance
8.944%, 09/10/58(D)	18,374	108
Total Building-Heavy Construct		34,950
Cable Satellite [1.9%]
Cablevision Systems
5.875%, 09/15/22	850	871
CCO Holdings
4.000%, 03/01/23(A)	1,500	1,500
CCO Holdings
5.500%, 05/01/26(A)	437	450
CCO Holdings
5.125%, 05/01/27(A)	2,675	2,755
CCO Holdings
5.000%, 02/01/28(A)	1,200	1,248
CCO Holdings
4.750%, 03/01/30(A)	2,125	2,210
CCO Holdings
4.500%, 08/15/30(A)	2,250	2,302
4.500%, 05/01/32	575	592
4.500%, 06/01/33(A)	1,175	1,199
CCO Holdings
4.250%, 02/01/31(A)	2,850	2,875
4.250%, 01/15/34(A)	900	885
CSC Holdings
5.250%, 06/01/24	875	910
CSC Holdings
5.500%, 04/15/27(A)	1,550	1,602
CSC Holdings
7.500%, 04/01/28(A)	900	965
CSC Holdings
5.750%, 01/15/30(A)	3,500	3,487
CSC Holdings
4.125%, 12/01/30(A)	4,300	4,198
CSC Holdings
4.625%, 12/01/30(A)	3,175	3,004

Description	Face Amount (000)(1)	Value (000)
CSC Holdings
3.375%, 02/15/31(A)	400	$375
CSC Holdings
4.500%, 11/15/31(A)	975	963
DIRECTV Holdings
5.875%, 08/15/27(A)	3,251	3,327
DISH DBS
5.875%, 11/15/24	550	564
DISH DBS
7.750%, 07/01/26	3,915	4,130
DISH DBS
7.375%, 07/01/28	2,765	2,800
DISH DBS
5.750%, 12/01/28(A)	375	379
DISH DBS
5.125%, 06/01/29	1,775	1,615
Dolya Holdco 18 DAC
5.000%, 07/15/28(A)	1,275	1,285
Intelsat Jackson Holdings
5.500%, 08/01/23(B)	725	328
Intelsat Jackson Holdings
8.500%, 10/15/24(A) (B)	875	401
Intelsat Jackson Holdings
9.750%, 07/15/25(A) (B)	525	241
Sirius XM Radio
3.125%, 09/01/26(A)	425	425
Sirius XM Radio
4.000%, 07/15/28(A)	625	629
Sirius XM Radio
5.500%, 07/01/29(A)	2,450	2,640
Sirius XM Radio
4.125%, 07/01/30(A)	2,175	2,175
Sirius XM Radio
3.875%, 09/01/31(A)	1,425	1,397
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	3,200	3,296

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
UPC Broadband Finco BV
4.875%, 07/15/31(A)		3,300	$3,366
Virgin Media Finance
5.000%, 07/15/30(A)		650	647
Virgin Media Secured Finance
5.500%, 05/15/29(A)		900	947
Virgin Media Secured Finance
4.500%, 08/15/30(A)		825	830
Vmed O2 UK Financing I
4.250%, 01/31/31(A)		1,725	1,690
Vmed O2 UK Financing I
4.750%, 07/15/31(A)		3,490	3,534
Ziggo Bond BV
6.000%, 01/15/27(A)		2,825	2,910
Ziggo Bond BV
5.125%, 02/28/30(A)		350	352
Ziggo BV
5.500%, 01/15/27(A)		1,325	1,362
Ziggo BV
4.875%, 01/15/30(A)		200	205
Total Cable Satellite			73,866
Chemicals [1.5%]
Axalta Coating Systems
4.750%, 06/15/27(A)		250	260
Axalta Coating Systems
3.375%, 02/15/29(A)		775	750
Braskem Idesa SAPI
7.450%, 11/15/29		5,050	5,241
Braskem Idesa SAPI
6.990%, 02/20/32(A)		2,530	2,544
Braskem Netherlands Finance BV
5.875%, 01/31/50		1,900	2,192

Description	Face Amount (000)(1)		Value (000)
Braskem Netherlands Finance BV
8.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.220%, 01/23/81		2,900	$3,376
Compass Minerals International
4.875%, 07/15/24(A)		1,200	1,227
Compass Minerals International
6.750%, 12/01/27(A)		1,650	1,747
Element Solutions
3.875%, 09/01/28(A)		1,975	1,985
Fire BC
4.750%, VAR Euribor 3 Month + 4.750%, 09/30/24	EUR	1,381	1,512
HB Fuller
4.250%, 10/15/28		775	798
Herens Holdco Sarl
4.750%, 05/15/28(A)		2,300	2,254
Herens Midco Sarl
5.250%, 05/15/29	EUR	500	531
Hexion
7.875%, 07/15/27(A)		2,550	2,690
Illuminate Buyer
9.000%, 07/01/28(A)		1,450	1,546
Koppers
6.000%, 02/15/25(A)		4,075	4,146
OCP
5.125%, 06/23/51		2,130	2,018
Olympus Water US Holding
3.875%, 10/01/28	EUR	200	227
Olympus Water US Holding
4.250%, 10/01/28(A)		1,200	1,193
Olympus Water US Holding
6.250%, 10/01/29(A)		1,450	1,414

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Petkim Petrokimya Holding
5.875%, 01/26/23		6,000	$6,010
Polar US Borrower
6.750%, 05/15/26(A)		1,850	1,818
Sasol Financing USA
4.375%, 09/18/26		1,020	1,028
Sasol Financing USA
6.500%, 09/27/28		4,100	4,448
Sasol Financing USA
5.500%, 03/18/31		2,285	2,308
SCIL IV
4.375%, VAR Euribor 3 Month + 4.375%, 11/01/26	EUR	400	458
SCIL IV
5.375%, 11/01/26(A)		960	985
SPCM
3.125%, 03/15/27(A)		200	198
SPCM
3.375%, 03/15/30(A)		425	409
Trinseo Materials Operating SCA
5.125%, 04/01/29(A)		190	194
WR Grace Holdings
4.875%, 06/15/27(A)		775	796
WR Grace Holdings
5.625%, 08/15/29(A)		1,125	1,152
Total Chemicals			57,455
Coal Mining [0.6%]
DTEK Finance
7.000%cash/0% PIK, 12/31/27		34,156	18,444
Eterna Capital Pte
8.000%, 12/11/22		5,065	2,229
Mongolian Mining
9.250%, 04/15/24		614	503

Description	Face Amount (000)(1)		Value (000)
Mongolian Mining
0.000%, VAR N/A 0.000%, 10/01/70		5,787	$1,823
New World Resources
8.000%, 04/07/20(B)	EUR	1,101	33
Total Coal Mining			23,032
Commercial Serv-Finance [0.0%]
Paysafe Finance
3.000%, 06/15/29	EUR	700	746
Commercial Services [0.1%]
Live Nation Entertainment
5.625%, 03/15/26(A)		2,480	2,560
SD International Sukuk, MTN
6.300%, 05/09/22(B)		13,384	937
Total Commercial Services			3,497
Computer Software [0.0%]
ZoomInfo Technologies
3.875%, 02/01/29(A)		1,231	1,220
Construction Machinery [0.2%]
H&E Equipment Services
3.875%, 12/15/28(A)		2,700	2,680
Ritchie Bros Holdings
4.750%, 12/15/31(A)		760	793
Terex
5.000%, 05/15/29(A)		955	981
United Rentals North America
5.500%, 05/15/27		850	884
United Rentals North America
4.875%, 01/15/28		600	631
United Rentals North America
5.250%, 01/15/30		325	352

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
United Rentals North America
4.000%, 07/15/30	700	$719
United Rentals North America
3.875%, 02/15/31	700	710
United Rentals North America
3.750%, 01/15/32	400	403
Total Construction Machinery		8,153
Consumer Cyclical Services [0.6%]
Allied Universal Holdco
6.625%, 07/15/26(A)	1,575	1,651
Allied Universal Holdco
9.750%, 07/15/27(A)	5,075	5,422
Allied Universal Holdco
6.000%, 06/01/29(A)	1,100	1,070
Brink's
5.500%, 07/15/25(A)	250	260
Garda World Security
4.625%, 02/15/27(A)	1,700	1,692
Garda World Security
6.000%, 06/01/29(A)	1,925	1,838
Go Daddy Operating
5.250%, 12/01/27(A)	1,475	1,525
GW B-CR Security
9.500%, 11/01/27(A)	4,018	4,332
Signal Parent
6.125%, 04/01/29(A)	5,037	4,470
Total Consumer Cyclical Services		22,260
Consumer Products [0.3%]
BCPE Empire Holdings
7.625%, 05/01/27(A)	3,325	3,395
Diamond BC BV
4.625%, 10/01/29(A)	1,225	1,215
Edgewell Personal Care
5.500%, 06/01/28(A)	875	928

Description	Face Amount (000)(1)	Value (000)
Edgewell Personal Care
4.125%, 04/01/29(A)	900	$907
Energizer Holdings
4.750%, 06/15/28(A)	725	741
Energizer Holdings
4.375%, 03/31/29(A)	1,950	1,903
Prestige Brands
3.750%, 04/01/31(A)	600	582
Total Consumer Products		9,671
Containers & Packaging [0.1%]
Graham Packaging
7.125%, 08/15/28(A)	500	518
Klabin Austria GmbH
7.000%, 04/03/49	3,920	4,518
Total Containers & Packaging		5,036
Diversified Manufacturing [0.2%]
Colfax
6.375%, 02/15/26(A)	150	155
Gates Global
6.250%, 01/15/26(A)	4,450	4,595
Stevens Holding
6.125%, 10/01/26(A)	425	453
Titan Acquisition
7.750%, 04/15/26(A)	300	304
WESCO Distribution
7.250%, 06/15/28(A)	2,250	2,467
Total Diversified Manufacturing		7,974
Diversified Minerals [0.3%]
Volcan Cia Minera SAA
5.375%, 02/02/22	11,205	11,149

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Drugs [0.6%]
Diocle Spa
3.875%, VAR Euribor 3 Month + 3.875%, 06/30/26	EUR	250	$283
Teva Pharmaceutical Finance
6.150%, 02/01/36		6,355	6,671
Teva Pharmaceutical Finance Netherlands II BV
4.375%, 05/09/30	EUR	4,035	4,524
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25		1,145	1,225
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28		10,440	11,135
Total Drugs			23,838
E-Commerce/Products [0.1%]
ANGI Group
3.875%, 08/15/28(A)		2,065	2,019
Educational Services [0.1%]
Adtalem Global Education
5.500%, 03/01/28(A)		3,190	3,118
Electric Utilities [1.0%]
AES Gener
7.125%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.644%, 03/26/79		5,555	5,757
AES Panama Generation Holdings SRL
4.375%, 05/31/30		2,240	2,336
Electricidad Firme de Mexico Holdings
4.900%, 11/20/26		2,640	2,620

Description	Face Amount (000)(1)		Value (000)
Genneia
8.750%, 01/20/22		1,300	$1,311
Greenko Power II, MTN
4.300%, 12/13/28(A)		500	509
Guacolda Energia
4.560%, 04/30/25		4,515	1,518
Leeward Renewable Energy Operations
4.250%, 07/01/29(A)		810	818
Perusahaan Listrik Negara, MTN
5.250%, 05/15/47		316	354
Perusahaan Listrik Negara, MTN
6.150%, 05/21/48		519	641
PG&E
5.000%, 07/01/28		1,075	1,131
PG&E
5.250%, 07/01/30		625	655
Stoneway Capital
10.000%, 03/01/27(B)		66,142	20,091
Total Electric Utilities			37,741
Electric-Distribution [0.4%]
AES El Salvador Trust II
6.750%, 03/28/23		5,000	4,463
Comision Federal de Electricidad
4.875%, 01/15/24		590	628
Comision Federal de Electricidad
3.875%, 07/26/33(A)		431	424
Comision Federal de Electricidad
5.750%, 02/14/42		414	454
Energia Group NI FinanceCo
4.750%, 09/15/24	GBP	2,000	2,699

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Zorlu Yenilenebilir Enerji
9.000%, 06/01/26		7,915	$6,572
Total Electric-Distribution			15,240
Energy & Power [0.2%]
Aydem Yenilenebilir Enerji
7.750%, 02/02/27		8,300	6,699
Greenko Solar Mauritius
5.950%, 07/29/26		1,435	1,530
India Green Energy Holdings
5.375%, 04/29/24		1,060	1,092
Sheridan Production Partners
0.000%,		11	75
Total Energy & Power			9,396
Enterprise Software/Serv [0.0%]
Cedacri Mergeco SPA
4.625%, VAR Euribor 3 Month + 4.625%, 05/15/28	EUR	900	1,021
Entertainment Software [0.0%]
Playtika Holding
4.250%, 03/15/29(A)		1,000	980
Export/Import Bank [0.0%]
Development Bank of Mongolia
7.250%, 10/23/23		204	215
Export-Import Bank of India
3.375%, 08/05/26		284	298
Export-Import Bank of India, MTN
4.000%, 01/14/23		415	427
Ukreximbank Via Biz Finance
9.625%, 04/27/22		833	834
Total Export/Import Bank			1,774

Description	Face Amount (000)(1)		Value (000)
Finance Companies [0.7%]
LD Holdings Group
6.500%, 11/01/25(A)		980	$967
LD Holdings Group
6.125%, 04/01/28(A)		6,625	6,244
Navient
5.875%, 10/25/24		850	906
Navient
6.750%, 06/25/25		475	523
6.750%, 06/15/26		200	221
Navient
5.000%, 03/15/27		750	764
Navient
4.875%, 03/15/28		600	599
Navient
5.500%, 03/15/29		325	324
Rocket Mortgage
2.875%, 10/15/26(A)		1,200	1,191
Rocket Mortgage
3.625%, 03/01/29(A)		1,325	1,330
Rocket Mortgage
3.875%, 03/01/31(A)		1,925	1,954
Rocket Mortgage
4.000%, 10/15/33(A)		875	886
United Wholesale Mortgage
5.500%, 11/15/25(A)		4,570	4,656
5.500%, 04/15/29(A)		5,421	5,319
United Wholesale Mortgage
5.750%, 06/15/27(A)		1,310	1,313
Total Finance Companies			27,197
Financial Services [1.3%]
Castlelake Aviation Finance DAC
5.000%, 04/15/27(A)		1,000	992

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Encore Capital Group
4.250%, VAR Euribor 3 Month + 4.250%, 01/15/28	EUR	800	$919
4.250%, 06/01/28	GBP	300	399
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	900	1,056
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	900	1,262
Genworth Mortgage Holdings
6.500%, 08/15/25(A)		1,476	1,613
India Infoline Finance, MTN
5.875%, 04/20/23		17,986	17,439
Jefferies Finance
5.000%, 08/15/28(A)		795	815
MGIC Investment
5.250%, 08/15/28		1,870	1,964
Midcap Financial Issuer Trust
6.500%, 05/01/28(A)		995	1,037
Midcap Financial Issuer Trust
5.625%, 01/15/30(A)		990	993
Nationstar Mortgage Holdings
6.000%, 01/15/27(A)		3,235	3,370
Nationstar Mortgage Holdings
5.500%, 08/15/28(A)		1,960	1,999
NT Rig Holdco PTE
7.500%, 12/20/22(B)		25,338	2,787
NT Rig Holdco PTE
12.000%, 12/20/22		2,922	2,630
OEC Finance
4.375%, 10/25/29		63	3
OEC Finance
5.250%cash/0% PIK, 12/27/33		7,484	299
OEC Finance
7.125%, 12/26/46		6,679	267

Description	Face Amount (000)(1)		Value (000)
OEC Finance
7.500%, 03/14/70		1,099	$40
Oilflow SPV 1 DAC
12.000%, 01/13/22		495	499
PennyMac Financial Services
5.375%, 10/15/25(A)		1,129	1,160
PennyMac Financial Services
4.250%, 02/15/29(A)		1,675	1,610
PennyMac Financial Services
5.750%, 09/15/31(A)		195	197
PRA Group
7.375%, 09/01/25(A)		930	988
PRA Group
5.000%, 10/01/29(A)		1,185	1,188
Russian Standard
13.000%, 10/27/22(B)		—	—
Unifin Financiera SOFOM ENR
7.250%, 09/27/23		4,819	4,421
Total Financial Services			49,947
Food & Beverage [0.6%]
Aramark Services
5.000%, 04/01/25(A)		625	638
5.000%, 02/01/28(A)		2,850	2,946
Aramark Services
6.375%, 05/01/25(A)		425	444
Kraft Heinz Foods
5.200%, 07/15/45		200	254
Kraft Heinz Foods
4.375%, 06/01/46		4,400	5,160
Performance Food Group
4.250%, 08/01/29(A)		2,140	2,123
Post Holdings
5.750%, 03/01/27(A)		1,800	1,859
Post Holdings
5.625%, 01/15/28(A)		2,800	2,966

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Post Holdings
5.500%, 12/15/29(A)	850	$893
Post Holdings
4.625%, 04/15/30(A)	550	560
Post Holdings
4.500%, 09/15/31(A)	1,450	1,439
US Foods
6.250%, 04/15/25(A)	225	235
US Foods
4.750%, 02/15/29(A)	1,925	1,956
US Foods
4.625%, 06/01/30(A)	300	303
Total Food & Beverage		21,776
Food, Beverage & Tobacco [0.5%]
BRF
5.750%, 09/21/50	4,665	4,648
Frigorifico Concepcion
7.700%, 07/21/28	5,410	5,451
Simmons Foods
4.625%, 03/01/29(A)	1,495	1,473
Triton Water Holdings
6.250%, 04/01/29(A)	390	374
Turning Point Brands
5.625%, 02/15/26(A)	2,185	2,190
Vector Group
10.500%, 11/01/26(A)	2,230	2,311
Vector Group
5.750%, 02/01/29(A)	1,925	1,873
Total Food, Beverage & Tobacco		18,320
Footwear and Related Apparel [0.0%]
Wolverine World Wide
4.000%, 08/15/29(A)	745	724

Description	Face Amount (000)(1)	Value (000)
Gaming [0.9%]
Affinity Gaming
6.875%, 12/15/27(A)	2,175	$2,262
Boyd Gaming
8.625%, 06/01/25(A)	87	93
Boyd Gaming
4.750%, 12/01/27	1,550	1,581
4.750%, 06/15/31(A)	675	689
Caesars Entertainment
4.625%, 10/15/29(A)	625	625
CCM Merger
6.375%, 05/01/26(A)	225	234
Colt Merger Sub
5.750%, 07/01/25(A)	600	627
Colt Merger Sub
6.250%, 07/01/25(A)	1,150	1,207
Colt Merger Sub
8.125%, 07/01/27(A)	3,949	4,370
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	425	454
MGM Growth Properties Operating Partnership
4.625%, 06/15/25(A)	400	426
MGM Growth Properties Operating Partnership
4.500%, 09/01/26	875	941
MGM Growth Properties Operating Partnership
3.875%, 02/15/29(A)	250	262
MGM Resorts International
6.000%, 03/15/23	500	523
MGM Resorts International
6.750%, 05/01/25	1,075	1,123
MGM Resorts International
5.500%, 04/15/27	637	678
Midwest Gaming Borrower
4.875%, 05/01/29(A)	900	905

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Mohegan Gaming & Entertainment
7.875%, 10/15/24(A)	475	$496
Mohegan Gaming & Entertainment
8.000%, 02/01/26(A)	3,950	4,147
Penn National Gaming
5.625%, 01/15/27(A)	250	255
Penn National Gaming
4.125%, 07/01/29(A)	1,585	1,538
Raptor Acquisition
4.875%, 11/01/26(A)	425	429
Scientific Games International
8.625%, 07/01/25(A)	1,525	1,628
Scientific Games International
8.250%, 03/15/26(A)	1,050	1,105
Scientific Games International
7.250%, 11/15/29(A)	1,175	1,310
Station Casinos
4.500%, 02/15/28(A)	2,450	2,464
Station Casinos
4.625%, 12/01/31(A)	1,240	1,250
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)	200	199
VICI Properties
3.500%, 02/15/25(A)	75	76
VICI Properties
4.250%, 12/01/26(A)	900	937
VICI Properties
4.625%, 12/01/29(A)	1,800	1,916
VICI Properties
4.125%, 08/15/30(A)	275	291
Total Gaming		35,041

Description	Face Amount (000)(1)	Value (000)
Gold Mining [0.1%]
GCM Mining
6.875%, 08/09/26	2,506	$2,512
Government [0.1%]
City of Kyiv Via Kyiv Finance, MTN
7.500%, 12/15/22	4,692	4,645
Health Insurance [0.1%]
Centene
4.250%, 12/15/27	1,075	1,121
Centene
2.450%, 07/15/28	900	887
Centene
4.625%, 12/15/29	500	539
Centene
3.375%, 02/15/30	250	255
Centene
3.000%, 10/15/30	1,225	1,245
Centene
2.625%, 08/01/31	1,550	1,519
Total Health Insurance		5,566
Healthcare [1.7%]
Acadia Healthcare
5.500%, 07/01/28(A)	875	920
Acadia Healthcare
5.000%, 04/15/29(A)	250	257
AdaptHealth
4.625%, 08/01/29(A)	1,325	1,325
AdaptHealth
5.125%, 03/01/30(A)	1,275	1,297
AHP Health Partners
5.750%, 07/15/29(A)	825	817
Avantor Funding
4.625%, 07/15/28(A)	2,550	2,658
Avantor Funding
3.875%, 11/01/29(A)	1,750	1,769

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Charles River Laboratories International
4.250%, 05/01/28(A)	100	$104
Charles River Laboratories International
3.750%, 03/15/29(A)	475	480
Charles River Laboratories International
4.000%, 03/15/31(A)	475	486
CHS
6.625%, 02/15/25(A)	725	750
CHS
8.000%, 03/15/26(A)	1,675	1,761
8.000%, 12/15/27(A)	300	324
CHS
5.625%, 03/15/27(A)	750	794
CHS
6.000%, 01/15/29(A)	250	267
CHS
6.875%, 04/15/29(A)	2,500	2,547
CHS
6.125%, 04/01/30(A)	1,100	1,088
DaVita
4.625%, 06/01/30(A)	2,520	2,580
Global Medical Response
6.500%, 10/01/25(A)	2,875	2,904
HCA
5.875%, 05/01/23	700	741
5.875%, 02/15/26	1,350	1,524
HCA
5.375%, 02/01/25	1,250	1,374
HCA
3.500%, 09/01/30	2,225	2,351
IQVIA
5.000%, 10/15/26(A)	1,475	1,514
5.000%, 05/15/27(A)	325	336

Description	Face Amount (000)(1)	Value (000)
LifePoint Health
6.750%, 04/15/25(A)	1,250	$1,303
LifePoint Health
4.375%, 02/15/27(A)	400	403
LifePoint Health
5.375%, 01/15/29(A)	850	846
MEDNAX
6.250%, 01/15/27(A)	1,125	1,177
Mozart Debt Merger Sub
3.875%, 04/01/29(A)	1,575	1,569
Mozart Debt Merger Sub
5.250%, 10/01/29(A)	3,275	3,320
MPH Acquisition Holdings
5.500%, 09/01/28(A)	1,560	1,581
MPH Acquisition Holdings
5.750%, 11/01/28(A)	5,539	5,268
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)	2,925	3,091
Team Health Holdings
6.375%, 02/01/25(A)	1,700	1,600
Tenet Healthcare
6.750%, 06/15/23	950	1,015
Tenet Healthcare
4.625%, 07/15/24	257	260
Tenet Healthcare
4.875%, 01/01/26(A)	550	565
Tenet Healthcare
6.250%, 02/01/27(A)	1,800	1,863
Tenet Healthcare
5.125%, 11/01/27(A)	2,075	2,161
Tenet Healthcare
6.125%, 10/01/28(A)	5,155	5,445
Tenet Healthcare
4.250%, 06/01/29(A)	900	914
Tenet Healthcare
6.875%, 11/15/31	890	1,017

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Vizient
6.250%, 05/15/27(A)	1,600	$1,670
Total Healthcare		66,036
Hotels and Motels [0.2%]
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/29(A)	1,200	1,230
Hilton Grand Vacations Borrower Escrow
4.875%, 07/01/31(A)	824	824
Marriott Ownership Resorts
4.750%, 01/15/28	3,890	3,949
Marriott Ownership Resorts
4.500%, 06/15/29(A)	815	820
Travel + Leisure
6.625%, 07/31/26(A)	600	665
Travel + Leisure
4.625%, 03/01/30(A)	955	960
Total Hotels and Motels		8,448
Independent Energy [1.8%]
Antero Resources
8.375%, 07/15/26(A)	836	952
Antero Resources
7.625%, 02/01/29(A)	1,760	1,954
Antero Resources
5.375%, 03/01/30(A)	975	1,042
Apache
4.875%, 11/15/27	875	954
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)	2,780	2,818
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)	276	368
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)	3,095	3,227

Description	Face Amount (000)(1)	Value (000)
Ascent Resources Utica Holdings
5.875%, 06/30/29(A)	675	$650
Berry Petroleum
7.000%, 02/15/26(A)	550	544
Callon Petroleum
6.125%, 10/01/24	905	892
Callon Petroleum
9.000%, 04/01/25(A)	375	405
Callon Petroleum
6.375%, 07/01/26	1,195	1,135
Callon Petroleum
8.000%, 08/01/28(A)	850	858
Carrizo Oil & Gas
8.250%, 07/15/25	325	320
Centennial Resource Production
5.375%, 01/15/26(A)	250	245
Centennial Resource Production
6.875%, 04/01/27(A)	1,475	1,505
Chesapeake Energy
5.500%, 02/01/26(A)	3,870	4,073
Chesapeake Energy
5.875%, 02/01/29(A)	225	241
Chesapeake Energy
7.000%, 12/31/49(E)	575	8
Comstock Resources
7.500%, 05/15/25(A)	930	959
Comstock Resources
6.750%, 03/01/29(A)	2,300	2,491
Comstock Resources
5.875%, 01/15/30(A)	710	728
Continental Resources
5.750%, 01/15/31(A)	650	765
CrownRock
5.625%, 10/15/25(A)	3,370	3,446
CrownRock
5.000%, 05/01/29(A)	1,253	1,300

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Endeavor Energy Resources
6.625%, 07/15/25(A)	725	$767
Endeavor Energy Resources
5.750%, 01/30/28(A)	900	953
EQT Corp
6.625%, 02/01/25	325	366
EQT Corp
5.000%, 01/15/29	300	332
EQT Corp
7.500%, 02/01/30	1,441	1,852
Equities
3.125%, 05/15/26(A)	750	770
Equities
3.625%, 05/15/31(A)	500	519
Oasis Petroleum
6.375%, 06/01/26(A)	300	314
Occidental Petroleum
8.000%, 07/15/25	750	876
Occidental Petroleum
5.875%, 09/01/25	2,000	2,205
Occidental Petroleum
5.500%, 12/01/25	1,115	1,236
Occidental Petroleum
5.550%, 03/15/26	1,160	1,291
Occidental Petroleum
8.875%, 07/15/30	1,050	1,418
Occidental Petroleum
6.625%, 09/01/30	1,050	1,299
Occidental Petroleum
7.500%, 05/01/31	335	441
Occidental Petroleum
7.875%, 09/15/31	660	881
Occidental Petroleum
6.450%, 09/15/36	4,545	5,795
Occidental Petroleum
4.300%, 08/15/39	1,575	1,571

Description	Face Amount (000)(1)	Value (000)
Occidental Petroleum
4.100%, 02/15/47	425	$416
Occidental Petroleum
4.400%, 08/15/49	175	177
PDC Energy
6.125%, 09/15/24	387	392
PDC Energy
5.750%, 05/15/26	1,995	2,060
Range Resources
5.000%, 03/15/23	187	191
Range Resources
4.875%, 05/15/25	397	410
Range Resources
9.250%, 02/01/26	1,275	1,374
Range Resources
8.250%, 01/15/29	700	781
Rockcliff Energy II
5.500%, 10/15/29(A)	800	824
SM Energy
5.625%, 06/01/25	500	504
SM Energy
6.750%, 09/15/26	1,075	1,105
SM Energy
6.625%, 01/15/27	1,170	1,205
SM Energy
6.500%, 07/15/28	1,290	1,335
Southwestern Energy
7.750%, 10/01/27	375	404
Southwestern Energy
8.375%, 09/15/28	375	419
Southwestern Energy
5.375%, 03/15/30	625	670
Southwestern Energy
4.750%, 02/01/32	475	500
Tap Rock Resources
7.000%, 10/01/26(A)	950	988

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Ultra Resources Inc
7.125%, 04/15/25(B)		400	$—
Total Independent Energy			68,521
Industrial - Other [0.2%]
Booz Allen Hamilton
3.875%, 09/01/28(A)		300	305
Booz Allen Hamilton
4.000%, 07/01/29(A)		225	233
Cushman & Wakefield US Borrower
6.750%, 05/15/28(A)		725	776
Madison IAQ
4.125%, 06/30/28(A)		250	251
Madison IAQ
5.875%, 06/30/29(A)		3,425	3,425
Roller Bearing of America
4.375%, 10/15/29(A)		510	520
TK Elevator Holdco GmbH
7.625%, 07/15/28(A)		1,200	1,285
Total Industrial - Other			6,795
Industrial Services [0.2%]
Prime Security Services Borrower
5.250%, 04/15/24(A)		2,865	3,049
Prime Security Services Borrower
5.750%, 04/15/26(A)		4,000	4,294
Total Industrial Services			7,343
Industrials [0.0%]
Afflelou SAS
4.250%, 05/19/26	EUR	300	345
Deuce Finco
5.500%, 06/15/27	GBP	500	670
Total Industrials			1,015

Description	Face Amount (000)(1)		Value (000)
Insurance - P&C [1.1%]
Alliant Holdings Intermediate
6.750%, 10/15/27(A)		1,275	$1,323
AmWINS Group
4.875%, 06/30/29(A)		2,475	2,500
Ardonagh Midco 2
11.500%, 01/15/27(A)		2,028	2,258
AssuredPartners
7.000%, 08/15/25(A)		3,855	3,884
AssuredPartners
5.625%, 01/15/29(A)		1,050	1,021
BroadStreet Partners
5.875%, 04/15/29(A)		3,950	3,881
GTCR AP Finance
8.000%, 05/15/27(A)		2,840	2,946
HUB International
7.000%, 05/01/26(A)		9,075	9,324
HUB International
5.625%, 12/01/29(A)		1,450	1,494
NFP
4.875%, 08/15/28(A)		350	354
NFP
6.875%, 08/15/28(A)		7,702	7,721
USI
6.875%, 05/01/25(A)		4,525	4,559
Total Insurance - P&C			41,265
Internet Connectiv Svcs [0.1%]
Northwest Fiber
4.750%, 04/30/27(A)		1,020	1,010
United Group BV
4.125%, VAR Euribor 3 Month + 4.125%, 05/15/25	EUR	1,500	1,695
United Group BV
3.250%, VAR Euribor 3 Month + 3.250%, 02/15/26	EUR	400	446

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
United Group BV
3.625%, 02/15/28	EUR	300	$329
Total Internet Connectiv Svcs			3,480
Internet Telephony [0.1%]
Cablevision Lightpath
5.625%, 09/15/28(A)		2,040	2,011
Investment Banker/Broker Dealer [0.0%]
Aretec Escrow Issuer
7.500%, 04/01/29(A)		965	988
Investment Companies [0.2%]
Compass Group Diversified Holdings
5.250%, 04/15/29(A)		1,096	1,148
Compass Group Diversified Holdings
5.000%, 01/15/32(A)		190	195
Hightower Holding
6.750%, 04/15/29(A)		1,947	1,996
Icahn Enterprises
5.250%, 05/15/27		2,885	2,964
Total Investment Companies			6,303
Leisure [0.3%]
Cedar Fair
5.250%, 07/15/29		1,680	1,722
Live Nation Entertainment
4.750%, 10/15/27(A)		400	411
Royal Caribbean Cruises
10.875%, 06/01/23(A)		1,625	1,775
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)		3,375	3,437
Six Flags Entertainment
4.875%, 07/31/24(A)		250	253
Six Flags Entertainment
5.500%, 04/15/27(A)		1,750	1,811

Description	Face Amount (000)(1)		Value (000)
Six Flags Theme Parks
7.000%, 07/01/25(A)		200	$214
Viking Cruises
6.250%, 05/15/25(A)		2,450	2,425
VOC Escrow
5.000%, 02/15/28(A)		1,005	995
Total Leisure			13,043
Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)		300	320
Hilton Domestic Operating
3.750%, 05/01/29(A)		925	932
Hilton Domestic Operating
4.875%, 01/15/30		375	401
Hilton Domestic Operating
3.625%, 02/15/32(A)		725	721
RHP Hotel Properties
4.750%, 10/15/27		1,650	1,683
Total Lodging			4,057
Mach Tools and Rel Products [0.0%]
Norican
4.500%, 05/15/23	EUR	837	933
Machinery [0.0%]
Manitowoc
9.000%, 04/01/26(A)		1,005	1,058
Media Entertainment [2.2%]
AMC Networks
5.000%, 04/01/24		1,172	1,181
AMC Networks
4.750%, 08/01/25		450	459
AMC Networks
4.250%, 02/15/29		1,275	1,267

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Audacy Capital
6.500%, 05/01/27(A)	3,415	$3,378
Audacy Capital
6.750%, 03/31/29(A)	1,350	1,319
Cumulus Media New Holdings
6.750%, 07/01/26(A)	1,648	1,710
Diamond Sports Group
5.375%, 08/15/26(A)	4,720	2,360
Diamond Sports Group
6.625%, 08/15/27(A)	1,850	518
Gray Escrow II
5.375%, 11/15/31(A)	1,765	1,816
Gray Television
5.875%, 07/15/26(A)	1,400	1,447
Gray Television
7.000%, 05/15/27(A)	1,300	1,389
Gray Television
4.750%, 10/15/30(A)	3,325	3,304
iHeartCommunications
6.375%, 05/01/26	444	460
iHeartCommunications
8.375%, 05/01/27	6,799	7,169
iHeartCommunications
5.250%, 08/15/27(A)	600	624
iHeartCommunications
4.750%, 01/15/28(A)	1,350	1,369
Lamar Media
3.750%, 02/15/28	450	451
Lamar Media
4.875%, 01/15/29	1,525	1,592
Match Group
5.000%, 12/15/27(A)	1,225	1,274
Match Group
4.625%, 06/01/28(A)	550	572
Match Group
4.125%, 08/01/30(A)	1,275	1,288
Match Group Holdings II
3.625%, 10/01/31(A)	800	777

Description	Face Amount (000)(1)	Value (000)
Midas OpCo Holdings
5.625%, 08/15/29(A)	4,150	$4,249
Nexstar Broadcasting
5.625%, 07/15/27(A)	4,325	4,519
Nexstar Broadcasting
4.750%, 11/01/28(A)	900	917
Nielsen Finance
5.625%, 10/01/28(A)	825	852
Nielsen Finance
4.500%, 07/15/29(A)	450	443
Nielsen Finance
5.875%, 10/01/30(A)	1,275	1,346
Nielsen Finance
4.750%, 07/15/31(A)	1,150	1,135
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)	550	559
Outfront Media Capital
4.250%, 01/15/29(A)	975	977
Outfront Media Capital
4.625%, 03/15/30(A)	875	873
ROBLOX
3.875%, 05/01/30(A)	1,325	1,344
Scripps Escrow
5.875%, 07/15/27(A)	1,900	1,996
Scripps Escrow II
3.875%, 01/15/29(A)	450	450
Scripps Escrow II
5.375%, 01/15/31(A)	2,045	2,078
Sinclair Television Group
5.875%, 03/15/26(A)	1,825	1,852
Sinclair Television Group
5.125%, 02/15/27(A)	5,000	4,850
Sinclair Television Group
5.500%, 03/01/30(A)	725	703
Sinclair Television Group
4.125%, 12/01/30(A)	175	166
TEGNA
4.750%, 03/15/26(A)	225	234

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
TEGNA
4.625%, 03/15/28		2,805	$2,835
TEGNA
5.000%, 09/15/29		4,255	4,351
Terrier Media Buyer
8.875%, 12/15/27(A)		6,650	7,187
Univision Communications
4.500%, 05/01/29(A)		775	783
Urban One
7.375%, 02/01/28(A)		1,850	1,905
WMG Acquisition
3.750%, 12/01/29(A)		475	474
Total Media Entertainment			82,802
Medical Labs and Testing Srv [0.1%]
US Acute Care Solutions
6.375%, 03/01/26(A)		2,115	2,215
Medical Products & Services [0.1%]
Bio City Development
8.000%, 07/06/19		1,000	50
Cidron Aida Finco Sarl
6.250%, 04/01/28	GBP	1,300	1,733
Tenet Healthcare
4.375%, 01/15/30(A)		650	658
Total Medical Products & Services			2,441
Medical-Whsle Drug Dist [0.0%]
Owens & Minor
4.500%, 03/31/29(A)		1,575	1,614
Metal-Copper [0.4%]
First Quantum Minerals
7.250%, 04/01/23		4,741	4,802

Description	Face Amount (000)(1)		Value (000)
First Quantum Minerals
6.875%, 03/01/26		6,505	$6,765
6.875%, 10/15/27		2,800	3,016
Total Metal-Copper			14,583
Metal-Iron [0.4%]
PJSC Koks via IMH Capital DAC
5.900%, 09/23/25		2,000	2,078
Samarco Mineracao
5.750%, 10/24/23(B)		4,922	3,175
Samarco Mineracao
5.375%, 09/26/24(B)		11,800	7,522
TMS International
6.250%, 04/15/29(A)		1,975	1,965
Total Metal-Iron			14,740
Metals & Mining [1.7%]
Cleveland-Cliffs
4.625%, 03/01/29(A)		1,800	1,836
Cleveland-Cliffs
4.875%, 03/01/31(A)		1,725	1,792
Coeur Mining
5.125%, 02/15/29(A)		1,450	1,329
Freeport-McMoRan
5.000%, 09/01/27		475	494
Freeport-McMoRan
4.125%, 03/01/28		150	156
Freeport-McMoRan
4.375%, 08/01/28		775	813
Freeport-McMoRan
5.250%, 09/01/29		400	438
Freeport-McMoRan
4.625%, 08/01/30		1,600	1,716
Freeport-McMoRan
5.400%, 11/14/34		875	1,065
Indonesia Asahan Aluminium Persero
5.710%, 11/15/23		376	404

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Indonesia Asahan Aluminium Persero
5.450%, 05/15/30	251	$287
Indonesia Asahan Aluminium Persero
6.757%, 11/15/48	602	771
Indonesia Asahan Aluminium Persero
5.800%, 05/15/50	217	251
Vedanta Resources
6.375%, 07/30/22	40,961	40,495
Vedanta Resources
6.125%, 08/09/24	3,665	3,193
Vedanta Resources Finance II
8.000%, 04/23/23	3,380	3,300
Vedanta Resources Finance II
8.950%, 03/11/25	4,495	4,388
Total Metals & Mining		62,728
Midstream [1.6%]
AmeriGas Partners
5.875%, 08/20/26	1,175	1,314
AmeriGas Partners
5.750%, 05/20/27	925	1,024
Antero Midstream Partners
7.875%, 05/15/26(A)	1,445	1,592
Antero Midstream Partners
5.750%, 03/01/27(A)	4,200	4,352
5.750%, 01/15/28(A)	1,800	1,888
Antero Midstream Partners
5.375%, 06/15/29(A)	950	993
Cheniere Energy
4.625%, 10/15/28	1,300	1,375
Cheniere Energy Partners
4.500%, 10/01/29	1,300	1,378
Cheniere Energy Partners
4.000%, 03/01/31	1,875	1,969

Description	Face Amount (000)(1)	Value (000)
CNX Midstream Partners
4.750%, 04/15/30(A)	1,200	$1,196
DT Midstream
4.375%, 06/15/31(A)	1,500	1,560
EQM Midstream Partners
4.500%, 01/15/29(A)	300	312
EQM Midstream Partners
4.750%, 01/15/31(A)	1,450	1,533
EQT Midstream Partners
4.750%, 07/15/23	245	255
EQT Midstream Partners
6.000%, 07/01/25(A)	675	734
EQT Midstream Partners
6.500%, 07/01/27(A)	3,370	3,775
6.500%, 07/15/48	1,675	2,035
EQT Midstream Partners
5.500%, 07/15/28	2,425	2,649
Hess Midstream Operations
5.625%, 02/15/26(A)	575	592
Hess Midstream Operations
5.125%, 06/15/28(A)	825	859
Hess Midstream Operations
4.250%, 02/15/30(A)	525	521
Holly Energy Partners
5.000%, 02/01/28(A)	1,550	1,544
NuStar Logistics
5.625%, 04/28/27	1,500	1,586
Oasis Midstream Partners
8.000%, 04/01/29(A)	1,125	1,226
Rattler Midstream
5.625%, 07/15/25(A)	1,350	1,404
Solaris Midstream Holdings
7.625%, 04/01/26(A)	400	420
Suburban Propane Partners
5.875%, 03/01/27	1,775	1,833

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Suburban Propane Partners
5.000%, 06/01/31(A)		1,675	$1,694
Summit Midstream Holdings
5.750%, 04/15/25		1,725	1,561
Targa Resources Partners
5.875%, 04/15/26		825	861
Targa Resources Partners
5.375%, 02/01/27		1,075	1,108
Targa Resources Partners
6.500%, 07/15/27		2,050	2,197
Targa Resources Partners
5.000%, 01/15/28		1,875	1,976
Targa Resources Partners
5.500%, 03/01/30		1,475	1,611
TransMontaigne Partners
6.125%, 02/15/26		700	692
Western Midstream Operating
4.000%, 07/01/22		800	802
Western Midstream Operating
4.650%, 07/01/26		150	163
Western Midstream Operating
4.500%, 03/01/28		1,050	1,142
Western Midstream Operating
4.750%, 08/15/28		200	221
Western Midstream Operating
5.450%, 04/01/44		400	478
Western Midstream Operating
5.300%, 03/01/48		2,350	2,832
Western Midstream Operating
5.500%, 08/15/48		800	956

Description	Face Amount (000)(1)		Value (000)
Western Midstream Operating
6.500%, 02/01/50		900	$1,064
Total Midstream			59,277
Miscellaneous Manufacturing [0.1%]
Anolis Capital Markets PCC
4.150%, 01/01/28	EUR	1,195	1,177
Bombardier
7.500%, 03/15/25(A)		1,015	1,034
TMK OAO Via TMK Capital
4.300%, 02/12/27		2,075	2,085
Total Miscellaneous Manufacturing			4,296
Motion Pictures and Services [0.0%]
Allen Media
10.500%, 02/15/28(A)		608	634
Non-Ferrous Metals [0.1%]
Minsur
4.500%, 10/28/31(A)		650	665
Nacional del Cobre de Chile
5.625%, 10/18/43		582	761
Nacional del Cobre de Chile
4.875%, 11/04/44		256	308
Nacional del Cobre de Chile
4.375%, 02/05/49		339	388
Nacional del Cobre de Chile
3.150%, 01/15/51		346	325
Total Non-Ferrous Metals			2,447
Oil Field Services [0.6%]
Archrock Partners
6.875%, 04/01/27(A)		2,350	2,467

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Archrock Partners
6.250%, 04/01/28(A)	2,575	$2,685
ChampionX
6.375%, 05/01/26	625	650
Nabors Industries
9.000%, 02/01/25(A)	1,925	1,983
Nabors Industries
7.250%, 01/15/26(A)	1,400	1,295
Nabors Industries
7.375%, 05/15/27(A)	805	833
Nabors Industries
7.500%, 01/15/28(A)	675	611
Oceaneering International
6.000%, 02/01/28	750	737
Precision Drilling
7.125%, 01/15/26(A)	200	203
Precision Drilling
6.875%, 01/15/29(A)	1,555	1,585
Shelf Drilling Holdings
8.250%, 02/15/25(A)	850	620
Transocean Phoenix 2
7.750%, 10/15/24(A)	437	442
Transocean Proteus
6.250%, 12/01/24(A)	800	788
USA Compression Partners
6.875%, 04/01/26	3,225	3,354
6.875%, 09/01/27	1,725	1,822
Weatherford International
8.625%, 04/30/30(A)	1,195	1,241
Total Oil Field Services		21,316
Packaging [1.0%]
ARD Finance
6.500%cash/0% PIK, 06/30/27(A)	4,300	4,429
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)	1,600	1,582

Description	Face Amount (000)(1)	Value (000)
Ardagh Packaging Finance
5.250%, 08/15/27(A)	3,375	$3,396
Ball
2.875%, 08/15/30	1,000	970
Berry Global Escrow
4.875%, 07/15/26(A)	900	931
Berry Global Escrow
5.625%, 07/15/27(A)	525	549
Crown Americas
4.750%, 02/01/26	1,450	1,486
Flex Acquisition
6.875%, 01/15/25(A)	4,475	4,480
Flex Acquisition
7.875%, 07/15/26(A)	3,975	4,124
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)	1,025	1,035
Mauser Packaging Solutions Holding
7.250%, 04/15/25(A)	2,050	2,055
OI European Group BV
4.750%, 02/15/30(A)	925	938
Owens-Brockway Glass Container
5.375%, 01/15/25(A)	975	1,007
Owens-Brockway Glass Container
6.375%, 08/15/25(A)	1,875	2,020
Owens-Brockway Glass Container
6.625%, 05/13/27(A)	675	712
Sealed Air
5.125%, 12/01/24(A)	425	455
Trident TPI Holdings
9.250%, 08/01/24(A)	1,600	1,672
Trident TPI Holdings
6.625%, 11/01/25(A)	1,525	1,529
Trivium Packaging Finance BV
5.500%, 08/15/26(A)	700	728

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Trivium Packaging Finance BV
8.500%, 08/15/27(A)		2,650	$2,802
Total Packaging			36,900
Paper [0.1%]
Clearwater Paper
5.375%, 02/01/25(A)		1,775	1,917
Clearwater Paper
4.750%, 08/15/28(A)		1,000	1,018
Graphic Packaging International
4.750%, 07/15/27(A)		300	324
Graphic Packaging International
3.500%, 03/15/28(A)		600	598
3.500%, 03/01/29(A)		525	521
Graphic Packaging International
3.750%, 02/01/30(A)		175	177
Total Paper			4,555
Paper & Related Products [0.2%]
Ahlstrom-Munksjo Holding 3 Oy
3.625%, 02/04/28	EUR	300	340
Domtar
6.750%, 10/01/28(A)		555	571
Fabric BC
4.125%, VAR Euribor 3 Month + 4.125%, 08/31/26	EUR	200	226
Schweitzer-Mauduit International
6.875%, 10/01/26(A)		3,778	3,953
Sylvamo
7.000%, 09/01/29(A)		745	778
Total Paper & Related Products			5,868

Description	Face Amount (000)(1)		Value (000)
Petrochemicals [0.1%]
Braskem America Finance
7.125%, 07/22/41		1,485	$1,923
Petroleum & Fuel Products [7.4%]
California Resources
7.125%, 02/01/26(A)		2,625	2,727
Canacol Energy
5.750%, 11/24/28(A)		3,600	3,588
Civitas Resources
5.000%, 10/15/26(A)		506	511
Constellation Oil
10.000%cash/0% PIK, 11/09/24(B)		7,950	2,445
DCP Midstream Operating
6.450%, 11/03/36(A)		275	360
DNO
8.375%, 05/29/24(A)		6,895	7,145
DNO
7.875%, 09/09/26(A)		6,530	6,726
Ecopetrol
6.875%, 04/29/30		2,677	2,993
Ecopetrol
5.875%, 11/02/51		3,163	2,968
Empresa Nacional del Petroleo
3.750%, 08/05/26		230	236
Empresa Nacional del Petroleo
4.500%, 09/14/47		576	567
Ensign Drilling
9.250%, 04/15/24(A)		1,660	1,598
Frontera Energy
7.875%, 06/21/28		6,915	6,442
Geopark
5.500%, 01/17/27		2,100	2,052
Harbour Energy
5.500%, 10/15/26(A)		1,350	1,340

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Hilcorp Energy I
6.250%, 11/01/28(A)	2,756	$2,897
Hilcorp Energy I
6.000%, 02/01/31(A)	1,500	1,545
HKN Energy
11.000%, 03/06/24	4,800	4,968
HKN Energy III
12.000%, 05/26/25(A)	3,400	3,516
Hunt Oil of Peru Sucursal Del Peru
6.375%, 06/01/28	192	194
KazMunayGas National JSC
5.375%, 04/24/30	589	688
KazMunayGas National JSC
3.500%, 04/14/33	279	290
KazMunayGas National JSC
6.375%, 10/24/48	486	640
Laredo Petroleum
7.750%, 07/31/29(A)	410	400
Latina Offshore
8.875%, 10/15/22(A)	26,180	16,297
Leviathan Bond
5.750%, 06/30/23(A)	1,025	1,055
Leviathan Bond
6.125%, 06/30/25(A)	2,370	2,511
Leviathan Bond
6.500%, 06/30/27(A)	5,176	5,554
Leviathan Bond
6.750%, 06/30/30(A)	4,630	4,989
Magnolia Oil & Gas Operating
6.000%, 08/01/26(A)	3,945	4,044
MC Brazil Downstream Trading SARL
7.250%, 06/30/31	4,530	4,517
Nabors Industries
5.750%, 02/01/25	450	414

Description	Face Amount (000)(1)	Value (000)
NAK Naftogaz Ukraine via Kondor Finance
7.375%, 07/19/22	30,789	$30,082
New Fortress Energy
6.750%, 09/15/25(A)	4,440	4,484
New Fortress Energy
6.500%, 09/30/26(A)	1,995	1,980
NGD Holdings BV
6.750%, 12/31/26	3,743	3,420
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25(B)	25,009	6,502
Occidental Petroleum
6.600%, 03/15/46	915	1,187
Offshore Drilling Holding
8.375%, 10/19/20(B)	38,575	2,835
Oil and Gas Holding BSCC
7.625%, 11/07/24	221	239
Oil and Gas Holding BSCC
8.375%, 11/07/28	377	430
Oleoducto Central
4.000%, 07/14/27	1,605	1,598
Oro Negro Drilling Pte
0.000%, (D) (E)	3,683	—
Oro Negro Drilling Pte
7.500%, 12/31/49(A) (B)	23,137	925
Patterson-UTI Energy
5.150%, 11/15/29	840	853
Pertamina Persero
6.000%, 05/03/42	216	265
Pertamina Persero, MTN
6.450%, 05/30/44	200	261
Pertamina Persero, MTN
4.175%, 01/21/50	371	383
Peru LNG Srl
5.375%, 03/22/30	5,200	4,508
Petrobras Global Finance
6.850%, 06/05/15	14,485	14,405

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Petrobras Global Finance BV
5.500%, 06/10/51	3,035	$2,819
Petrofac
9.750%, 11/15/26	9,200	9,386
Petroleos de Venezuela
8.500%, 10/27/20(B)	10,470	1,780
Petroleos de Venezuela
9.750%, 05/17/35(B)	8,689	359
Petroleos del Peru
5.625%, 06/19/47	268	266
5.625%, 06/19/47(A)	450	446
Petroleos Mexicanos
6.700%, 02/16/32(A)	1,194	1,206
Petroleos Mexicanos
6.350%, 02/12/48	577	495
Petroleos Mexicanos
7.690%, 01/23/50	2,319	2,242
Petroleos Mexicanos
6.950%, 01/28/60	2,284	2,043
Petroleos Mexicanos, MTN
6.750%, 09/21/47	1,775	1,579
Petronas Capital, MTN
2.480%, 01/28/32	546	549
Petronas Capital, MTN
4.550%, 04/21/50	799	992
Petronas Capital, MTN
4.800%, 04/21/60	293	389
Petronas Capital, MTN
3.404%, 04/28/61	812	837
Puma International Financing
5.000%, 01/24/26	8,905	8,922
Qatar Energy
3.125%, 07/12/41	1,516	1,536
Rockies Express Pipeline
4.950%, 07/15/29(A)	1,750	1,866
Rockies Express Pipeline
7.500%, 07/15/38(A)	1,310	1,480

Description	Face Amount (000)(1)	Value (000)
ShaMaran Petroleum
12.000%, 07/05/23(A)	17,728	$17,684
Sinopec Group Overseas Development 2012
4.875%, 05/17/42	224	277
Sinopec Group Overseas Development 2018
2.700%, 05/13/30	410	419
Southern Gas Corridor CJSC
6.875%, 03/24/26	827	952
State Oil of the Azerbaijan Republic
6.950%, 03/18/30	362	438
Summit Midstream Holdings
8.500%, 10/15/26(A)	975	1,016
Tallgrass Energy Partners
7.500%, 10/01/25(A)	1,825	1,976
Talos Production
12.000%, 01/15/26	740	775
Tecpetrol
4.875%, 12/12/22	24,838	24,975
Transocean Pontus
6.125%, 08/01/25(A)	804	786
Trinidad Petroleum Holdings
6.000%, 05/08/22	441	441
6.000%, 05/08/22(A)	63	63
Tullow Oil
7.000%, 03/01/25	5,260	4,307
Tullow Oil
10.250%, 05/15/26	5,135	5,195

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
YPF
9.000%, 9.00%, 1/1/2023, 02/12/26(C)	11,538	$9,204
9.000%, 9.00%, 1/1/2023, 06/30/29(C)	1,798	1,067
Total Petroleum & Fuel Products		279,341
Pharmaceuticals [0.8%]
Bausch Health
6.125%, 04/15/25(A)	2,417	2,465
Bausch Health
5.500%, 11/01/25(A)	900	915
Bausch Health
9.000%, 12/15/25(A)	550	579
Bausch Health
5.750%, 08/15/27(A)	275	285
Bausch Health
5.000%, 01/30/28(A)	950	874
5.000%, 02/15/29(A)	600	530
Bausch Health
4.875%, 06/01/28(A)	425	435
Bausch Health
6.250%, 02/15/29(A)	3,150	2,993
Bausch Health
7.250%, 05/30/29(A)	1,950	1,930
Bausch Health
5.250%, 01/30/30(A)	800	704
5.250%, 02/15/31(A)	375	330
Bausch Health Americas
9.250%, 04/01/26(A)	750	792
Bausch Health Americas
8.500%, 01/31/27(A)	3,150	3,307
Catalent Pharma Solutions
3.500%, 04/01/30(A)	675	669
Emergent BioSolutions
3.875%, 08/15/28(A)	2,815	2,702

Description	Face Amount (000)(1)	Value (000)
Endo Dac
6.000%, 06/30/28(A)	1,000	$745
Grifols Escrow Issuer
4.750%, 10/15/28(A)	450	459
Jazz Securities DAC
4.375%, 01/15/29(A)	1,950	2,019
Mallinckrodt International Finance
5.625%, 10/15/23(A) (B)	750	409
Mallinckrodt International Finance
5.500%, 04/15/25(A) (B)	2,575	1,403
Organon
4.125%, 04/30/28(A)	425	432
Organon
5.125%, 04/30/31(A)	1,750	1,828
Par Pharmaceutical
7.500%, 04/01/27(A)	2,545	2,601
Syneos Health
3.625%, 01/15/29(A)	1,525	1,506
Total Pharmaceuticals		30,912
Printing & Publishing [0.2%]
Cimpress
7.000%, 06/15/26(A)	4,837	5,025
Deluxe
8.000%, 06/01/29(A)	1,005	1,050
Total Printing & Publishing		6,075
Property/Casualty Ins [0.0%]
Markel
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.662%, 12/01/70	1,270	1,392

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Radio [0.0%]
Spanish Broadcasting System
9.750%, 03/01/26(A)		1,225	$1,260
Real Estate Investment Trusts [0.5%]
American Finance Trust
4.500%, 09/30/28(A)		925	932
Brookfield Property REIT
5.750%, 05/15/26(A)		2,705	2,800
Brookfield Property REIT
4.500%, 04/01/27(A)		4,060	3,983
New Residential Investment
6.250%, 10/15/25(A)		4,270	4,289
Trust Fibra Uno
6.390%, 01/15/50		1,785	2,087
Uniti Group
4.750%, 04/15/28(A)		1,025	1,017
Uniti Group
6.500%, 02/15/29(A)		1,990	1,983
Uniti Group
6.000%, 01/15/30(A)		1,030	991
XHR
4.875%, 06/01/29(A)		984	1,001
Total Real Estate Investment Trusts			19,083
Real Estate Oper/Develop [2.8%]
Alam Sutera Realty
8.000%cash/0% PIK, 05/02/24		21,000	17,745
Alam Synergy Pte
6.625%, 04/24/22		6,517	6,159
Arabian Centres Sukuk II
5.625%, 10/07/26		4,450	4,419
Central China Real Estate
7.250%, 08/13/24		3,100	1,953
CFLD Cayman Investment
8.625%, 02/28/21(B)		729	209

Description	Face Amount (000)(1)		Value (000)
CFLD Cayman Investment
8.600%, 04/08/24(B)		10,690	$2,961
China Evergrande Group
8.250%, 03/23/22		1,950	380
China Evergrande Group
10.000%, 04/11/23		2,390	376
China Evergrande Group
7.500%, 06/28/23(B)		10,000	1,575
China Evergrande Group
9.500%, 03/29/24		2,695	425
China Evergrande Group
8.750%, 06/28/25(B)		5,655	889
China SCE Group Holdings
5.875%, 03/10/22		1,370	1,315
China SCE Group Holdings
7.250%, 04/19/23		1,510	1,341
Dar Al-Arkan Sukuk
6.750%, 02/15/25		3,125	3,257
Fantasia Holdings Group
15.000%, 12/18/21(B)		1,920	442
Fantasia Holdings Group
12.250%, 10/18/22(B)		4,075	998
Fantasia Holdings Group
10.875%, 01/09/23(B)		2,555	626
Fantasia Holdings Group
11.875%, 06/01/23(B)		2,165	530
Haya Finance 2017
5.250%, 11/15/22	EUR	645	596
Hong Kong Red Star Macalline Universal Home Furnishings
3.375%, 09/21/22		17,500	15,400
Howard Hughes
4.125%, 02/01/29(A)		770	780

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
IRSA Propiedades Comerciales
8.750%, 03/23/23	165	$157
Kaisa Group Holdings
8.500%, 06/30/22(B)	4,562	1,220
Kaisa Group Holdings
11.500%, 01/30/23(B)	4,430	1,159
Kaisa Group Holdings
10.875%, 07/23/23(B)	2,625	690
Kaisa Group Holdings
9.375%, 06/30/24(B)	4,682	1,252
Kaisa Group Holdings
11.250%, 04/16/25(B)	2,804	743
Kaisa Group Holdings
11.700%, 11/11/25(B)	2,021	529
KWG Group Holdings
6.000%, 09/15/22	1,600	1,296
MAF Global Securities
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.539%, 09/20/70	1,625	1,770
Radiance Capital Investments
8.800%, 09/17/23	6,375	5,777
Redco Properties Group, MTN
9.900%, 02/17/24	2,905	1,346
Redsun Properties Group
7.300%, 01/13/25	2,230	944
Scenery Journey
11.500%, 10/24/22(B)	2,310	318
Scenery Journey
12.000%, 10/24/23(B)	6,797	934
Shimao Group Holdings
4.750%, 07/03/22	3,000	2,179

Description	Face Amount (000)(1)	Value (000)
Sunac China Holdings
7.250%, 06/14/22	4,833	$3,673
Sunac China Holdings
7.500%, 02/01/24	4,586	2,992
Sunac China Holdings
6.500%, 01/10/25	3,315	2,122
Yuzhou Group Holdings
6.000%, 01/25/22	8,029	3,854
Yuzhou Group Holdings
6.350%, 01/13/27	2,090	585
Zhenro Properties Group
8.700%, 08/03/22	2,980	2,265
Zhenro Properties Group
6.500%, 09/01/22	5,680	4,160
Zhenro Properties Group
9.150%, 05/06/23	3,515	2,399
Zhenro Properties Group
7.875%, 04/14/24	2,515	1,660
Total Real Estate Oper/Develop		106,400
Restaurants [0.3%]
1011778 BC ULC
3.875%, 01/15/28(A)	375	380
1011778 BC ULC
4.375%, 01/15/28(A)	1,175	1,198
1011778 BC ULC
3.500%, 02/15/29(A)	625	619
1011778 BC ULC
4.000%, 10/15/30(A)	6,025	5,920
KFC Holding
4.750%, 06/01/27(A)	975	1,008
Yum! Brands
4.750%, 01/15/30(A)	925	1,001
Yum! Brands
3.625%, 03/15/31	825	822
Yum! Brands Inc
4.625%, 01/31/32	850	903
Total Restaurants		11,851

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Retail [1.4%]
At Home Group
4.875%, 07/15/28(A)		700	$690
Bath & Body Works
6.950%, 03/01/33		1,008	1,179
Bath & Body Works
6.750%, 07/01/36		985	1,217
Bed Bath & Beyond
5.165%, 08/01/44		1,835	1,524
Bloomin' Brands
5.125%, 04/15/29(A)		1,940	1,970
BlueLinx Holdings
6.000%, 11/15/29(A)		740	736
Carvana
5.625%, 10/01/25(A)		4,145	4,145
eG Global Finance
6.250%, 10/30/25	EUR	1,200	1,393
Eurotorg Via Bonitron DAC
9.000%, 10/22/25		1,220	1,234
FirstCash
4.625%, 09/01/28(A)		990	989
FirstCash
5.625%, 01/01/30(A)		789	804
Foot Locker
4.000%, 10/01/29(A)		985	987
Future Retail
5.600%, 01/22/25		16,200	10,076
Golden Nugget
6.750%, 10/15/24(A)		1,900	1,900
Grupo Axo SAPI
5.750%, 06/08/26		4,360	4,370
Guitar Center
8.500%, 01/15/26(A)		1,101	1,181
Lion
4.000%, VAR Euribor 3 Month + 4.000%, 07/01/26	EUR	700	797
Macy's Retail Holdings
5.125%, 01/15/42		370	353

Description	Face Amount (000)(1)		Value (000)
Michaels
7.875%, 05/01/29(A)		1,005	$990
Nordstrom
5.000%, 01/15/44		635	592
Park River Holdings
5.625%, 02/01/29(A)		2,020	1,929
Park River Holdings
6.750%, 08/01/29(A)		1,020	999
QVC
5.450%, 08/15/34		4,295	4,252
Shiba Bidco
4.500%, 10/31/28	EUR	800	915
Sonic Automotive
4.625%, 11/15/29(A)		1,010	1,020
Sonic Automotive
4.875%, 11/15/31(A)		1,025	1,035
Victoria's Secret
4.625%, 07/15/29(A)		1,605	1,641
Vivo Energy Investments BV
5.125%, 09/24/27		5,000	5,225
Total Retail			54,143
Retailers [0.2%]
Academy
6.000%, 11/15/27(A)		825	880
Asbury Automotive Group
4.625%, 11/15/29(A)		634	646
Asbury Automotive Group
5.000%, 02/15/32(A)		884	917
Gap
3.625%, 10/01/29(A)		300	297
Gap
3.875%, 10/01/31(A)		450	444
Kontoor Brands
4.125%, 11/15/29(A)		1,185	1,185
NMG Holding
7.125%, 04/01/26(A)		850	902

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
William Carter
5.500%, 05/15/25(A)	375	$389
William Carter
5.625%, 03/15/27(A)	125	129
Total Retailers		5,789
Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(B)	4,275	1,159
Steel & Steel Works [0.5%]
Cleveland-Cliffs
6.250%, 10/01/40	699	752
CSN Islands XI
6.750%, 01/28/28	1,965	2,067
Metinvest BV
7.750%, 04/23/23	1,500	1,519
7.750%, 10/17/29	5,110	5,067
Metinvest BV
8.500%, 04/23/26	7,873	8,226
Total Steel & Steel Works		17,631
Supermarkets [0.1%]
Albertsons
3.500%, 02/15/23(A)	300	305
3.500%, 03/15/29(A)	1,025	1,027
Albertsons
3.250%, 03/15/26(A)	625	637
Albertsons
7.500%, 03/15/26(A)	1,075	1,147
Albertsons
5.875%, 02/15/28(A)	950	1,007
Albertsons
4.875%, 02/15/30(A)	375	405
Total Supermarkets		4,528
Technology [1.5%]
Ams
7.000%, 07/31/25(A)	1,175	1,246

Description	Face Amount (000)(1)	Value (000)
Black Knight InfoServ
3.625%, 09/01/28(A)	1,475	$1,473
Boxer Parent
9.125%, 03/01/26(A)	875	912
Cars.com
6.375%, 11/01/28(A)	1,850	1,970
Clarivate Science Holdings
3.875%, 07/01/28(A)	350	352
Clarivate Science Holdings
4.875%, 07/01/29(A)	1,475	1,498
Consensus Cloud Solutions
6.000%, 10/15/26(A)	825	858
Consensus Cloud Solutions
6.500%, 10/15/28(A)	1,200	1,254
Diebold Nixdorf
9.375%, 07/15/25(A)	325	350
Dun & Bradstreet
6.875%, 08/15/26(A)	255	265
Dun & Bradstreet
5.000%, 12/15/29(A)	425	435
Elastic
4.125%, 07/15/29(A)	2,095	2,073
Fair Isaac
4.000%, 06/15/28(A)	796	818
Gartner
4.500%, 07/01/28(A)	625	653
Gartner
3.750%, 10/01/30(A)	550	562
HealthEquity
4.500%, 10/01/29(A)	1,256	1,243
Helios Software Holdings
4.625%, 05/01/28(A)	1,750	1,719
II-VI
5.000%, 12/15/29(A)	1,320	1,348
Logan Merger Sub
5.500%, 09/01/27(A)	2,425	2,454

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Millennium Escrow
6.625%, 08/01/26(A)		1,125	$1,128
NCR
5.750%, 09/01/27(A)		300	313
NCR
5.000%, 10/01/28(A)		2,576	2,653
NCR
5.125%, 04/15/29(A)		3,410	3,530
NCR
6.125%, 09/01/29(A)		1,350	1,443
NCR
5.250%, 10/01/30(A)		1,800	1,850
Nuance Communications
5.625%, 12/15/26		700	722
Open Text
3.875%, 02/15/28(A)		1,500	1,529
3.875%, 12/01/29(A)		150	152
Open Text Holdings
4.125%, 12/01/31(A)		350	354
PTC
3.625%, 02/15/25(A)		550	558
PTC
4.000%, 02/15/28(A)		250	254
Rackspace Technology Global
3.500%, 02/15/28(A)		1,800	1,714
Rackspace Technology Global
5.375%, 12/01/28(A)		1,800	1,755
Rocket Software
6.500%, 02/15/29(A)		2,850	2,780
Science Applications International
4.875%, 04/01/28(A)		1,575	1,614
Seagate HDD Cayman
3.125%, 07/15/29		1,575	1,537
Seagate HDD Cayman
3.375%, 07/15/31		1,075	1,046
Seagate HDD Cayman
5.750%, 12/01/34		875	1,009

Description	Face Amount (000)(1)		Value (000)
Sensata Technologies
4.375%, 02/15/30(A)		225	$236
Sensata Technologies
3.750%, 02/15/31(A)		425	424
Sensata Technologies BV
4.000%, 04/15/29(A)		650	664
SS&C Technologies
5.500%, 09/30/27(A)		2,625	2,743
Synaptics
4.000%, 06/15/29(A)		550	558
TTM Technologies
4.000%, 03/01/29(A)		675	671
Veritas US
7.500%, 09/01/25(A)		2,875	2,976
Viavi Solutions
3.750%, 10/01/29(A)		325	325
Total Technology			56,021
Telecommunication Equip [0.0%]
Plantronics
4.750%, 03/01/29(A)		850	811
Telephones & Telecommunications [2.4%]
Altice France
8.125%, 02/01/27(A)		1,440	1,534
Altice France
4.000%, 07/15/29	EUR	700	781
Altice France Holding
10.500%, 05/15/27(A)		2,000	2,150
C&W Senior Financing DAC
6.875%, 09/15/27		7,245	7,537
Consolidated Communications
6.500%, 10/01/28(A)		1,925	2,021
Digicel
6.750%, 03/01/23		2,180	2,107

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Digicel Group 0.5
10.000%, 04/01/24		3,462	$3,465
Digicel Group 0.5
8.000%, 04/01/25		5	5
Digicel International Finance
8.000%, 12/31/26		1	1
Frontier Communications
5.000%, 05/01/28(A)		1,935	1,993
Frontier Communications
6.750%, 05/01/29(A)		1,250	1,300
Frontier Communications Holdings
6.000%, 01/15/30(A)		390	392
Iliad Holding SASU
6.500%, 10/15/26(A)		960	1,009
Iliad Holding SASU
7.000%, 10/15/28(A)		960	1,009
Internap Holdings LLC
0.000%,		61	9
Liquid Telecommunications Financing
5.500%, 09/04/26		3,660	3,779
Lorca Telecom Bondco SAU
4.000%, 09/18/27	EUR	1,215	1,398
Lumen Technologies
5.375%, 06/15/29(A)		2,010	2,010
Mauritius Investments
6.500%, 10/13/26		4,000	4,481
Millicom International Cellular
4.500%, 04/27/31		4,701	4,743
Network i2i
3.975%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.390%, 06/03/70		3,500	3,515
Oi
10.000%cash/0% PIK, 07/27/25		22,365	19,636

Description	Face Amount (000)(1)		Value (000)
Oi Movel
8.750%, 07/30/26		3,415	$3,526
Oztel Holdings SPC
6.625%, 04/24/28		3,250	3,540
Sixsigma Networks Mexico
7.500%, 05/02/25		9,720	9,343
VF Ukraine PAT via VFU Funding
6.200%, 02/11/25		4,615	4,651
Viasat
6.500%, 07/15/28(A)		2,250	2,256
VTR Comunicaciones
5.125%, 01/15/28		386	394
VTR Comunicaciones
4.375%, 04/15/29		401	398
WP
3.750%, 01/15/29	EUR	100	114
Zoncolan Bidco
4.875%, 10/21/28	EUR	600	682
Total Telephones & Telecommunications			89,779
Textile-Products [0.3%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24(B)		15,640	2,972
Prime Bloom Holdings
6.950%, 07/05/22(B)		16,500	3,135
Sri Rejeki Isman
7.250%, 01/16/25(B)		25,394	4,361
Total Textile-Products			10,468
Transportation Services [0.4%]
Alfa
6.875%, 03/25/44		1,600	2,078
Carnival
9.875%, 08/01/27(A)		3,315	3,788
Danaos
8.500%, 03/01/28(A)		755	827
DP World Crescent, MTN
3.875%, 07/18/29		362	387

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
DP World Crescent, MTN
3.750%, 01/30/30	299	$317
Empresa de Transporte de Pasajeros Metro
4.700%, 05/07/50	615	716
Kazakhstan Temir Zholy Finance BV
6.950%, 07/10/42	418	559
Royal Caribbean Cruises
5.500%, 08/31/26(A)	990	1,007
Seaspan
5.500%, 08/01/29(A)	1,015	1,025
Stena International
6.125%, 02/01/25(A)	1,450	1,486
Watco
6.500%, 06/15/27(A)	2,000	2,080
Total Transportation Services		14,270
Utility - Electric [0.5%]
Calpine
5.250%, 06/01/26(A)	289	297
Calpine
4.500%, 02/15/28(A)	925	957
Calpine
5.125%, 03/15/28(A)	1,375	1,396
Calpine
4.625%, 02/01/29(A)	725	715
Calpine
5.000%, 02/01/31(A)	475	475
Calpine
3.750%, 03/01/31(A)	825	800
Enviva Partners
6.500%, 01/15/26(A)	3,050	3,149
NRG Energy
6.625%, 01/15/27	235	244
NRG Energy
5.750%, 01/15/28	1,950	2,061
NRG Energy
3.375%, 02/15/29(A)	550	539

Description	Face Amount (000)(1)	Value (000)
NRG Energy
5.250%, 06/15/29(A)	600	$643
NRG Energy
3.625%, 02/15/31(A)	200	195
NRG Energy
3.875%, 02/15/32(A)	900	882
TerraForm Power Operating
4.250%, 01/31/23(A)	925	946
TerraForm Power Operating
5.000%, 01/31/28(A)	1,125	1,192
TerraForm Power Operating
4.750%, 01/15/30(A)	500	524
Vistra Operations
5.500%, 09/01/26(A)	1,800	1,859
Vistra Operations
5.625%, 02/15/27(A)	1,850	1,906
Vistra Operations
5.000%, 07/31/27(A)	725	752
Vistra Operations
4.375%, 05/01/29(A)	300	300
Total Utility - Electric		19,832
Water [0.0%]
Agua y Saneamientos Argentinos
6.625%, 02/01/23	3,241	1,693
Wireless Communications [0.2%]
Sprint
7.625%, 02/15/25	1,000	1,150
7.625%, 03/01/26	800	961
Sprint Capital
6.875%, 11/15/28	325	411
Sprint Communications
6.000%, 11/15/22	1,525	1,587
T-Mobile USA
4.750%, 02/01/28	325	342

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
T-Mobile USA
2.625%, 02/15/29	1,175	$1,158
T-Mobile USA
3.375%, 04/15/29(A)	2,025	2,063
Total Wireless Communications		7,672
X-Ray Equipment [0.0%]
Varex Imaging
7.875%, 10/15/27(A)	113	126
Total Corporate Bonds
Cost ($2,384,098)		2,146,220
Loan Participations [18.9%]
Aerospace & Defense [0.2%]
Ducommun Incorporated, Term B Loan, 1st Lien
4.104%, VAR LIBOR + 4.000%, 11/21/25	2,023	2,003
MB Aerospace Holdings II Corp., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 01/22/25	673	625
Peraton Corp., Term B Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 02/01/28	1,537	1,537
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2021 Refinancing Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 01/15/25	844	844
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.354%, VAR LIBOR + 2.250%, 12/09/25	1,282	1,263

Description	Face Amount (000)(1)	Value (000)
WP CPP Holdings, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 04/30/25	1,287	$1,230
Total Aerospace & Defense		7,502
Air Transport [0.2%]
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 04/20/28	2,355	2,436
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR + 5.250%, 06/21/27	1,105	1,164
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 10/20/27	2,560	2,704
United AirLines, Inc., Class B Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 04/21/28	1,194	1,195
Total Air Transport		7,499
Automotive [0.4%]
Adient US LLC, Term B-1 Loan, 1st Lien
3.604%, VAR LIBOR + 3.500%, 04/10/28	1,117	1,116
American Trailer World Corp., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 03/03/28	1,082	1,077
Autokiniton US Holdings (L&W), Term Loan, 1st Lien
5.000%, 04/06/28(F)	1,426	1,428

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Clarios Global LP, Term Loan, 1st Lien
3.250%, 04/30/26		2,900	$3,263
CWGS Group, LLC, Initial Term Loan, 1st Lien
3.250%, VAR LIBOR + 2.500%, 06/03/28		1,244	1,233
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 09/22/28		752	748
DexKo Global Inc., Delayed Draw Dollar Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 09/22/28		143	143
DexKo Global Inc., Delayed Draw Euro Term Loan, 1st Lien
0.000%, VAR UNFND 0.000%, 09/22/28(G)		96	108
DexKo Global Inc., Lead Borrower Closing Date Euro Term Loan, 1st Lien
4.000%, VAR Euribor + 4.000%, 09/22/28		595	672
DexKo Global Inc., Term Loan
4.000%, 10/04/28		309	349
PAI Holdco, Inc., Term B Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 10/28/27		602	600
RC Buyer, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 07/26/28		500	498
RC Buyer, Inc., Initial Term Loan, 2nd Lien
7.250%, VAR LIBOR + 6.500%, 07/30/29		250	249

Description	Face Amount (000)(1)		Value (000)
RVR Dealership Holdings, LLC, Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 02/08/28		1,108	$1,105
TI Automotive, Term Loan, 1st Lien
3.750%, 12/16/26		478	476
Truck Hero, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 01/31/28		627	623
Wheel Pros, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 04/23/28		730	728
Total Automotive			14,416
Broadcasting [0.1%]
IHeartcommunications, Inc., Term Loan
3.750%, 05/01/26		1,164	1,162
Univision Communications, Inc., Replacement Converted Term Loan, 1st Lien
4.000%, 03/15/26		1,406	1,408
Total Broadcasting			2,570
Broadcasting and Entertainment [0.1%]
Dorna Sports, S.L., B2 (EUR) Term Loan Facility, 1st Lien
3.250%, VAR Euribor + 3.250%, 04/12/24	EUR	1,000	1,117
Stage Entertainment B.V., Facility B2, 1st Lien
3.250%, VAR Euribor + 3.250%, 06/02/26		1,000	1,072
Total Broadcasting and Entertainment			2,189

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Building & Development [0.3%]
Centuri Group, Inc., Initial Term Loan, 1st Lien
3.000%, VAR LIBOR + 2.500%, 08/27/28		535	$534
Crown Subsea Communications Holding, Inc. , Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 04/27/27		721	724
Foundation Building Materials, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 01/31/28		1,127	1,118
LSF10 XL Bidco S.C.A., Facility B4, 1st Lien
4.000%, VAR Euribor + 4.000%, 04/12/28		2,889	3,269
LSF11 Skyscraper Holdco Sarl, Term Loan, 1st Lien
3.500%, 09/29/27		1,500	1,694
Mannington Mills, Inc., Tranche B-1 Loan, 1st Lien
3.974%, VAR LIBOR + 3.750%, 08/06/26		1,297	1,293
Michael Baker International, LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 11/02/28		520	523
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 10/05/28		485	483
Standard Industries Inc., Initial Term Loan, 1st Lien
3.000%, VAR LIBOR + 2.500%, 08/06/28		637	637

Description	Face Amount (000)(1)		Value (000)
WireCo WorldGroup Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.250%, 10/27/28		655	$654
Total Building & Development			10,929
Business Equipment & Services [1.2%]
Alltech, Inc., Term B Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 10/07/28		565	565
APX Group, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 06/30/28		1,420	1,416
Arches Buyer Inc., Refinancing Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 12/06/27		844	837
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR + 2.500%, 03/01/24		2,000	1,998
CHG Healthcare Services, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 09/22/28		610	609
Civica Term Loan
4.832%, 10/10/24(F)	GBP	2,000	2,672
Colour Bidco (NGA UK) Term Loan B
5.608%, VAR LIBOR + 5.250%, 11/22/24	GBP	1,542	1,995
CoreLogic, Inc. (fka First American Corporation, The), Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 04/14/28		1,160	1,158

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Driven Holdings, LLC, 2021 Term Loan, 1st Lien
3.517%, VAR LIBOR + 3.000%, 11/17/28		770	$768
Energize Holdco LLC, Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 11/17/28		590	587
First Names Group Term Loan B (EUR)
3.750%, VAR Euribor + 3.750%, 03/07/25	EUR	2,000	2,261
Holding Socotec, Facility B USD Tranche, 1st Lien
5.000%, VAR LIBOR + 4.250%, 05/05/28		695	692
Indy US Bidco, LLC, 2021 Refinancing Dollar Term Loan, 1st Lien
3.854%, VAR LIBOR + 3.750%, 03/06/28		995	993
Marnix SAS, Facility B (USD), 1st Lien
4.500%, VAR LIBOR + 4.000%, 07/28/28		908	903
Maverick Bidco Inc., Closing Date Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 04/29/28		615	614
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 09/30/28(E)		1,320	1,319
Mermaid Bidco Inc., Additional Term Facility (USD), 1st Lien
4.500%, VAR LIBOR + 3.750%, 12/22/27		1,204	1,204

Description	Face Amount (000)(1)		Value (000)
National Intergovernmental Purchasing Alliance Company, Initial Term Loan, 1st Lien
3.724%, VAR LIBOR + 3.500%, 05/23/25		528	$524
Orbit Private Holdings I Ltd, Initial Dollar Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.500%, 10/29/28		720	721
Osmose Utilities Services, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 06/16/28		1,020	1,013
PAE Incorporated, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 10/19/27		1,390	1,390
PlusServer Covenant-Lite Term Loan
3.750%, VAR Euribor + 3.750%, 09/13/24	EUR	1,000	429
PODS, LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.000%, 03/31/28		726	723
Proxiserve (aka Persea) Term Loan
3.750%, 02/27/26	EUR	1,000	1,129
QA Term Loan
4.844%, VAR LIBOR + 4.750%, 07/26/24	GBP	3,000	3,948
Refficiency Holdings LLC, Initial DDTL (2021), 1st Lien
3.250%, VAR UNFND + 3.250%, 12/16/27		154	154
Refficiency Holdings LLC, Initial Term Loan (2021), 1st Lien
4.000%, VAR LIBOR + 3.250%, 12/16/27		795	794

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
RXB Holdings, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 12/20/27(E)		1,072	$1,072
Skillsoft Finance II, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 07/14/28		420	421
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1st Lien
2.750%, VAR LIBOR + 2.250%, 11/17/28		690	688
Universidad Europea Facility B
3.250%, 02/25/26	EUR	2,000	2,224
Verisure Holding AB (publ), Facility B (EUR), 1st Lien
3.250%, VAR Euribor + 3.250%, 01/15/28		2,000	2,247
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
2.860%, VAR LIBOR + 2.750%, 05/18/25		4,513	4,411
ZF Invest, Senior Facility B, 1st Lien
4.000%, VAR Euribor + 4.000%, 06/30/28		2,000	2,266
ZPG (aka Zoopla) Term Loan B
4.813%, 06/06/25	GBP	2,000	2,664
Total Business Equipment & Services			47,409
Cable & Satellite Television [0.6%]
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
2.874%, VAR LIBOR + 2.750%, 01/31/26		2,121	2,096

Description	Face Amount (000)(1)		Value (000)
Altice France S.A., USD TLB-13 Incremental Term Loan, 1st Lien
4.118%, VAR LIBOR + 4.000%, 08/14/26		2,225	$2,212
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
1.860%, VAR LIBOR + 1.750%, 02/01/27		2,933	2,903
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
2.360%, VAR LIBOR + 2.250%, 07/17/25		2,105	2,071
Diamond Sports Group, LLC, Term Loan, 1st Lien
3.360%, VAR LIBOR + 3.250%, 08/24/26		1,960	903
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 08/02/27		2,200	2,201
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
3.313%, VAR LIBOR + 2.563%, 05/01/26		688	686
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
2.879%, VAR LIBOR + 2.750%, 07/31/25		740	726
Technicolor S.A., Tranche 1 Loan, 1st Lien
3.000%, VAR Euribor + 3.000%, 12/31/24		1,127	1,239
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
2.110%, VAR LIBOR + 2.000%, 04/30/28		1,795	1,761

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Terrier Media Buyer, Inc., 2021 Term B Loan, 1st Lien
3.604%, VAR LIBOR + 3.500%, 12/17/26		1,496	$1,488
Virgin Media Bristol LLC, N Facility, 1st Lien
2.610%, VAR LIBOR + 2.500%, 01/31/28		2,526	2,502
Virgin Media Ireland Limited, Facility B1, 1st Lien
3.500%, VAR Euribor + 3.500%, 07/15/29		1,500	1,690
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
2.610%, VAR LIBOR + 2.500%, 04/30/28		1,460	1,443
Total Cable & Satellite Television			23,921
Cable/Wireless Video [0.2%]
Altice Financing Term Loan B (2017)
2.874%, VAR LIBOR + 2.750%, 07/15/25		2,170	2,141
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
8.000%, VAR Prime Rate by Country + 4.750%, 11/27/23		4,440	4,427
Total Cable/Wireless Video			6,568
Cargo Transport [0.0%]
Boluda Towage, S.L., Facility B1, 1st Lien
3.500%, VAR Euribor + 3.500%, 09/26/26	EUR	1,000	1,128
Chemicals [0.4%]
Alpha BV, Term Loan, 1st Lien
3.000%, 03/05/28		1,541	1,537

Description	Face Amount (000)(1)		Value (000)
Aruba Investments, Term Loan, 1st Lien
4.000%, 10/28/27		995	$1,123
4.750%, 11/24/27(F)		831	831
Consolidated Energy Limited Term Loan B
2.657%, VAR LIBOR + 2.500%, 05/07/25		1,835	1,805
Draslovka/DuPont (E.I.) De Nemours, Term Loan B, 1st Lien
6.500%, 11/15/28		710	685
INEOS Enterprises Holdings Limited, Refinancing Tranche B Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 08/28/26		1,453	1,454
Kraton Polymer, Term Loan, 1st Lien
0.000%, 11/18/28(G)		565	564
Lonza Group, Term Loan B, 1st Lien
4.750%, 04/28/28		768	767
Minerals Technologies Inc. Term Loan B (2017)
3.000%, VAR LIBOR + 2.250%, 02/14/24		1,737	1,738
Momentive Performance Term Loan B
3.350%, 05/15/24		631	630
PQ Corp, Term Loan B, 1st Lien
3.250%, 05/26/28		678	677
Ravago, Term Loan B, 1st Lien
2.640%, 02/18/28		1,761	1,746
Styrolution, Term Loan, 1st Lien
2.090%, 01/22/27		813	785

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Vantage Specialty Chemicals, Inc., Initial Loan, 2nd Lien
9.250%, VAR LIBOR + 8.250%, 10/20/25	790	$767
Total Chemicals		15,109
Chemicals & Plastics [0.3%]
ARC Falcon I Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 09/22/28	1,745	1,741
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
5.250%, VAR PIK Interest + 0.750%, 09/21/23	399	396
ILPEA Parent Inc., Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 06/18/28	572	569
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
3.250%, VAR LIBOR + 2.750%, 01/29/26	783	780
INEOS Styrolution Group GmbH, 2026 Tranche B Euro Term Loan, 1st Lien
2.750%, VAR Euribor + 2.750%, 01/21/26	1,500	1,684
Ineos US Finance LLC, 2028 Dollar Term Loan, 1st Lien
3.000%, VAR LIBOR + 2.500%, 11/05/28	1,180	1,173
Meridian Adhesives Group, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 07/24/28	695	692

Description	Face Amount (000)(1)	Value (000)
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.102%, VAR LIBOR + 3.000%, 10/01/25	1,616	$1,609
Plaskolite PPC Intermediate II LLC, 2021-1 Refinancing Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/15/25	522	516
Sparta U.S. Holdco LLC, Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 08/02/28	495	495
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
2.604%, VAR LIBOR + 2.500%, 03/17/28	763	757
Vantage Specialty Chemicals, Inc., Closing Date Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 10/28/24	611	599
Total Chemicals & Plastics		11,011
Chemicals, Plastics and Rubber [0.1%]
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
5.250%, VAR PIK Interest + 0.750%, 09/21/23	2,415	2,397

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
INEOS Enterprises Holdings Limited, Refinancing Tranche B Euro Term Loan, 1st Lien
3.250%, VAR Euribor + 3.250%, 08/28/26	1,000	$1,130
Total Chemicals, Plastics and Rubber		3,527
Clothing/Textiles [0.1%]
BK LC Lux SPV S.a r.l., Facility B (USD), 1st Lien
3.750%, VAR LIBOR + 3.250%, 04/28/28	883	880
Canada Goose Inc., 2021 Refinancing Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 10/07/27	928	928
Tory Burch LLC, Initial Term B Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 04/14/28	579	577
Total Clothing/Textiles		2,385
Communication Services [0.2%]
Cincinnati Bell, Term Loan, 1st Lien
3.750%, 11/17/28	625	624
Cogeco Communications Finance, LP, Incremental Term Loan, 1st Lien
3.000%, 09/01/28	1,000	995
Marlink/Venga, Term Loan, 1st Lien
0.000%, 11/03/28(G)	900	881
Masmovil, Term Loan, 1st Lien
3.750%, 09/17/27	1,000	1,126

Description	Face Amount (000)(1)	Value (000)
T-Mobile, Term Loan, 1st Lien
0.000%, 11/19/28(G)	3,000	$3,393
Total Communication Services		7,019
Conglomerates [0.1%]
Agiliti Health, Inc., Amendment No. 2 Term Loan, 1st Lien
3.500%, VAR LIBOR + 2.750%, 01/04/26	1,276	1,270
Conair Holdings LLC, Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 05/17/28	895	895
Midwest Physician Administrative Services, LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 03/12/28	936	929
Total Conglomerates		3,094
Consumer Discretionary [0.3%]
Ahlstorm, Term Loan, 1st Lien
0.000%, 04/04/28(G)	500	564
Fender Musical, Term Loan B, 1st Lien
4.500%, 11/16/28	570	569
Galileo Global Education, Term Loan, 1st Lien
3.750%, 07/09/28	1,000	1,132
Grandir, Term Loan, 1st Lien
0.000%, 09/30/28(G)	857	971
0.000%, 09/30/28(G)	143	162
IVC, Term Loan, 1st Lien
4.665%, 02/13/26	1,000	1,345
Nord Anglia, Term Loan, 1st Lien
3.250%, 08/30/24	1,500	1,674

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Polaris Newco LLC, Term Loan, 1st Lien
4.000%, 06/02/28	2,000	$2,262
Restoration Hardware, Term Loan B, 1st Lien
3.000%, 10/15/28	934	931
Tencate Grass, Term Loan, 1st Lien
5.000%, 10/21/28	1,000	1,114
Total Consumer Discretionary		10,724
Consumer Durables [0.0%]
Justrite (Safety Products) Delay Draw
4.590%, 06/28/26	47	44
Justrite (Safety Products) Term Loan B
4.587%, 06/28/26	871	823
Weber-Stephen Products LLC, Initial Term B Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 10/20/27	750	751
Total Consumer Durables		1,618
Consumer NonDurables [0.1%]
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 09/27/24	961	956
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan, 2nd Lien
6.500%, 12/10/29	310	310
Coty Inc., Term B USD Loan, 1st Lien
2.353%, VAR LIBOR + 2.250%, 04/07/25	866	854

Description	Face Amount (000)(1)	Value (000)
Guadarrama Proyectors Educativos SL, Term Loan, 1st Lien
4.000%, 07/10/26	936	$1,057
Total Consumer NonDurables		3,177
Consumer Staples [0.1%]
Quirch Foods, Term Loan, 1st Lien
5.500%, 10/27/27	995	997
Signature Foods, Term Loan, 1st Lien
3.500%, 01/29/28	1,000	1,126
Tate & Lyle/Primary Products, Term Loan, 1st Lien
0.000%, 10/25/28(G)	640	640
Total Consumer Staples		2,763
Containers & Glass Products [0.3%]
Anchor Packaging, LLC, Initial Term Loan, 1st Lien
4.104%, VAR LIBOR + 4.000%, 07/18/26	886	875
Berlin Packaging L.L.C., Tranche B-4 Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 03/11/28	1,131	1,121
Berlin Packaging L.L.C., Tranche B-5 Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 03/11/28	499	498
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
3.750%, VAR LIBOR + 3.000%, 08/04/27	1,896	1,889
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
4.750%, VAR Euribor + 4.750%, 02/04/26	1,000	1,098

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Kleopatra Finco S.a r.l., Facility B (USD), 1st Lien
5.250%, VAR LIBOR + 4.750%, 02/12/26		697	$676
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 11/30/27		1,344	1,343
Pregis TopCo LLC, Initial Term Loan, 1st Lien
4.104%, VAR LIBOR + 4.000%, 07/31/26		1,965	1,955
ProAmpac PG Borrower LLC, 2020-1 Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 11/03/25		400	400
Tricorbraun Holdings, Inc., Closing Date Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 03/03/28		1,056	1,048
Trident TPI Holdings, Inc., Tranche B-3 DDTL Term Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 09/15/28		58	58
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 07/29/28		407	407
Weener Plastics Group Term Loan B
3.750%, VAR Euribor + 3.750%, 06/20/25	EUR	1,500	1,698
Total Containers & Glass Products			13,066
Diversified Media [0.1%]
Deluxe Entertainment Services Group Inc.
0.000%, (G)		19	—
Harland Clarke, Term Loan, 1st Lien
8.750%, 06/16/26		1,265	1,144

Description	Face Amount (000)(1)		Value (000)
Melita, Term Loan
3.500%, 07/30/26		1,000	$1,123
RR Donnelley & Sons Co Term Loan B
5.104%, VAR LIBOR + 5.000%, 01/15/24		351	349
Total Diversified Media			2,616
Diversified/Conglomerate Service [0.0%]
Inspired Finco Holdings Limited, Facility B2, 1st Lien
3.250%, VAR Euribor + 3.250%, 05/28/26	EUR	1,000	1,119
Drugs [0.1%]
HRA Term Loan
3.500%, VAR Euribor + 3.500%, 07/31/24	EUR	2,000	2,255
Ecological [0.1%]
Sapphire Bidco B.V., Facility B, 1st Lien
2.724%, VAR Euribor + 3.250%, 05/05/25	EUR	2,000	2,241
Ecological Services & Equipment [0.0%]
Array Tech, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 10/14/27		1	—
GFL Environmental Inc., 2020 Refinancing Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 05/30/25		797	799
WIN Waste Innovations Holdings Inc., Initial Term Loan, 1st Lien
3.250%, VAR LIBOR + 2.750%, 03/24/28		716	714
Total Ecological Services & Equipment			1,513

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Electronics [0.1%]
MA Financeco., LLC, Euro Tranche B-1 Term Loan, 1st Lien
4.500%, VAR Euribor + 4.500%, 05/29/25	1,938	$2,208
Electronics/Electrical [1.6%]
Allegro MicroSystems, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 09/30/27	98	98
Apttus Corporation, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 05/08/28	599	599
AQA Acquisition Holding, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.250%, 03/03/28	828	827
Aretec Group, Inc. (fka RCS Capital Corporation), Initial Term Loan, 1st Lien
4.354%, VAR LIBOR + 4.250%, 10/01/25	2,287	2,286
Astra Acquisition Corp., Term B Loan, 1st Lien
5.750%, VAR LIBOR + 5.250%, 10/22/28	1,245	1,219
athenahealth, Inc., Term B-1 Loan, 1st Lien
4.400%, VAR LIBOR + 4.250%, 02/11/26	1,269	1,267
Barracuda Networks, Inc., 2020 Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 02/12/25	1,173	1,176
Brave Parent Holdings, Inc., Initial Term Loan, 1st Lien
4.104%, VAR LIBOR + 4.000%, 04/18/25	905	903

Description	Face Amount (000)(1)	Value (000)
CCC Intelligent Solutions Inc., Initial Term Loan, 1st Lien
3.000%, VAR LIBOR + 2.500%, 09/15/28	765	$764
Cloudera, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 10/08/28	750	747
Cloudera, Inc., Initial Term Loan, 2nd Lien
6.500%, VAR LIBOR + 6.000%, 10/08/29	400	399
Conduent Business Services, LLC, Initial Term B Loan, 1st Lien
4.750%, VAR LIBOR + 4.250%, 10/06/28	680	679
ConnectWise, LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 09/24/28	1,055	1,051
Cornerstone OnDemand, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 09/21/28	730	727
DCert Buyer, Inc., First Amendment Refinancing Loan, 2nd Lien
7.104%, VAR LIBOR + 7.000%, 02/19/29	1,175	1,175
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.104%, VAR LIBOR + 4.000%, 10/16/26	397	396
Endurance International Group Holdings, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 02/10/28	1,108	1,097
Evercommerce Solutions Inc., Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 07/06/28	935	931

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Gogo Intermediate Holdings LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 04/30/28	524	$523
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.500%, 01/29/26	891	892
Hunter Fan Company, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 05/08/28	733	733
Idera, Inc., Term B-1 Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 03/02/28	752	751
Inmar, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.000%, 05/01/24	750	749
Instructure Holdings, Inc., Initial Term Loan, 1st Lien
3.250%, VAR LIBOR + 2.750%, 10/20/28	565	562
ION Trading Finance Limited, Initial Euro Term Loan (2021), 1st Lien
4.250%, VAR Euribor + 4.250%, 03/26/28	3,990	4,522
Ivanti Software, Inc., 2021 Specified Refinancing Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 12/01/27	1,104	1,105
Ivanti Software, Inc., First Amendment Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/01/27	318	317
LogMeIn, Inc., Initial Term Loan, 1st Lien
4.860%, VAR LIBOR + 4.750%, 08/31/27	2,139	2,125

Description	Face Amount (000)(1)	Value (000)
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
2.854%, VAR LIBOR + 2.750%, 06/21/24	198	$196
Magenta Buyer LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 07/27/28	1,776	1,770
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.750%, 08/18/28	1,600	1,595
McAfee, LLC, Term B USD Loan, 1st Lien
3.852%, VAR LIBOR + 3.750%, 09/30/24	929	930
MeridianLink, Inc., Initial Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 10/27/28	860	858
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 09/13/24	1,399	1,401
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
3.604%, VAR LIBOR + 3.500%, 09/13/24	2,269	2,256
Mitchell International, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 10/01/28	1,135	1,127
Orion Advisor Solutions, Inc., 2021 Refinancing Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 09/24/27	1,782	1,783

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Planview Parent, Inc., Closing Date Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/17/27	729	$729
Polaris Newco, LLC, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 06/02/28	800	799
Priority Holdings, LLC, Initial Term Loan, 1st Lien
6.750%, VAR LIBOR + 5.750%, 04/21/27	1,137	1,114
Project Ruby Ultimate Parent Corp., Closing Date Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 03/10/28	1,205	1,203
Proofpoint, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 08/31/28	860	856
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
4.379%, VAR LIBOR + 4.250%, 05/16/25	519	518
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
3.500%, VAR LIBOR + 2.750%, 02/15/28	1,940	1,924
RealPage, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 04/24/28	1,315	1,310
Renaissance Holding Corp., Initial Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.250%, 05/30/25	744	737
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.854%, VAR LIBOR + 2.750%, 06/21/24	1,338	1,325

Description	Face Amount (000)(1)	Value (000)
Signify Health, LLC , Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 06/16/28	615	$612
Snap One Holdings Corp., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.500%, 11/23/28	1,150	1,143
SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1st Lien
2.854%, VAR LIBOR + 2.750%, 02/05/24	1,439	1,417
Sovos Compliance, LLC, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.500%, 07/29/28	422	423
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
3.690%, VAR LIBOR + 3.500%, 03/05/27	1,693	1,678
Symplr Software, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 12/22/27	731	732
ThoughtWorks, Inc., Incremental Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 03/24/28	511	510
UKG Inc., 2021 Incremental Term Loan, 2nd Lien
5.750%, VAR LIBOR + 5.250%, 05/03/27	125	125
UKG Inc., 2021-2 Incremental Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 05/04/26	1,783	1,772

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
UKG Inc., Initial Term Loan, 1st Lien
3.854%, VAR LIBOR + 3.750%, 05/04/26		837	$834
Xperi Holding Corporation, Initial Term B Loan, 1st Lien
3.604%, VAR LIBOR + 3.500%, 06/08/28		1,353	1,349
Total Electronics/Electrical			61,646
Energy [0.1%]
Arclight, Term Loan B, 1st Lien
4.750%, 04/13/28		708	712
BCP Raptor II, LLC, Initial Term Loan, 1st Lien
4.840%, VAR LIBOR + 4.750%, 10/22/25		1,320	1,314
Southwestern Energy, Term Loan, 1st Lien
0.000%, 12/08/27(G)		700	700
Total Energy			2,726
Entertainment & Leisure [0.0%]
PortAventra World, Term Loan, 1st Lien
3.500%, 06/13/24		1,000	1,093
Finance (Including Structured Products) [0.1%]
IFCO Management GmbH, Facility B1A, 1st Lien
3.250%, VAR Euribor + 3.250%, 05/29/26		1,500	1,688
Peer Holding III B.V., Facility B, 1st Lien
3.000%, 03/07/25	EUR	1,000	1,121
Total Finance (Including Structured Products)			2,809

Description	Face Amount (000)(1)		Value (000)
Financial Intermediaries [0.9%]
AI Sirona (Luxembourg) Acquisition S.a r.l., Additional Facility B1 (EUR), 1st Lien
3.500%, VAR Euribor + 3.500%, 09/29/25		2,000	$2,254
Albion Financing 3 S.a r.l. (Albion Financing LLC), New 2026 US Dollar Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.250%, 10/15/26		955	955
Allspring Buyer LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 04/21/28		328	329
Apex Group Treasury Limited, USD Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 07/27/28		715	713
ASP Navigate Acquisition Corp., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.500%, 10/06/27		1,156	1,159
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
3.000%, VAR LIBOR + 2.500%, 06/07/28		539	538
Castlelake Aviation One Designated Activity Company, Initial Term Loan, 1st Lien
3.250%, VAR LIBOR + 2.750%, 10/08/26		534	531
CCI Buyer, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 12/17/27		995	995
Chrome Bidco, Facility B, 1st Lien
3.750%, VAR Euribor + 3.750%, 05/12/28		2,500	2,825

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Citadel Securities LP, 2021 Term Loan, 1st Lien
2.604%, VAR LIBOR + 2.500%, 02/02/28	1,395	$1,386
CP Iris Holdco I, Inc., Delayed Draw Term Loan, 1st Lien
3.750%, VAR UNFND + 3.750%, 09/21/28	114	114
CP Iris Holdco I, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 09/21/28	571	569
DRW Holdings, LLC, Initial Term Loan, 1st Lien
3.854%, VAR LIBOR + 3.750%, 03/01/28	1,565	1,559
EP Purchaser, LLC, Closing Date Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 10/28/28	705	705
Foundational Education Group, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.250%, 08/19/28	535	535
Foundational Education Group, Inc., Initial Term Loan, 2nd Lien
7.000%, VAR LIBOR + 6.500%, 08/19/29	170	169
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 08/18/28	750	755
HighTower Holding, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 04/21/28	760	758
Hudson River Trading LLC, Term Loan, 1st Lien
3.104%, VAR LIBOR + 3.000%, 03/20/28	429	425

Description	Face Amount (000)(1)	Value (000)
ImageFirst Holdings, LLC, Delayed Draw Tranche A Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 04/06/28	98	$98
ImageFirst Holdings, LLC, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 04/06/28	431	429
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
2.854%, VAR LIBOR + 2.750%, 01/26/28	1,796	1,781
KKR Apple Bidco, LLC, Initial Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 07/14/28	620	617
LCPR Loan Financing LLC, 2021 Additional Term Loan, 1st Lien
3.860%, VAR LIBOR + 3.750%, 10/23/26	825	828
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
2.354%, VAR LIBOR + 2.250%, 03/24/25	971	962
LSF11 A5 Holdco LLC, Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 09/30/28	550	549
Madison IAQ LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 06/21/28	690	689
Mariner Wealth Advisors, LLC, Delayed Draw Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 08/18/28	73	73

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Mariner Wealth Advisors, LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 08/18/28	512	$509
N-able International Holdings II, LLC, Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 07/19/28	485	482
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
6.750%, VAR LIBOR + 6.250%, 11/01/29	600	599
Nexus Buyer LLC, Term Loan, 1st Lien
3.854%, VAR LIBOR + 3.750%, 11/09/26	887	882
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 09/23/28	830	825
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 05/30/25	1,517	1,515
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
5.250%, VAR LIBOR + 4.500%, 12/04/26	798	797
Titan Acquisitionco New Zealand Limited, Initial USD Term Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 10/07/28	335	333
Valkyr Purchaser, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 11/05/27	1,995	1,990

Description	Face Amount (000)(1)	Value (000)
VFH Parent LLC, Initial Term Loan, 1st Lien
3.102%, VAR LIBOR + 3.000%, 03/01/26	1,081	$1,077
Winterfell Financing S.a r.l., Facility B, 1st Lien
3.500%, VAR Euribor + 3.500%, 02/18/28	3,000	3,355
Total Financial Intermediaries		35,664
Financial Services [0.2%]
BCP V Modular Services, Term Loan, 1st Lien
0.000%, 10/07/28(G)	1,500	1,696
Financiere Storage, Term Loan, 1st Lien
8.250%, 09/25/26	1,000	1,131
FullBloom, Term Loan B, 1st Lien
5.000%, 11/22/28	775	771
Heubach/Luxembourgh Investment, Term Loan B, 1st Lien
0.000%, 10/20/28(G)	725	721
Mar Bidco SARL, Term Loan, 1st Lien
3.750%, 07/07/28	1,000	1,127
Orchid Merger Sub II, LLC, Term Loan
0.000%, 05/12/27(G)	500	475
Patagonia Bidco Limited, Term Loan, 1st Lien
5.297%, 11/01/28	952	1,275
0.000%, 11/01/28(G)	173	232
UFC Holdings, LLC, Term Loan, 1st Lien
3.500%, 04/29/26	565	562
Walker & Dunlop, Term Loan, 1st Lien
2.750%, 10/15/28	535	534
Total Financial Services		8,524

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Financials [0.6%]
Altisource Term Loan B (2018)
5.000%, 03/29/24(F)		687	$628
AVS Holding, Term Loan, 1st Lien
3.750%, 09/10/26		1,000	1,127
CCP Lux Holding, Term Loan, 1st Lien
4.250%, 01/10/25		1,920	2,167
Ditech Holding Corporation (fka Walter Investment Management Corp.), Tranche B Term Loan, 1st Lien
10.250%, VAR Prime Rate by Country + 7.000%, 06/30/22		408	79
Dlg Acquisitions Limited
3.500%, 05/15/26	EUR	1,000	1,128
First Eagle Holdings, Inc., Refinancing Term Loan
2.724%, 02/01/27		803	794
Freshworld Holding III, Term Loan, 1st Lien
3.250%, 10/02/26		1,000	1,125
Hestia Holdings, LLC, Term Loan, 1st Lien
4.000%, 06/18/27		3,000	3,399
Infinitas Learn Cov-Lite Lien1
4.500%, 07/21/28		1,000	1,134
LSFX Flavum, Term Loan B, 1st Lien
4.500%, 02/28/28		1,000	1,132
Mistral Holdco SAS, Term Loan, 1st Lien
4.000%, 12/16/27		1,000	1,133
Nobian Finance BV, Term Loan, 1st Lien
3.750%, 06/25/26		1,409	1,587
Paradocs Holding Sarl, Term Loan, 1st Lien
3.500%, 02/17/28		1,000	1,128
S4 Capital Lux, Term Loan, 1st Lien
3.750%, 07/31/28		1,000	1,133

Description	Face Amount (000)(1)		Value (000)
Sandy Bidco BV, Term Loan, 1st Lien
0.000%, 09/15/28(G)		1,000	$1,133
Summer Bidco, Term Loan, 1st Lien
4.250%, 12/04/26		1,000	1,134
Superannuation and Investments, Term Loan, 1st Lien
4.250%, 09/24/28		780	779
Taurus Midco Ltd., Term Loan, 1st Lien
3.500%, 09/29/24		645	717
3.500%, 09/29/24		165	184
3.500%, 09/29/24		385	429
3.500%, 09/29/24		305	340
Vistra, Term Loan
3.750%, 10/27/25		953	1,077
Waterlogic Group Holdings Limited, Term Loan, 1st Lien
4.250%, 08/04/28		1,000	1,131
Total Financials			24,618
Food Service [0.2%]
CHG PPC Parent LLC, 2021-1 US Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 11/17/28		705	701
Flynn Restaurant Group LP, Series 2021 Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.250%, 11/22/28		770	760
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.250%, 12/15/27		794	793
MIC Glen LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 06/23/28		505	501

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Pax Midco Spain, S.L.U., Facility B, 1st Lien
4.750%, VAR Euribor + 4.750%, 06/07/26	EUR	1,000	$1,002
Whole Earth Brands, Inc., Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.500%, 02/05/28		1,522	1,511
Woof Holdings, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 12/21/27		1,234	1,234
WSH Term Loan
5.113%, 02/27/26	GBP	1,000	1,321
Total Food Service			7,823
Food/Drug Retailers [0.0%]
Evergreen Acqco 1 LP, Initial Term Loan, 1st Lien
6.250%, VAR LIBOR + 5.500%, 04/21/28		830	824
Food/Tobacco [0.0%]
K-Mac, Term Loan, 2nd Lien
7.250%, 06/22/29		170	170
Milk Specialties, Term Loan, 1st Lien
5.000%, 08/16/25		838	838
Sycamore/Sanderson Farms, Term Loan B, 1st Lien
0.000%, 09/24/28(G)		975	969
Total Food/Tobacco			1,977
Forest Prod/Containers [0.0%]
Logoplaste, Term Loan, 1st Lien
4.750%, 04/21/28		795	794
Sylvamo, Term Loan B, 1st Lien
5.000%, 08/18/28		743	745
Total Forest Prod/Containers			1,539

Description	Face Amount (000)(1)		Value (000)
Forest Products [0.1%]
Domtar Corporation, Delayed Term Loan, 1st Lien
0.000%, 10/04/28(G)		289	$285
Domtar Corporation, Initial Term Loan, 1st Lien
6.250%, VAR LIBOR + 5.500%, 10/04/28		606	598
Schweitzer-Mauduit International, Inc., Term B Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 04/20/28		1,277	1,269
Spa Holdings 3 Oy, Facility B (EUR), 1st Lien
3.750%, VAR Euribor + 3.750%, 03/10/28		1,000	1,129
Spa Holdings 3 Oy, Facility B (USD), 1st Lien
4.750%, VAR LIBOR + 4.000%, 02/04/28		662	661
Total Forest Products			3,942
Gaming/Leisure [0.1%]
Entain PLC, Term Loan B, 1st Lien
3.000%, 03/29/27		569	567
Global Cash Access Term Loan B (2021)
3.000%, 06/30/28		635	633
Golden Nugget (fka Landry's), Term Loan B
3.250%, VAR LIBOR + 3.250%, 10/04/23		942	935
Marriott Ownership Resorts, Inc., 2019 Refinancing Term Loan, 1st Lien
1.840%, VAR LIBOR + 1.750%, 08/29/25		685	673

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Playa Resorts Holding Term Loan B (2017)
3.750%, VAR LIBOR + 2.750%, 04/29/24		722	$702
Total Gaming/Leisure			3,510
Government [0.0%]
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(G)	JPY	216,667	1,431
Healthcare [1.8%]
Achilles Health, Term Loan, 1st Lien
4.750%, 11/16/27		675	673
Aenova, Term Loan
4.500%, 03/06/26		1,500	1,699
Amneal Pharmaceuticals LLC, Initial Term Loan, 1st Lien
3.625%, VAR LIBOR + 3.500%, 05/04/25		2,378	2,351
Ardent Health, Term Loan B, 1st Lien
4.000%, 08/24/28		1,700	1,699
Auris Luxembourg III S.a r.l., Facility B1A, 1st Lien
4.000%, VAR Euribor + 4.000%, 07/24/25	EUR	3,000	3,385
Bella Holding Company, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 05/10/28		980	978
CAB, Facility B, 1st Lien
3.500%, VAR Euribor + 3.500%, 01/28/28		2,500	2,803
Cano Health, LLC, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 11/23/27		913	912

Description	Face Amount (000)(1)		Value (000)
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
3.974%, VAR LIBOR + 3.750%, 01/29/27		249	$247
Cerba Healthcare, Term Loan, 1st Lien
3.750%, 06/24/28		500	565
CityMD/Summit Health, Term Loan B, 1st Lien
3.750%, 08/13/28		940	939
CNT Holdings I Corp, Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 11/08/27		499	499
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Facility B
3.250%, VAR Euribor + 3.250%, 05/24/24	EUR	1,500	1,669
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
8.000%, VAR Euribor + 8.000%, 05/24/24	EUR	1,500	1,700
Elsan SAS , Facility B5, 1st Lien
3.500%, VAR Euribor + 3.500%, 06/16/28		3,000	3,386
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.854%, VAR LIBOR + 3.750%, 10/10/25		1,208	968
Financiere Verdi I SAS, 1st Lien
4.550%, 03/31/28		2,000	2,672
Gainwell Acquisition Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 10/01/27		1,662	1,665
Gesundheits GmbH Term Loan
4.000%, 07/30/26	EUR	2,000	2,244

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Homevi Inc., Term Loan, 1st Lien
4.000%, 10/31/26	1,000	$1,133
Icon Public Limited Company, Lux Term Loan, 1st Lien
2.750%, VAR LIBOR + 2.250%, 07/03/28	1,089	1,089
Icon Public Limited Company, U.S. Term Loan, 1st Lien
2.750%, VAR LIBOR + 2.250%, 07/03/28	271	271
ICU Medical, Cov-Lite Term Loan B, 1st Lien
0.000%, 12/15/28(G)	555	555
Indivior, Term Loan B, 1st Lien
6.000%, 06/26/26	788	780
Inovie Fungible, Term Loan, 1st Lien
0.000%, 03/03/28(G)	1,000	1,129
Insulet Corporation, Term Loan B, 1st Lien
3.750%, 05/04/28	1,048	1,048
Invent Farma, Term Loan, 1st Lien
4.250%, 10/29/27	634	719
4.250%, 12/15/27	366	416
LifePoint Health, Inc. (Regional Care) Term B Loan
3.852%, 11/16/25	2,125	2,121
LSCL Holdings/Eversana, Term Loan, 1st Lien
5.000%, 11/23/28	575	575
Madison Safety, Cov-Lite Term Loan, 1st Lien
0.000%, 12/14/28(G)	400	400
Madison Safety, Term Loan, 2nd Lien
0.000%, 12/14/29(G)	155	155
Mamba Purchaser, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 09/29/28	490	489

Description	Face Amount (000)(1)	Value (000)
Medical Solutions Holdings, Inc., Delayed Draw Term Loan, 1st Lien
1.750%, VAR UNFND + 1.750%, 10/06/28	97	$97
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 10/06/28	508	507
Mediq BV, Term Loan, 1st Lien
3.500%, 03/03/28	2,000	2,249
MPH Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
4.750%, 09/01/28	1,285	1,252
National Mentor Holdings, Inc., Delayed Draw Term Loan, 1st Lien
3.750%, VAR UNFND + 3.750%, 03/02/28	28	27
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 03/02/28	19	18
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 03/02/28	840	830
Onex TSG Intermediate Corp, Term Loan, 1st Lien
5.500%, 02/28/28	219	219
Organon & Co., Dollar Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 06/02/28	950	950
Ortho-Clinical Diagnostics, Inc., 2020 Incremental Euro Term Loan, 1st Lien
3.500%, VAR Euribor + 3.500%, 06/30/25	1,826	2,066

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 03/03/28		1,674	$1,671
PetIQ, Term Loan, 1st Lien
4.750%, 04/07/28		1,042	1,035
Phoenix Newco, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 08/11/28		750	750
Pluto Acquisition I, Inc., 2021 Term Loan, 1st Lien
4.175%, VAR LIBOR + 4.000%, 06/22/26		678	675
Precyse Solutions, Term Loan, 1st Lien
4.500%, 11/17/28		575	574
Precyse Solutions, Term Loan, 2nd Lien
0.000%, 11/19/29(G)		385	383
SCP Eye Care, Term Loan, 1st Lien
5.250%, 03/15/28		642	642
0.000%, 03/15/28(G)		112	112
Sirona Bidco, Term Loan, 1st Lien
0.000%, 10/20/28(G)		2,500	2,823
Sotera Health Holdings, LLC, Term Loan, 1st Lien
3.250%, 12/11/26(F)		1,045	1,040
Surgery Center Holdings, Inc., 2021 New Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 09/03/26		1,050	1,048
Synthon, Term Loan, 1st Lien
0.000%, 11/02/28(G)		1,000	1,133
TakeCare Bidco SAS, Term Loan, 1st Lien
4.000%, 05/26/28		1,000	1,134

Description	Face Amount (000)(1)		Value (000)
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 2.750%, 02/06/24		1,289	$1,229
Theramex, Term Loan, 1st Lien
4.000%, 01/31/25		2,000	2,259
TTF/Soliant Health, Cov-Lite Term Loan, 1st Lien
5.000%, 03/31/28		810	810
Vivalto Sante, Term Loan, 1st Lien
3.750%, 07/21/28		1,500	1,698
Total Healthcare			69,165
Healthcare, Education and Childcare [0.2%]
Cidron Ollopa Holding B.V., Facility B, 1st Lien
3.500%, VAR Euribor + 3.250%, 04/16/25	EUR	2,437	2,738
Financiere Mendel, Facility B, 1st Lien
4.250%, 03/27/26	EUR	2,000	2,273
Nidda Healthcare Holding GmbH, Facility F (EUR), 1st Lien
3.500%, VAR Euribor + 3.500%, 08/21/26		2,500	2,802
Nidda Healthcare Holding GmbH, Facility F (GBP), 1st Lien
4.560%, VAR LIBOR + 4.500%, 08/21/26		1,000	1,339
Total Healthcare, Education and Childcare			9,152
Home Furnishings [0.1%]
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.250%, 05/17/28		1,144	1,127

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Diamond (BC) B.V., Amendment No. 3 Refinancing Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 09/15/28	690	$687
Pelican Products, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.250%, 11/16/28	775	771
Total Home Furnishings		2,585
Housing [0.2%]
84 Lumber, Term Loan B, 1st Lien
3.750%, 11/13/26	993	992
DTZ Cushman & Wakefield
2.840%, 08/21/25	2,171	2,154
Empire Today, Term Loan, 1st Lien
5.750%, 04/03/28(F)	608	598
GGP (Brookfield Residential Property) Term Loan B
2.591%, VAR LIBOR + 2.500%, 08/27/25	3,136	3,088
HD Supply Waterworks, Term Loan B, 1st Lien
2.602%, 07/27/28	1,372	1,362
Quikrete Holding, Term Loan B, 1st Lien
0.000%, 02/21/28(G)	740	738
The Hillman Group, Inc., Term Loan B, 1st Lien
3.250%, 07/14/28	1	1
The Hillman Group, Inc., Term Loan, 1st Lien
3.250%, 07/14/28	—	—
Total Housing		8,933

Description	Face Amount (000)(1)	Value (000)
Industrial Equipment [0.3%]
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 10/08/27	387	$387
Engineered Machinery Holdings, Inc., Incremental Amendment No. 4 Term Loan, 1st Lien
3.750%, VAR Euribor + 3.750%, 05/21/28	1,000	1,128
Flender, Term Loan, 1st Lien
3.750%, 01/21/28	1,000	1,133
Gates Global LLC, Initial B-3 Dollar Term Loan, 1st Lien
3.250%, VAR LIBOR + 2.500%, 03/31/27	676	674
Granite US Holdings Corporation, Replacement Term B Loan, 1st Lien
4.224%, VAR LIBOR + 4.000%, 09/30/26	430	429
Grinding Media Inc. (Molycop Ltd.), Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 09/21/28	690	688
Hyperion Materials & Technologies, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.500%, 08/28/26	430	430
LI Group Holdings, Inc., 2021 Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 03/11/28	744	745
MHI Holdings, LLC, Initial Term Loan, 1st Lien
5.104%, VAR LIBOR + 5.000%, 09/21/26	2,167	2,166

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Spin Holdco Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 03/04/28	851	$853
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 03/31/28	1,182	1,168
Total Industrial Equipment		9,801
Industrial Services [0.1%]
Aggreko, Term loan, 1st Lien
5.250%, 07/31/26	1,500	1,700
Anticimex, Term Loan, 1st Lien
0.000%, 11/16/28(G)	310	310
Assystem Technologies, Term Loan, 1st Lien
4.250%, 09/27/24	1,000	1,106
Employbridge LLC, Term Loan, 1st Lien
0.000%, 07/14/28(G)	1,197	1,185
Total Industrial Services		4,301
Industrials [0.4%]
Ali Group SRL, Term Loan 1L B, 1st Lien
0.000%, 10/13/28(G)	730	725
Boels, Term Loan
3.250%, 02/06/27	3,000	3,383
Circet, Term Loan, 1st Lien
3.750%, 07/09/28	1,500	1,696
Holding Socotec, Term Loan, 1st Lien
3.750%, 05/05/28	1,500	1,698
Oberthur Technologies SA, Term Loan, 1st Lien
4.500%, 01/09/26	3,500	3,975
Optimus Bidco SAS, Term Loan, 1st Lien
3.750%, 09/29/25	1,000	1,118

Description	Face Amount (000)(1)	Value (000)
Syntegon, Term Loan, 1st Lien
0.000%, 11/19/28(G)	2,500	$2,823
Ultra Electronics, Term Loan, 1st Lien
0.000%, 11/17/28(G)	785	782
Total Industrials		16,200
Information Technology [0.4%]
Aspect Software, Term Loan, 1st Lien
6.000%, 05/03/28	599	587
Aspect Software, Term Loan, 2nd Lien
9.750%, 05/03/29	175	172
Brooks Automation, Term Loan B, 1st Lien
2.630%, 10/04/24(F)	1,438	1,432
0.000%, 11/17/28(G)	705	702
Brooks Automation, Term Loan B, 2nd Lien
0.000%, 11/16/29(G)	550	551
Cision US, Incremental Term Loan B, 1st Lien
4.750%, 01/29/27	846	843
ConvergeOne Holdings, Corp., Initial Term Loan
5.104%, VAR LIBOR + 5.000%, 01/04/26	1,591	1,555
Digi International, Term LoanB, 1st Lien
0.000%, 12/15/28(G)	695	687
E2open, Term Loan B, 1st Lien
4.000%, 02/04/28	1,070	1,070
Ensono, Term Loan, 1st Lien
4.750%, 05/26/28	655	653
Gigamon Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 12/19/24	1,390	1,390
LendingTree, Cov-Lite Term Loan B, 1st Lien
0.000%, 08/25/28(G)	300	299

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
MaxLinear, Cov-Lite Term Loan B, 1st Lien
2.750%, 06/16/28	443	$441
Redstone HoldCo 2 LP, Initial Loan, 2nd Lien
8.500%, VAR LIBOR + 7.750%, 04/27/29	510	468
Redstone HoldCo LP, Initial Loan, 1st Lien
5.500%, 04/27/28	600	572
Royal Caribbean Cruises, Term Loan, 1st Lien
9.000%, 07/27/29	110	109
Sitel Worldwide, Cov-Lite Term Loan, 1st Lien
4.250%, 07/28/28	1,335	1,334
Sovos Compliance, LLC, First Lien Delayed Draw Term Loan, 1st Lien
0.000%, VAR UNFND 0.000%, 07/29/28(G)	73	73
Taboola,Inc., Tranche B Term Loan, 1st Lien
4.500%, 09/01/28	865	856
Tenable, Term Loan B, 1st Lien
3.250%, 06/28/28	535	532
TIBCO Software Inc., Term B-3 Loan, 1st Lien
3.860%, VAR LIBOR + 3.750%, 06/30/26	735	729
Ultra Clean Holdings, Term Loan, 1st Lien
3.837%, 08/27/25	1,788	1,789
Total Information Technology		16,844
Insurance [0.2%]
Acrisure, LLC, 2020 Term Loan, 1st Lien
3.724%, VAR LIBOR + 3.500%, 02/15/27	1,120	1,106
Acrisure, LLC, 2021-2 Additional Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.250%, 02/15/27	105	105

Description	Face Amount (000)(1)	Value (000)
Asurion, LLC, New B-4 Term Loan, 2nd Lien
5.354%, VAR LIBOR + 5.250%, 01/20/29	3,755	$3,737
Asurion, LLC, New B-8 Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.250%, 12/23/26	1,390	1,379
Asurion, LLC, New B-9 Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.250%, 07/31/27	1,095	1,087
Total Insurance		7,414
Insurance Services [0.0%]
Siaci Saint Honore, Term Loan, 1st Lien
4.000%, 07/21/28	1,500	1,696
Land Transportation [0.1%]
Daseke, Term Loan B, 1st Lien
4.750%, 03/03/28	1,891	1,886
Savage Enterprises, Cov-Lite Term Loan B, 1st Lien
3.750%, 08/11/28	1,336	1,334
Total Land Transportation		3,220
Leisure Goods/Activities/Movies [0.3%]
Carnival Corporation, 2021 Incremental Term B Advance, 1st Lien
4.000%, VAR LIBOR + 3.250%, 10/06/28	615	609
Herschend Entertainment Company, LLC, Initial Term Loan (2021), 1st Lien
4.250%, VAR LIBOR + 3.750%, 08/27/28	335	334

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 09/29/28		490	$488
Piolin II S.a.r.l., Facility B, 1st Lien
3.750%, VAR Euribor + 3.750%, 09/27/26	EUR	3,000	3,302
Premier Lotteries Cov-Lite Term Loan B
3.000%, 06/26/24(F)	EUR	2,413	2,670
Stiga Facility B
4.250%, 08/30/24	EUR	2,584	2,859
Total Leisure Goods/Activities/Movies			10,262
Lodging & Casinos [0.3%]
Bally's Corporation, Term B Facility Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 08/06/28		635	635
Compass III Limited, Incremental Facility, 1st Lien
4.000%, VAR Euribor + 4.000%, 05/09/25	EUR	2,000	2,259
Enterprise Development Authority, Term B Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 02/28/28(E)		478	477
Flutter Entertainment plc, Euro Term Loan, 1st Lien
2.500%, VAR Euribor + 2.500%, 07/10/25	EUR	1,193	1,342
Flutter Entertainment plc, USD Term Loan, 1st Lien
2.474%, VAR LIBOR + 2.250%, 07/21/26		1,075	1,070
Hilton Grand Vacations Borrower LLC, Initial Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 05/19/28		620	620

Description	Face Amount (000)(1)		Value (000)
IGT Holding IV AB, Facility B1(A), 1st Lien
3.500%, VAR Euribor + 3.500%, 03/23/28		1,641	$1,840
Jack Ohio Finance LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 09/29/28		485	484
Playtika Holding Corp., Term B-1 Loan, 1st Lien
2.854%, VAR LIBOR + 2.750%, 03/13/28		1,144	1,138
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
2.854%, VAR LIBOR + 2.750%, 08/14/24		818	814
Travelport Finance (Luxembourg) S.a r.l., 2021 Consented Term Loan, 1st Lien
5.224%, VAR LIBOR + 5.000%, 05/29/26		507	—
Total Lodging & Casinos			10,679
Manufacturing [0.4%]
Alpha Bidco, Term Loan, 1st Lien
3.750%, 07/30/25		3,000	3,369
American Traffice, Term Loan B, 1st Lien
3.417%, 03/24/28		950	947
Apex Group, Term Loan, 1st Lien
4.000%, 07/23/28		1,000	1,131
0.000%, 07/27/28(G)		500	565
Delachaux, Term Loan, 1st Lien
3.750%, 04/16/26		2,955	3,337
Labeyrie, Term Loan, 1st Lien
4.250%, 12/31/49		1,000	1,123
Lumileds (Bright Bidco) Term Loan B (2018)
4.500%, VAR LIBOR + 3.500%, 06/30/24		962	740

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Ozark Holdings LLC, 2020 Refinancing Term Loan, 1st Lien
4.250%, VAR LIBOR + 4.000%, 12/10/27		713	$712
Schur Flexibles, Term Loan, 1st Lien
4.250%, 09/15/28		1,000	1,134
Tenneco Inc, Term Loan B
3.090%, VAR LIBOR + 3.000%, 10/01/25		1,872	1,841
Total Manufacturing			14,899
Materials [0.1%]
Ineos Group Holdings Ltd, Term Loan, 1st Lien
3.250%, 10/23/27		993	1,122
Kersia, Term Loan, 1st Lien
4.000%, 11/25/27		1,000	1,135
Multi-Color Coporation, Term Loan, 1st Lien
0.000%, 10/20/28(G)		1,000	1,130
New Arclin/ARC Falcon, Cov-Lite Delayed Term Loan, 1st Lien
0.000%, 09/30/28(G)		255	254
Total Materials			3,641
Media [0.1%]
Allen Media, LLC, Initial Term Loan, 1st Lien
5.724%, 02/10/27		1,161	1,159
Hubbard Radio, LLC, Term Loan, 1st Lien
5.250%, 03/28/25		421	422
Springer Nature Deutschland, Term Loan, 1st Lien
3.250%, 08/14/26		3,189	3,589
WideOpenWest, Cov-Lite Term Loan B, 1st Lien
3.500%, 12/08/28		545	544
Total Media			5,714

Description	Face Amount (000)(1)		Value (000)
Metals/Minerals [0.1%]
AMG Advanced Metallurgical Group Term Loan B
4.000%, VAR LIBOR + 3.000%, 01/30/25		495	$490
Atkore International, Inc., Term Loan B, 1st Lien
2.500%, 05/18/28		665	664
Consol Energy Inc. Term Loan B
4.600%, 10/31/22(F)		1,332	1,291
Oxbow Carbon LLC, Tranche B Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 10/13/25		1,188	1,187
Total Metals/Minerals			3,632
Mining [0.1%]
Samarco Mineracao, 1st Lien
5.192%, 11/01/22		5,000	2,875
Mining, Steel, Iron and Nonprecious Metals [0.0%]
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, 12/31/49	EUR	407	—
Nonferrous Metals/Minerals [0.1%]
Infinity Bidco 1 Limited, Facility B (EUR), 1st Lien
3.500%, VAR Euribor + 3.500%, 07/06/28		2,000	2,252
Oil & Gas [0.1%]
BCP Raptor, LLC, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.250%, 06/24/24		969	966

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
BlackBrush Oil & Gas, L.P., Closing Date Commitment (Term Loan), 1st Lien
8.000%, VAR LIBOR + 5.000%, 09/03/25		433	$433
ChampionX Holding Inc., Term Loan, 1st Lien
6.000%, VAR LIBOR + 5.000%, 06/03/27		1,472	1,490
Medallion Midland Acquisition, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 10/18/28		500	497
Total Oil & Gas			3,386
Other [0.1%]
AL AS Adventure, Term Loan, 1st Lien
5.000%, 04/01/22		2,228	2,296
Erpe Bidco Limited, Term Loan, 1st Lien
4.000%, 10/04/24		1,000	994
Tackle Sarl, Term Loan, 1st Lien
3.500%, 05/05/28		1,500	1,675
Total Other			4,965
Pharmaceuticals [0.0%]
Antigua Bidco Ltd, Term Loan, 1st Lien
4.000%, 08/07/26		917	1,036
Publishing [0.2%]
AppLovin Corporation, Amendment No. 6 New Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 10/21/28		480	479
AppLovin Corporation, Initial Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.250%, 08/15/25		502	501

Description	Face Amount (000)(1)		Value (000)
Axel Springer Se Lien1
5.000%, 10/30/26	EUR	1,500	$1,698
Constant Contact, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 02/10/28		1,133	1,131
Digital Media Solutions, LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 05/19/26		584	578
LABL, Inc., Initial Dollar Term Loan, 1st Lien
5.500%, VAR LIBOR + 5.000%, 10/20/28		590	588
Magnite, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 04/28/28		773	767
McGraw-Hill Education, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.750%, 07/28/28		1,065	1,059
Oceankey (U.S.) II Corp., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 12/08/28		390	388
Trader Interactive, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 07/28/28		500	497
Total Publishing			7,686
Real Estate [0.1%]
BME Group Holding BV, Term Loan, 1st Lien
3.750%, 10/30/26		1,500	1,693
Foncia, Term Loan, 1st Lien
3.500%, 03/17/28		2,000	2,245
Total Real Estate			3,938

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Refining [0.1%]
Karpower, Term Loan
8.726%, 11/16/23		2,229	$2,229
Retail [0.1%]
Academy, LTD., Initial Term Loan (2021), 1st Lien
4.500%, VAR LIBOR + 3.750%, 11/05/27		836	837
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 08/21/22		248	1
Belk,Inc., First-Out Loan, 1st Lien
8.500%, VAR LIBOR + 7.500%, 07/31/25		1,635	1,626
Belk,Inc., Second-Out Loan, 1st Lien
5.000%, VAR FIXED 0.000%, 07/31/25		613	446
DEI Sales, Inc., Initial Term Loan, 1st Lien
5.604%, VAR LIBOR + 5.500%, 04/28/28(E)		894	892
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.250%, VAR LIBOR + 4.250%, 06/23/23(E)		794	1
Total Retail			3,803
Retail Stores [0.1%]
THG Operations Holdings Limited, Facility B, 1st Lien
4.500%, VAR Euribor + 4.500%, 12/10/26	EUR	2,000	2,262

Description	Face Amount (000)(1)		Value (000)
Toys 'R' Us Property Company I, LLC, Term Loan
0.000%, 03/20/22(G)		9	$209
Total Retail Stores			2,471
Retailers (except food & drug) [0.4%]
American Residential Services L.L.C., Closing Date Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 10/15/27		655	654
Ascend Learning, LLC, Initial Term Loan (2021), 1st Lien
4.000%, VAR LIBOR + 3.500%, 11/17/28		730	728
Ascend Learning, LLC, Initial Term Loan, 2nd Lien
6.250%, VAR LIBOR + 5.750%, 11/16/29		390	391
CD&R Firefly Bidco Limited, Facility B1, 1st Lien
4.906%, VAR SONIA + 4.750%, 05/10/25	GBP	2,000	2,679
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 03/05/28		914	914
Jo-Ann Stores, LLC, Term B-1 Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 06/30/28		803	793
LBM Acquisition, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 12/17/27		1,200	1,188

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
3.102%, VAR LIBOR + 3.000%, 05/14/26		310	$308
New Trojan Parent, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 01/06/28		603	601
Obol France 3 SAS, Amended Facility B, 1st Lien
3.500%, VAR Euribor + 3.500%, 04/11/23	EUR	1,468	1,635
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
3.500%, VAR LIBOR + 2.750%, 09/23/26		1,857	1,854
Rent-A-Center, Inc., Initial Term Loan (2021), 1st Lien
3.750%, VAR LIBOR + 3.250%, 02/17/28		945	942
Rising Tide Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 05/26/28		429	427
Rising Tide Holdings, Inc., Initial Term Loan, 2nd Lien
9.000%, VAR LIBOR + 8.250%, 06/01/29[1]		345	339
Shutterfly, LLC, 2021 Refinancing Term B Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 09/25/26		665	657

Description	Face Amount (000)(1)		Value (000)
Zurn LLC (Zurn Holdings, Inc.), Term B Loan, 1st Lien
2.750%, VAR LIBOR + 2.250%, 09/15/28		495	$495
Total Retailers (except food & drug)			14,605
Retailers (other than food/drug) [0.1%]
Cd&R Firefly Bidco Ltd Lien1
3.750%, 06/23/25	EUR	500	565
Euro Garage Limited (EG Group) (GBP) Term Loan B
4.832%, VAR LIBOR + 4.750%, 02/07/25	GBP	1,935	2,590
Peer Holding Iii B.V
3.250%, 11/27/26	EUR	2,000	2,258
Total Retailers (other than food/drug)			5,413
Service [0.5%]
Adtalem Global, Term Loan B, 1st Lien
5.250%, 08/12/28		2,215	2,218
AlixPartners, Term Loan B, 1st Lien
3.250%, 02/04/28		2	—
American Public Education, Term Loan B, 1st Lien
6.250%, 03/29/27		590	583
Belfor Holdings Inc., Initial Term Loan, 1st Lien
3.840%, 02/13/26		1,263	1,263
Camelot U.S. Acquisition 1 Co., Amendment No. 2 Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.000%, 10/30/26		839	838
Conservice, Term Loan B, 1st Lien
4.474%, 05/13/27		941	938

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Consilio, Term Loan B, 1st Lien
4.500%, 04/30/28	853	$847
Convergint, Term Loan, 1st Lien
4.500%, 03/18/28	594	593
Evertec Group, LLC Term Loan B (2018)
3.590%, VAR LIBOR + 3.500%, 11/20/24	3	—
Gopher Resource, Term Loan B, 1st Lien
4.250%, 03/06/25	792	739
Harsco, Term Loan, 1st Lien
2.750%, 03/05/28	668	665
Maximus, Term Loan B, 1st Lien
2.500%, 05/12/28	529	527
Oravel Stays, Term Loan B, 1st Lien
9.000%, 06/05/26	339	352
Paysafe Holdings, Term Loan B-1, 1st Lien
3.250%, 06/09/28	1,142	1,107
Pitney Bowes, Term Loan B, 1st Lien
4.100%, 03/12/28	453	452
Pivotal Payments, Term Loan, 1st Lien
3.000%, 09/29/25	574	562
Red Ventures, Term Loan B, 1st Lien
4.250%, 11/08/24	615	614
Signal Parent, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 03/25/28	958	929
St. George's University Scholastic Services LLC, Term Loan B, 1st Lien
0.000%, 06/29/28(G)	630	627
St. George's University Scholastic Services LLC, Term Loan, 1st Lien
3.350%, VAR LIBOR + 3.250%, 07/17/25	461	459

Description	Face Amount (000)(1)	Value (000)
United Talent, Term Loan B, 1st Lien
4.750%, 07/07/28	540	$537
Webhelp, Term Loan, 1st Lien
3.750%, 07/28/28	2,000	2,261
Weld North Education, Cov-Lite Term Loan, 1st Lien
4.250%, 12/21/27	557	556
Total Service		17,667
Shipping [0.0%]
Worldwide Express/GlobalTranz, Term Loan, 2nd Lien
7.750%, 07/26/29	350	350
Software & Service [0.1%]
Dedalus, Term Loan, 1st Lien
3.750%, 05/04/27	2,500	2,823
Inovie Group, Term Loan, 1st Lien
3.750%, 03/03/28	1,000	1,128
Total Software & Service		3,951
Surface Transport [0.3%]
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
3.724%, VAR LIBOR + 3.500%, 04/06/26	915	889
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
3.724%, VAR LIBOR + 3.500%, 04/06/26	492	478
Echo Global Logistics, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 11/03/28	520	517

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
ENC Parent Corporation, Delayed Draw Term Loan, 1st Lien
4.250%, VAR UNFND + 4.250%, 08/19/28		63	$63
ENC Parent Corporation, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 08/19/28		712	707
First Student Bidco Inc., Initial Term B Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 07/21/28		939	934
First Student Bidco Inc., Initial Term C Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 07/21/28		346	345
LaserShip, Inc., Initial Loan, 2nd Lien
8.250%, VAR LIBOR + 7.500%, 04/30/29		645	648
LaserShip, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 05/07/28		1,585	1,585
Setanta Aircraft Leasing DAC, Loan, 1st Lien
2.140%, VAR LIBOR + 2.000%, 11/02/28		560	559
Silk Bidco AS, Facility B, 1st Lien
4.000%, VAR Euribor + 4.000%, 02/24/25	EUR	2,500	2,626
White Cap Buyer, LLC, Initial Closing Date Term Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 10/19/27		825	825

Description	Face Amount (000)(1)		Value (000)
WWEX UNI TopCo Holdings, LLC, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 07/26/28		380	$381
Total Surface Transport			10,557
Technology [0.7%]
BMC, Term Loan, 1st Lien
4.000%, 10/02/25		1,000	1,131
Bock Capital Bidco BV, Term Loan, 1st Lien
4.000%, 04/28/28		2,000	2,263
Gfk SE, Term Loan B-1, 1st Lien
3.750%, 04/21/28		1,500	1,699
Helios Software Hold, Term Loan, 1st Lien
3.750%, 03/05/28		1,322	1,496
II-VI, Term Loan B, 1st Lien
0.000%, 12/15/29(G)		855	853
Mermaid Bidco, Term Loan, 1st Lien
3.750%, 12/22/27		1,000	1,129
MKS Instruments Inc, Term Loan, 1st Lien
0.000%, 10/20/28(G)		3,155	3,146
North American Bancard, Term Loan, 1st Lien
3.500%, 11/17/28		565	562
Paysafe Holdings, Term Loan, 1st Lien
3.000%, 06/09/28		2,000	2,177
Philips DA, Term Loan, 1st Lien
3.500%, 06/09/28		1,500	1,686
Ping Identity, Term Loan B, 1st Lien
4.250%, 11/17/28		705	705
Sitel Group, Term Loan, 1st Lien
3.750%, 07/28/28		2,500	2,829
Synaptics, Term Loan, 1st Lien
2.750%, 10/20/28		515	514

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Technicolor, Term Loan B, 1st Lien
6.000%, 06/03/24		621	$749
Technicolor, Term Loan, 1st Lien
6.000%, 06/03/24		538	647
12.235%, 06/03/24		796	847
Trace3, Term Loan, 1st Lien
4.750%, 10/06/28		730	725
UST Holdings Ltd, Term Loan, 1st Lien
4.250%, 11/02/28		800	796
Virtusa, Term Loan, 1st Lien
4.500%, 02/11/28		1,192	1,195
Total Technology			25,149
Telecommunications [0.7%]
Altice France S.A. (Ypso France SAS), EUR TLB-11 Term Loan, 1st Lien
3.000%, VAR Euribor + 3.000%, 06/22/25	EUR	2,388	2,645
Avaya Inc., Tranche B-1 Term Loan, 1st Lien
4.360%, VAR LIBOR + 4.250%, 12/15/27		728	729
Commscope, Inc., Initial Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.250%, 04/06/26		465	459
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 12/11/26		2,039	2,038
Consolidated Communications, Inc., Term B-1 Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 10/02/27		785	784

Description	Face Amount (000)(1)		Value (000)
Coral-US Co-Borrower LLC, Term B-5 Loan, 1st Lien
2.339%, VAR LIBOR + 2.250%, 01/31/28		1,000	$987
Creation Technologies Inc., Initial Term Loan, 1st Lien
6.000%, VAR LIBOR + 5.500%, 09/14/28		650	643
Frontier Communications Holdings, LLC, TLB, 1st Lien
4.500%, VAR LIBOR + 3.750%, 10/08/27		597	596
Greeneden U.S. Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/01/27		1,608	1,613
Greeneden U.S. Holdings I, LLC, Initial Euro Term Loan (2020), 1st Lien
4.250%, VAR Euribor + 4.250%, 10/08/27		993	1,126
Iridium Satellite LLC, Term B-2 Loan, 1st Lien
3.250%, VAR LIBOR + 2.500%, 11/04/26		480	480
Lorca Holdco Limited, Facility B, 1st Lien
4.250%, VAR Euribor + 4.250%, 07/02/27		2,500	2,830
Lumen Technologies Inc., Term B Loan, 1st Lien
2.340%, VAR LIBOR + 2.250%, 03/15/27		1,546	1,527
MetroNet Systems Holdings, LLC, 2021 Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 05/26/28		848	848

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Orbcomm Inc., Closing Date Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 09/01/28		300	$299
Radiate Holdco, LLC, Amendment No. 6 Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 09/25/26		1,500	1,494
VC GB Holdings I Corp, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 07/21/28		335	332
VC GB Holdings I Corp, Initial Term Loan, 2nd Lien
7.250%, VAR LIBOR + 6.750%, 07/23/29		250	247
Voyage Australia Pty Limited, Initial U.S. Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 05/26/28		550	549
Xplornet, Term Loan, 1st Lien
4.500%, 09/30/28		810	808
Zacapa S.A R.L., Initial Term Loan, 1st Lien
4.724%, VAR LIBOR + 4.500%, 07/02/25		1,736	1,735
Ziggo B.V., Term Loan H Facility, 1st Lien
3.000%, VAR Euribor + 3.000%, 01/31/29	EUR	3,000	3,345
Total Telecommunications			26,114
Transportation [0.1%]
Pilot Travel Centers, LLC, Initial Tranche B Term Loan, 1st Lien
2.104%, 08/04/28		1,285	1,276

Description	Face Amount (000)(1)		Value (000)
Superior Industries, Closing Date Term Loan
4.090%, VAR LIBOR + 4.000%, 05/22/24		909	$905
Total Transportation			2,181
Utilities [0.3%]
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 10/02/25		1,703	1,310
Generation Bridge, LLC, Term B Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 08/06/28		544	545
Generation Bridge, LLC, Term C Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 08/06/28		11	11
GGP (Brookfield Residential Property) Term Loan, 1st Lien
3.250%, 08/01/25(F)		2,020	2,003
Granite Generation LLC, Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 11/09/26		2,751	2,708
Invenergy Thermal Operating I LLC, Term Loan, 1st Lien
3.104%, VAR LIBOR + 3.000%, 08/28/25		884	870
Longview Power LLC, Term Loan
11.500%, 04/14/25		435	435
MGroup Term Loan B
4.777%, 07/25/25	GBP	2,700	3,576
PG&E Corporation, Loan, 1st Lien
3.500%, 06/23/25		485	479
Talen Energy Supply Term Loan B (2019)
3.840%, 06/26/26		965	853

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Traverse Midstream Partners LLC, Advance, 1st Lien
4.280%, VAR SOFR + 4.250%, 09/27/24		725	$721
Total Utilities			13,511
Total Loan Participations
(Cost $731,799)			719,979
Mortgage-Backed Securities [11.1%]
522 Funding CLO, Ser 2021-7A, Cl E
6.344%, VAR ICE LIBOR USD 3 Month + 6.220%, 04/23/34(A)		1,700	1,654
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
5.710%, VAR Euribor 3 Month + 5.710%, 04/25/34	EUR	1,000	1,097
Arbour CLO VII DAC, Ser 2020-7X, Cl E
6.400%, VAR Euribor 3 Month + 6.400%, 03/15/33	EUR	3,500	3,941
Ares European CLO VIII DAC, Ser 2019-8X, Cl ER
6.320%, VAR Euribor 3 Month + 6.320%, 04/17/32	EUR	1,500	1,678
Ares European CLO XIII BV, Ser 2020-13X, Cl E
6.350%, VAR Euribor 3 Month + 6.350%, 07/20/32	EUR	3,250	3,670

Description	Face Amount (000)(1)		Value (000)
Armada Euro CLO I DAC, Ser 2021-1X, Cl ER
6.090%, VAR Euribor 3 Month + 6.090%, 10/24/33	EUR	850	$944
Armada Euro CLO II DAC, Ser 2018-2X, Cl E
4.820%, VAR Euribor 3 Month + 4.820%, 11/15/31	EUR	1,500	1,615
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
6.450%, VAR Euribor 3 Month + 6.450%, 11/15/31	EUR	1,000	1,036
Armada Euro CLO V DAC, Ser 2021-5X, Cl D
3.130%, VAR Euribor 3 Month + 3.130%, 07/28/34	EUR	900	1,006
Aurium CLO II DAC, Ser 2021-2X, Cl ERR
6.080%, VAR Euribor 3 Month + 6.080%, 06/22/34	EUR	2,055	2,294
Aurium CLO VII DAC, Ser 2021-7X, Cl E
5.860%, VAR Euribor 3 Month + 5.860%, 05/15/34	EUR	2,125	2,344
BABSN, Ser 2018-IA, Cl ER
5.632%, VAR ICE LIBOR USD 3 Month + 5.500%, 01/20/31(A)		2,000	1,840

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Bain Capital Euro CLO DAC, Ser 2018-1X, Cl E
4.970%, VAR Euribor 3 Month + 4.970%, 04/20/32	EUR	1,690	$1,853
Barings CLO 2019-III, Ser 2021-3A, Cl ER
6.832%, VAR ICE LIBOR USD 3 Month + 6.700%, 04/20/31(A)		1,500	1,488
Barings Euro CLO BV, Ser 2018-1X, Cl E
4.120%, VAR Euribor 3 Month + 4.120%, 04/15/31	EUR	4,275	4,481
Barings Euro CLO BV, Ser 2018-2X, Cl E
5.050%, VAR Euribor 3 Month + 5.050%, 10/15/31	EUR	3,000	3,247
Barings Euro CLO BV, Ser 2018-3X, Cl E
5.790%, VAR Euribor 3 Month + 5.790%, 07/27/31	EUR	2,900	3,176
Barings Euro CLO DAC, Ser 2020-2X, Cl E
6.500%, VAR Euribor 3 Month + 6.500%, 07/24/32	EUR	2,475	2,739
Battalion CLO 18, Ser 2021-18A, Cl ER
6.842%, VAR ICE LIBOR USD 3 Month + 6.710%, 10/15/36(A)		2,000	1,946

Description	Face Amount (000)(1)		Value (000)
Battalion CLO X, Ser 2021-10A, Cl DR2
6.734%, VAR ICE LIBOR USD 3 Month + 6.610%, 01/25/35(A)		2,750	$2,726
Battalion Clo XIV, Ser 2021-14A, Cl DR
3.615%, VAR ICE LIBOR USD 3 Month + 3.440%, 01/20/35(A)		2,000	1,992
Battalion Clo XIV, Ser 2021-14A, Cl ER
7.035%, VAR ICE LIBOR USD 3 Month + 6.860%, 01/20/35(A)		3,500	3,469
Birch Grove CLO, Ser 2021-3A, Cl E
01/19/35(A)(F)(K)		4,000	3,918
Birch Grove CLO 2, Ser 2021-2A, Cl E
7.064%, VAR ICE LIBOR USD 3 Month + 6.950%, 10/19/34(A)		1,750	1,705
Black Diamond CLO, Ser 2017-1A, Cl C
4.074%, VAR ICE LIBOR USD 3 Month + 3.950%, 04/24/29(A)		3,000	2,995
Black Diamond CLO 2021-1, Ser 2021-1A, Cl D
7.682%, VAR ICE LIBOR USD 3 Month + 7.480%, 11/22/34(A)		1,000	949
Black Diamond CLO DAC, Ser 2015-1X, Cl F
6.500%, VAR Euribor 3 Month + 6.500%, 10/03/29	EUR	1,220	1,287

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Black Diamond CLO DAC, Ser 2018-1X, Cl DR
2.650%, VAR Euribor 3 Month + 2.650%, 10/03/29	EUR	2,500	$2,825
Blackrock European CLO DAC, Ser 2018-1X, Cl ER
4.420%, VAR Euribor 3 Month + 4.420%, 03/15/31	EUR	3,000	3,226
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
6.600%, VAR Euribor 3 Month + 6.600%, 03/15/31	EUR	1,750	1,848
Blackrock European Clo III Designated Activity, Ser 2021-3X, Cl ER
6.130%, VAR Euribor 3 Month + 6.130%, 07/19/35	EUR	3,000	3,315
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
8.920%, VAR Euribor 3 Month + 8.920%, 12/15/32	EUR	1,250	1,366
Bluemountain Euro 2021-2 CLO DAC, Ser 2021-2X, Cl D
3.100%, VAR Euribor 3 Month + 3.100%, 10/15/35	EUR	1,150	1,303

Description	Face Amount (000)(1)		Value (000)
Bosphorus CLO IV DAC, Ser 2018-4X, Cl E
4.630%, VAR Euribor 3 Month + 4.630%, 12/15/30	EUR	2,000	$2,152
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
5.800%, VAR Euribor 3 Month + 5.800%, 05/25/34	EUR	2,500	2,721
Cairn CLO VIII BV, Ser 2017-8X, Cl E
5.050%, VAR Euribor 3 Month + 5.050%, 10/30/30	EUR	2,000	2,160
Cairn CLO XI DAC, Ser 2019-11X, Cl E
6.770%, VAR Euribor 3 Month + 6.770%, 07/15/35	EUR	5,850	6,569
Carlyle Euro CLO 2021-3 DAC, Ser 2022-3X, Cl C
3.500%, VAR Euribor 3 Month + 3.500%, 02/15/36	EUR	1,350	1,528
Carlyle Euro CLO 2021-3 DAC, Ser 2022-3X, Cl D
6.460%, VAR Euribor 3 Month + 6.460%, 02/15/36	EUR	2,700	3,026
Carlyle Euro CLO DAC, Ser 2017-3X, Cl D
4.580%, VAR Euribor 3 Month + 4.580%, 01/15/31	EUR	2,000	2,096

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Carlyle Euro CLO DAC, Ser 2021-2X, Cl CR
3.500%, VAR Euribor 3 Month + 3.500%, 08/15/32	EUR	1,300	$1,477
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl C
3.024%, VAR ICE LIBOR USD 3 Month + 2.900%, 07/15/30(A)		1,800	1,719
Carlyle Global Market Strategies Euro CLO, Ser 2020-1X, Cl DR
5.500%, VAR Euribor 3 Month + 5.500%, 01/16/33	EUR	2,000	2,160
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl ER
4.930%, VAR Euribor 3 Month + 4.930%, 07/15/31	EUR	3,300	3,570
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
4.580%, VAR Euribor 3 Month + 4.580%, 01/25/32	EUR	2,400	2,578
Catamaran CLO, Ser 2018-1A, Cl E
6.494%, VAR ICE LIBOR USD 3 Month + 6.370%, 10/25/31(A)		3,500	3,310

Description	Face Amount (000)(1)		Value (000)
CIFC European Funding CLO IV DAC, Ser 2021-4X, Cl D
3.100%, VAR Euribor 3 Month + 3.100%, 08/18/35	EUR	1,300	$1,467
CIFC European Funding CLO V DAC, Ser 2021-5X, Cl D
3.150%, VAR Euribor 3 Month + 3.150%, 11/23/34	EUR	1,430	1,626
CQS US CLO 2021-1, Ser 2021-1A, Cl D1
3.797%, VAR ICE LIBOR USD 3 Month + 3.550%, 01/20/35(A)		1,000	1,000
CQS US CLO 2021-1, Ser 2021-1A, Cl DJ
5.227%, VAR ICE LIBOR USD 3 Month + 4.980%, 01/20/35(A)		300	293
Crestline Denali CLO XIV, Ser 2018-1A, Cl DR
3.474%, VAR ICE LIBOR USD 3 Month + 3.350%, 10/23/31(A)		2,000	1,929
Crestline Denali CLO XVII, Ser 2018-1A, Cl D
3.374%, VAR ICE LIBOR USD 3 Month + 3.250%, 10/15/31(A)		2,250	2,188
CRNPT, Ser 2018-4A, Cl D
2.882%, VAR ICE LIBOR USD 3 Month + 2.750%, 04/20/31(A)		3,000	2,848

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Crown Point CLO 8, Ser 2021-8A, Cl ER
7.262%, VAR ICE LIBOR USD 3 Month + 7.130%, 10/20/34(A)		3,500	$3,373
Crown Point CLO 9, Ser 2021-9A, Cl DR
3.877%, VAR ICE LIBOR USD 3 Month + 3.750%, 07/14/34(A)		2,000	1,997
Crown Point CLO 9, Ser 2021-9A, Cl ER
6.887%, VAR ICE LIBOR USD 3 Month + 6.760%, 07/14/34(A)		2,375	2,276
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl ERRR
5.860%, VAR Euribor 3 Month + 5.860%, 02/22/34	EUR	1,200	1,342
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl FRRR
8.060%, VAR Euribor 3 Month + 8.060%, 02/22/34	EUR	615	659
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
6.700%, VAR Euribor 3 Month + 6.700%, 06/17/32	EUR	1,000	1,118
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
8.780%, VAR Euribor 3 Month + 8.780%, 12/15/34	EUR	1,700	1,849

Description	Face Amount (000)(1)		Value (000)
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
4.750%, VAR Euribor 3 Month + 4.750%, 07/15/32	EUR	911	$984
Dryden 32 Euro CLO 2014 BV, Ser 2018-32X, Cl FR
7.270%, VAR Euribor 3 Month + 7.270%, 08/15/31	EUR	1,250	1,337
Dryden 35 EURO CLO 2014 BV, Ser 2020-35X, Cl ER
6.330%, VAR Euribor 3 Month + 6.330%, 01/17/33	EUR	4,200	4,679
Dryden 48 Euro CLO 2016 BV, Ser 2019-48X, Cl ER
6.670%, VAR Euribor 3 Month + 6.670%, 10/15/32	EUR	2,640	2,981
Dryden 56 Euro CLO 2017 BV, Ser 2017-56X, Cl E
4.720%, VAR Euribor 3 Month + 4.720%, 01/15/32	EUR	3,225	3,520
Dryden 69 Euro CLO 2018 DAC, Ser 2021-69X, Cl ER
6.370%, VAR Euribor 3 Month + 6.370%, 10/18/34	EUR	3,100	3,461

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Dryden 73 Euro CLO 2019 BV, Ser 2019-73X, Cl E
6.820%, VAR Euribor 3 Month + 6.820%, 01/15/34	EUR	2,000	$2,229
Elevation CLO, Ser 2019-1A, Cl D1R2
7.806%, VAR ICE LIBOR USD 3 Month + 7.650%, 08/15/32(A)		2,210	2,181
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
7.980%, VAR Euribor 3 Month + 7.980%, 04/24/34	EUR	500	547
Euro-Galaxy IV CLO BV, Ser 2021-4X, Cl DRR
3.050%, VAR Euribor 3 Month + 3.050%, 07/30/34	EUR	1,120	1,269
Euro-Galaxy IV CLO BV, Ser 2021-4X, Cl ERR
6.070%, VAR Euribor 3 Month + 6.070%, 07/30/34	EUR	2,250	2,462
Euro-Galaxy V CLO BV, Ser 2021-5X, Cl ERR
5.820%, VAR Euribor 3 Month + 5.820%, 02/15/34	EUR	1,350	1,485
Euro-Galaxy VII CLO DAC, Ser 2021-7X, Cl ER
6.200%, VAR Euribor 3 Month + 6.200%, 07/25/35	EUR	3,000	3,270

Description	Face Amount (000)(1)		Value (000)
Fidelity Grand Harbour CLO 2021-1 DAC, Ser 2021-1X, Cl E
6.220%, VAR Euribor 3 Month + 6.220%, 10/15/34	EUR	2,800	$3,083
Generate CLO 5, Ser 2018-5A, Cl E
6.138%, VAR ICE LIBOR USD 3 Month + 6.010%, 10/22/31(A)		2,500	2,427
GoldenTree Loan Management EUR CLO 3 DAC, Ser 2019-3X, Cl E
5.910%, VAR Euribor 3 Month + 5.910%, 01/20/32	EUR	3,550	4,027
Greywolf CLO II, Ser 2021-1A, Cl DRR
7.174%, VAR ICE LIBOR USD 3 Month + 7.050%, 04/15/34(A)		3,000	2,951
Greywolf CLO III, Ser 2020-3RA, Cl DR
7.048%, VAR ICE LIBOR USD 3 Month + 6.920%, 04/15/33(A)		5,000	4,897
Halsey Point CLO I, Ser 2019-1A, Cl E
7.832%, VAR ICE LIBOR USD 3 Month + 7.700%, 01/20/33(A)		2,000	1,996
HalseyPoint CLO 3, Ser 2020-3A, Cl E
8.469%, VAR ICE LIBOR USD 3 Month + 8.340%, 11/30/32(A)		1,500	1,526

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
5.120%, VAR Euribor 3 Month + 5.120%, 02/15/30	EUR	1,000	$1,076
Harvest CLO VIII DAC, Ser 2018-8X, Cl DRR
2.550%, VAR Euribor 3 Month + 2.550%, 01/15/31	EUR	1,800	2,008
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
6.300%, VAR Euribor 3 Month + 6.300%, 11/18/29	EUR	3,250	3,507
Harvest CLO XVI DAC, Ser 2018-16X, Cl ER
5.570%, VAR Euribor 3 Month + 5.570%, 10/15/31	EUR	3,000	3,224
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
6.110%, VAR Euribor 3 Month + 6.110%, 01/15/32	EUR	1,500	1,627
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
8.310%, VAR Euribor 3 Month + 8.310%, 10/20/32	EUR	1,500	1,632
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
3.450%, VAR Euribor 3 Month + 3.450%, 10/15/34	EUR	1,855	2,074

Description	Face Amount (000)(1)		Value (000)
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
3.500%, VAR Euribor 3 Month + 3.500%, 01/17/35	EUR	1,400	$1,583
Henley CLO III DAC, Ser 2021-3X, Cl DR
3.300%, VAR Euribor 3 Month + 3.300%, 12/25/35	EUR	1,450	1,642
Henley CLO III DAC, Ser 2021-3X, Cl ER
6.290%, VAR Euribor 3 Month + 6.290%, 12/25/35	EUR	1,050	1,171
Henley CLO VI DAC, Ser 2021-6X, Cl E
6.110%, VAR Euribor 3 Month + 6.110%, 06/10/34	EUR	1,000	1,124
Holland Park CLO DAC, Ser 2019-1X, Cl DRR
7.030%, VAR Euribor 3 Month + 7.030%, 11/14/32	EUR	2,300	2,575
ICG Euro CLO DAC, Ser 2021-1X, Cl E
6.460%, VAR Euribor 3 Month + 6.460%, 10/15/34	EUR	2,000	2,214
ICG Euro CLO DAC, Ser 2021-1X, Cl F
8.820%, VAR Euribor 3 Month + 8.820%, 10/15/34	EUR	1,000	1,075

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Jamestown CLO XVI, Ser 2021-16A, Cl D
3.775%, VAR ICE LIBOR USD 3 Month + 3.650%, 07/25/34(A)		2,000	$1,997
Jamestown CLO XVI, Ser 2021-16A, Cl E
7.285%, VAR ICE LIBOR USD 3 Month + 7.160%, 07/25/34(A)		1,000	969
Jamestown CLO XVII, Ser 2021-17A, Cl E
0.208%, 01/25/35(A) (F)		4,000	3,887
KKR CLO 14, Ser 2018-14, Cl ER
6.274%, VAR ICE LIBOR USD 3 Month + 6.150%, 07/15/31(A)		2,000	1,936
KKR CLO 26, Ser 2021-26, Cl ER
7.274%, VAR ICE LIBOR USD 3 Month + 7.150%, 10/15/34(A)		3,000	2,904
Laurelin DAC, Ser 2018-1X, Cl ER
5.430%, VAR Euribor 3 Month + 5.430%, 10/20/31	EUR	5,000	5,349
LCM 33, Ser 2021-33A, Cl D
3.312%, VAR ICE LIBOR USD 3 Month + 3.200%, 07/20/34(A)		1,625	1,623
Madison Park Euro Funding VII BV, Ser 2018-7X, Cl ER
4.700%, VAR Euribor 3 Month + 4.700%, 05/25/31	EUR	1,150	1,244

Description	Face Amount (000)(1)		Value (000)
Madison Park Euro Funding VIII DAC, Ser 2019-8X, Cl ER
7.150%, VAR Euribor 3 Month + 7.150%, 04/15/32	EUR	2,500	$2,825
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl D
2.800%, VAR Euribor 3 Month + 2.800%, 02/15/31	EUR	3,000	3,384
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl E
4.860%, VAR Euribor 3 Month + 4.860%, 02/15/31	EUR	3,650	3,944
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl E
5.200%, VAR Euribor 3 Month + 5.200%, 10/15/31	EUR	3,000	3,320
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
5.200%, VAR Euribor 3 Month + 5.200%, 10/15/31	EUR	151	167
Madison Park Funding XI, Ser 2017-11A, Cl ER
6.574%, VAR ICE LIBOR USD 3 Month + 6.450%, 07/23/29(A)		3,500	3,466

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Madison Park Funding XXXII, Ser 2021-32A, Cl ER
6.328%, VAR ICE LIBOR USD 3 Month + 6.200%, 01/22/31(A)		3,000	$2,960
Man GLG Euro CLO I DAC, Ser 2018-1X, Cl ERR
4.850%, VAR Euribor 3 Month + 4.850%, 10/15/30	EUR	1,500	1,596
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
8.750%, VAR Euribor 3 Month + 8.750%, 01/15/30	EUR	2,000	2,085
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl E
5.860%, VAR Euribor 3 Month + 5.860%, 12/15/31	EUR	900	979
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
5.390%, VAR Euribor 3 Month + 5.390%, 10/15/32	EUR	1,300	1,433
Marble Point CLO XII, Ser 2018-1A, Cl D
3.122%, VAR ICE LIBOR USD 3 Month + 3.000%, 07/16/31(A)		5,000	4,701
MidOcean Credit CLO III, Ser 2018-3A, Cl DR
3.390%, VAR ICE LIBOR USD 3 Month + 3.260%, 04/21/31(A)		1,500	1,406

Description	Face Amount (000)(1)		Value (000)
Midocean Credit CLO IX, Ser 2018-9A, Cl E
6.182%, VAR ICE LIBOR USD 3 Month + 6.050%, 07/20/31(A)		1,000	$948
MidOcean Credit CLO X, Ser 2021-10A, Cl ER
7.284%, VAR ICE LIBOR USD 3 Month + 7.160%, 10/23/34(A)		3,000	2,860
Mountain View CLO, Ser 2018-9A, Cl CR
3.244%, VAR ICE LIBOR USD 3 Month + 3.120%, 07/15/31(A)		2,500	2,411
Northwoods Capital 20, Ser 2021-20A, Cl ER
7.974%, VAR ICE LIBOR USD 3 Month + 7.850%, 01/25/32(A)		2,438	2,386
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl DR
3.250%, VAR Euribor 3 Month + 3.250%, 07/22/34	EUR	1,375	1,536
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl ER
6.060%, VAR Euribor 3 Month + 6.060%, 07/22/34	EUR	2,300	2,547
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl FR
8.630%, VAR Euribor 3 Month + 8.630%, 07/22/34	EUR	3,230	3,472

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Northwoods Capital 22, Ser 2020-22A, Cl E
8.991%, VAR ICE LIBOR USD 3 Month + 8.820%, 09/01/31(A)		5,000	$5,023
Northwoods Capital 25, Ser 2021-25A, Cl D
3.874%, VAR ICE LIBOR USD 3 Month + 3.750%, 07/20/34(A)		2,000	1,997
Northwoods Capital 25, Ser 2021-25A, Cl E
7.264%, VAR ICE LIBOR USD 3 Month + 7.140%, 07/20/34(A)		2,000	1,902
Northwoods Capital 27, Ser 2021-27A, Cl E
7.162%, VAR ICE LIBOR USD 3 Month + 7.040%, 10/17/34(A)		1,150	1,113
Northwoods Capital XV, Ser 2021-15A, Cl ER
7.854%, VAR ICE LIBOR USD 3 Month + 7.640%, 06/20/34(A)		2,000	1,909
Oak Hill European Credit Partners IV Designated Activity, Ser 2018-4X, Cl DR
2.500%, VAR Euribor 3 Month + 2.500%, 01/20/32	EUR	3,000	3,326
OAK Hill European Credit Partners V Designated Activity, Ser 2021-5X, Cl DR
3.600%, VAR Euribor 3 Month + 3.600%, 01/21/35	EUR	1,350	1,528

Description	Face Amount (000)(1)		Value (000)
OAK Hill European Credit Partners VIII DAC, Ser 2021-8X, Cl D
3.500%, VAR Euribor 3 Month + 3.500%, 04/18/35	EUR	960	$1,078
OAK Hill European Credit Partners VIII DAC, Ser 2021-8X, Cl E
5.670%, VAR Euribor 3 Month + 5.670%, 04/18/35	EUR	4,455	4,866
Ocean Trails CLO 8, Ser 2021-8A, Cl DR
3.874%, VAR ICE LIBOR USD 3 Month + 3.750%, 07/15/34(A)		2,000	1,997
Ocean Trails CLO 8, Ser 2021-8A, Cl ER
7.574%, VAR ICE LIBOR USD 3 Month + 7.450%, 07/15/34(A)		1,000	973
Ocean Trails CLO VII, Ser 2019-7A, Cl E
7.002%, VAR ICE LIBOR USD 3 Month + 6.880%, 04/17/30(A)		3,000	2,920
OZLM IX, Ser 2018-9A, Cl CRR
3.382%, VAR ICE LIBOR USD 3 Month + 3.250%, 10/20/31(A)		1,500	1,498
OZLM IX, Ser 2018-9A, Cl DRR
6.252%, VAR ICE LIBOR USD 3 Month + 6.120%, 10/20/31(A)		2,000	1,890

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
OZLM VI, Ser 2018-6A, Cl DS
6.172%, VAR ICE LIBOR USD 3 Month + 6.050%, 04/17/31(A)		3,550	$3,328
OZLM XI, Ser 2017-11A, Cl DR
7.132%, VAR ICE LIBOR USD 3 Month + 7.000%, 10/30/30(A)		3,000	2,913
OZLM XXII, Ser 2018-22A, Cl D
5.422%, VAR ICE LIBOR USD 3 Month + 5.300%, 01/17/31(A)		1,800	1,606
OZLM XXIV, Ser 2019-24A, Cl D
7.182%, VAR ICE LIBOR USD 3 Month + 7.050%, 07/20/32(A)		4,000	3,929
Parallel, Ser 2018-1A, Cl C
2.932%, VAR ICE LIBOR USD 3 Month + 2.800%, 04/20/31(A)		2,000	1,849
Parallel, Ser 2018-1A, Cl D
5.382%, VAR ICE LIBOR USD 3 Month + 5.250%, 04/20/31(A)		1,250	1,071
Pikes Peak CLO 5, Ser 2020-5A, Cl E
6.832%, VAR ICE LIBOR USD 3 Month + 6.700%, 04/20/33(A)		2,500	2,475

Description	Face Amount (000)(1)		Value (000)
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
6.400%, VAR Euribor 3 Month + 6.400%, 04/20/32	EUR	1,000	$1,082
Regatta XIV Funding, Ser 2018-3A, Cl E
6.074%, VAR ICE LIBOR USD 3 Month + 5.950%, 10/25/31(A)		3,600	3,422
Regatta XV Funding, Ser 2018-4A, Cl D
6.624%, VAR ICE LIBOR USD 3 Month + 6.500%, 10/25/31(A)		1,750	1,706
Rockford Tower Europe CLO 2021-2 DAC, Ser 2021-2X, Cl D
0.000%, 01/24/35(F)	EUR	1,200	1,356
Rockford Tower Europe CLO 2021-2 DAC, Ser 2021-2X, Cl E
0.153%, 01/24/35(F)	EUR	1,000	1,121
Rockford Tower Europe CLO DAC, Ser 2019-1X, Cl E
6.030%, VAR Euribor 3 Month + 6.030%, 01/20/33	EUR	2,000	2,258
Sculptor European Clo II DAC, Ser 2021-2X, Cl DR
3.600%, VAR Euribor 3 Month + 3.600%, 04/15/34	EUR	1,000	1,133

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Sculptor European Clo II DAC, Ser 2021-2X, Cl ER
5.890%, VAR Euribor 3 Month + 5.890%, 04/15/34	EUR	1,100	$1,222
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
3.400%, VAR Euribor 3 Month + 3.400%, 10/15/34	EUR	1,350	1,511
Sculptor European CLO VII DAC, Ser 2020-7X, Cl D
4.500%, VAR Euribor 3 Month + 4.500%, 01/15/34	EUR	1,025	1,151
Sculptor European CLO VII DAC, Ser 2020-7X, Cl F
8.380%, VAR Euribor 3 Month + 8.380%, 01/15/34	EUR	255	282
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
6.170%, VAR Euribor 3 Month + 6.170%, 07/17/34	EUR	2,500	2,760
Sound Point CLO V-R, Ser 2018-1RA, Cl D
3.222%, VAR ICE LIBOR USD 3 Month + 3.100%, 07/18/31(A)		1,000	954
Sound Point CLO XXIII, Ser 2021-2A, Cl ER
6.594%, VAR ICE LIBOR USD 3 Month + 6.470%, 07/15/34(A)		3,500	3,389

Description	Face Amount (000)(1)		Value (000)
St. Paul's CLO III-R DAC, Ser 2018-3RX, Cl ER
4.430%, VAR Euribor 3 Month + 4.430%, 01/15/32	EUR	5,650	$6,192
St. Paul's CLO V, Ser 2017-5X, Cl ER
5.150%, VAR Euribor 3 Month + 5.150%, 02/20/30	EUR	1,500	1,681
St. Paul's CLO VII DAC, Ser 2021-7X, Cl ERR
6.120%, VAR Euribor 3 Month + 6.120%, 07/18/34	EUR	4,000	4,364
St. Paul's CLO VIII DAC, Ser 2017-8X, Cl E
4.600%, VAR Euribor 3 Month + 4.600%, 01/17/30	EUR	2,800	3,035
St. Paul's CLO X DAC, Ser 2021-10X, Cl ER
6.360%, VAR Euribor 3 Month + 6.360%, 04/22/35	EUR	2,000	2,210
Toro European CLO 2 DAC, Ser 2021-2X, Cl DRR
3.550%, VAR Euribor 3 Month + 3.550%, 07/25/34	EUR	2,000	2,238
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
6.470%, VAR Euribor 3 Month + 6.470%, 07/25/34	EUR	2,000	2,184

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
6.300%, VAR Euribor 3 Month + 6.300%, 07/15/34	EUR	2,000	$2,212
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
6.490%, VAR Euribor 3 Month + 6.490%, 01/12/32	EUR	1,207	1,342
Toro European CLO 6 DAC, Ser 2021-6X, Cl DR
3.500%, VAR Euribor 3 Month + 3.500%, 01/12/32	EUR	1,030	1,153
Trimaran Cavu, Ser 2019-1A, Cl E
7.172%, VAR ICE LIBOR USD 3 Month + 7.040%, 07/20/32(A)		1,800	1,775
Trimaran Cavu, Ser 2019-2A, Cl D
7.072%, VAR ICE LIBOR USD 3 Month + 6.950%, 11/26/32(A)		1,750	1,687
Trimaran Cavu, Ser 2021-1A, Cl E
6.624%, VAR ICE LIBOR USD 3 Month + 6.500%, 04/23/32(A)		4,000	3,968
Trimaran Cavu 2021-2, Ser 2021-2A, Cl E
%, 10/25/34(A) (F)		2,000	1,949

Description	Face Amount (000)(1)		Value (000)
Trimaran Cavu 2021-3, Ser 2021-3A, Cl E
7.467%, VAR ICE LIBOR USD 3 Month + 7.370%, 01/18/35(A)		2,000	$1,970
Trinitas CLO XVIII, Ser 2021-18A, Cl E
7.297%, VAR ICE LIBOR USD 3 Month + 7.050%, 01/20/35(A)		4,000	3,945
Vesey Park CLO DAC, Ser 2020-1X, Cl D
7.160%, VAR Euribor 3 Month + 7.160%, 11/16/32	EUR	2,000	2,240
VIBR, Ser 2018-8A, Cl D
5.882%, VAR ICE LIBOR USD 3 Month + 5.750%, 01/20/31(A)		2,000	1,802
Vibrant CLO XIII, Ser 2021-13A, Cl D
7.184%, VAR ICE LIBOR USD 3 Month + 7.060%, 07/15/34(A)		4,000	3,830
Voya CLO, Ser 2018-3A, Cl DR
6.022%, VAR ICE LIBOR USD 3 Month + 5.900%, 10/18/31(A)		2,500	2,408
Voya CLO, Ser 2021-1A, Cl D
3.261%, VAR ICE LIBOR USD 3 Month + 3.150%, 07/15/34(A)		1,150	1,148
Voya Euro CLO II DAC, Ser 2021-2X, Cl DR
3.200%, VAR Euribor 3 Month + 3.200%, 07/15/35	EUR	1,350	1,532

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Voya Euro CLO V DAC, Ser 2021-5X, Cl D
3.100%, VAR Euribor 3 Month + 3.100%, 04/15/35	EUR	1,100	$1,232
Wellfleet CLO, Ser 2021-2A, Cl D
3.724%, VAR ICE LIBOR USD 3 Month + 3.600%, 07/15/34(A)		2,000	1,997
Wellfleet CLO, Ser 2021-2A, Cl E
7.084%, VAR ICE LIBOR USD 3 Month + 6.960%, 07/15/34(A)		1,000	987
Wellfleet CLO 2021-3, Ser 2021-3A, Cl E
7.210%, VAR ICE LIBOR USD 3 Month + 7.100%, 01/15/35(A)		1,500	1,479
Wind River 2016-1K CLO, Ser 2021-1KRA, Cl ER2
7.474%, VAR ICE LIBOR USD 3 Month + 7.350%, 10/15/34(A)		2,000	1,963
Wind River 2016-1K CLO, Ser 2021-1KRA, Cl FR2
8.024%, VAR ICE LIBOR USD 3 Month + 7.900%, 10/15/34(A)		1,000	906
Zais CLO 5, Ser 2016-2A, Cl B
3.424%, VAR ICE LIBOR USD 3 Month + 3.300%, 10/15/28(A)		4,500	4,449
Total Mortgage-Backed Securities
Cost ($418,563)			420,599

Description	Face Amount (000)(1)		Value (000)
Sovereign Debt [6.7%]
Abu Dhabi Government International Bond
3.875%, 04/16/50		791	$923
3.125%, 09/30/49		597	611
Angolan Government International Bond
9.375%, 05/08/48		1,417	1,391
9.125%, 11/26/49		744	716
8.250%, 05/09/28		318	320
8.000%, 11/26/29		239	237
Argentina Paris Club
2.910%, 05/30/21(B)	CHF	2,244	1,596
Argentine Republic Government International Bond
3.875%, 3.88%, 7/9/2022, 01/09/38(C)		749	285
3.500%, 3.50%, 7/9/2022, 07/09/41(C)		1,723	611
1.500%, 1.50%, 7/9/2022, 07/09/35(C)		12,562	4,025
1.000%, 07/09/29		690	252
0.750%, 0.75%, 7/9/2023, 07/09/30(C)		5,731	2,020
0.500%, 07/09/29	EUR	—	—
Bahrain Government International Bond
7.500%, 09/20/47		253	257
Brazilian Government International Bond
8.250%, 01/20/34		278	364
7.125%, 01/20/37		330	398
6.000%, 04/07/26		274	308
5.625%, 01/07/41		246	252
5.625%, 02/21/47		360	360
5.000%, 01/27/45		550	517
4.625%, 01/13/28		393	411

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Chile Government International Bond
3.500%, 01/25/50	506	$527
3.240%, 02/06/28	203	214
3.100%, 05/07/41	621	609
3.100%, 01/22/61	260	242
Colombia Government International Bond
8.125%, 05/21/24	588	668
7.375%, 09/18/37	437	510
6.125%, 01/18/41	728	751
5.625%, 02/26/44	756	736
4.125%, 05/15/51	501	408
3.875%, 04/25/27	497	502
Cordoba City
2.125%, 09/29/27	8,546	5,267
Costa Rica Government International Bond
6.125%, 02/19/31	249	252
5.625%, 04/30/43	368	317
Croatia Government International Bond
6.000%, 01/26/24	1,058	1,161
Development Bank of Kazakhstan JSC
4.125%, 12/10/22	766	785
Dominican Republic International Bond
7.450%, 04/30/44	504	598
6.875%, 01/29/26	1,084	1,237
6.850%, 01/27/45	889	982
6.500%, 02/15/48	280	298
6.000%, 07/19/28	259	290
5.875%, 01/30/60	2,829	2,726
5.500%, 01/27/25	246	267
5.300%, 01/21/41	604	598
4.875%, 09/23/32	1,698	1,730
Ecuador Government International Bond
5.000%, 5.50%, 7/31/2021, 07/31/30(A) (C)	1,278	1,062

Description	Face Amount (000)(1)	Value (000)
1.500%, 1.50%, 7/31/2021, 07/31/40(A) (C)	2,737	$1,610
1.000%, 2.50%, 7/31/2021, 07/31/35(A) (C)	9,981	6,600
Egypt Government International Bond
8.875%, 05/29/50	1,587	1,446
8.750%, 09/30/51(A)	500	449
8.700%, 03/01/49	959	855
8.500%, 01/31/47	1,118	994
7.903%, 02/21/48	1,304	1,098
7.625%, 05/29/32	493	468
7.600%, 03/01/29	296	294
6.588%, 02/21/28	314	306
5.875%, 02/16/31	458	407
El Salvador Government International Bond
9.500%, 07/15/52	343	210
8.625%, 02/28/29	565	347
8.250%, 04/10/32	216	134
7.625%, 02/01/41	680	382
7.125%, 01/20/50	733	403
Export-Import Bank of India, MTN
2.250%, 01/13/31	372	351
Gabon Government International Bond
6.625%, 02/06/31	545	531
Ghana Government International Bond
10.349%, 04/07/25(D)	11,000	7,670
9.250%, 09/15/22	756	760
8.950%, 03/26/51	777	625
8.875%, 05/07/42	455	370
8.625%, 04/07/34	578	471
8.125%, 01/18/26	3,000	2,767
8.125%, 03/26/32	401	329
7.625%, 05/16/29	447	374

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
6.375%, 02/11/27		5,000	$4,210
Guatemala Government Bond
6.125%, 06/01/50		289	333
4.650%, 10/07/41(A)		200	200
Hungary Government International Bond
5.375%, 03/25/24		580	631
3.125%, 09/21/51(A)		284	280
2.125%, 09/22/31(A)		260	256
Indonesia Government International Bond, MTN
8.500%, 10/12/35		253	404
7.750%, 01/17/38		404	616
6.625%, 02/17/37		365	511
5.950%, 01/08/46		341	472
5.250%, 01/17/42		247	310
5.250%, 01/08/47		289	371
5.125%, 01/15/45		908	1,130
4.750%, 07/18/47		474	575
Iraq International Bond
6.752%, 03/09/23		29,052	29,345
5.800%, 01/15/28		267	256
Ivory Coast Government International Bond
6.875%, 10/17/40	EUR	732	867
5.875%, 10/17/31	EUR	558	651
4.875%, 01/30/32	EUR	499	545
Jamaica Government International Bond
7.875%, 07/28/45		296	411
Kazakhstan Government International Bond, MTN
6.500%, 07/21/45		536	770
Lebanon Government International Bond, MTN
8.250%, 04/12/21(B)		2,657	282

Description	Face Amount (000)(1)		Value (000)
7.250%, 03/23/37(B)		1	$—
7.050%, 11/02/35(B)		157	17
7.000%, 03/23/32(B)		898	97
6.850%, 03/23/27(B)		1,262	136
6.600%, 11/27/26(B)		624	67
6.375%, 10/31/21(B)		1,502	160
6.150%, 06/19/20(B)		1,760	187
6.100%, 10/04/22(B)		3,210	341
6.000%, 01/27/23(B)		448	48
5.800%, 04/14/20(B)		928	99
Mexico Government International Bond
6.050%, 01/11/40		276	344
5.750%, 10/12/10		330	382
5.550%, 01/21/45		181	217
4.750%, 03/08/44		198	216
3.771%, 05/24/61		1,581	1,460
3.750%, 04/19/71		1,054	950
Mongolia Government International Bond
5.625%, 05/01/23		216	223
4.450%, 07/07/31		200	189
Morocco Government International Bond
5.500%, 12/11/42		265	294
4.250%, 12/11/22		538	551
Nigeria Government International Bond, MTN
8.250%, 09/28/51(A)		464	436
7.696%, 02/23/38		445	413
7.625%, 11/28/47		523	470
7.375%, 09/28/33(A)		660	631

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
6.500%, 11/28/27	305	$305
Oman Government International Bond
7.000%, 01/25/51	296	311
6.750%, 10/28/27	231	259
6.750%, 01/17/48	723	737
6.500%, 03/08/47	1,409	1,402
6.250%, 01/25/31	205	225
6.000%, 08/01/29	462	498
4.750%, 06/15/26	296	305
Pakistan Government International Bond
8.875%, 04/08/51	515	513
8.250%, 04/15/24	1,050	1,121
8.250%, 09/30/25	378	410
7.375%, 04/08/31	964	960
6.875%, 12/05/27	566	572
Pakistan Water & Power Development Authority
7.500%, 06/04/31	336	327
Panama Government International Bond
9.375%, 04/01/29	285	409
8.875%, 09/30/27	231	312
7.125%, 01/29/26	110	132
6.700%, 01/26/36	516	692
4.500%, 05/15/47	344	380
4.300%, 04/29/53	550	593
4.000%, 09/22/24	265	282
Paraguay Government International Bond
5.400%, 03/30/50	210	241
4.700%, 03/27/27	291	323
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/26	420	472
Peruvian Government International Bond
8.750%, 11/21/33	987	1,541
7.350%, 07/21/25	609	727
5.625%, 11/18/50	467	658

Description	Face Amount (000)(1)	Value (000)
3.230%, 07/28/21	355	$306
2.780%, 12/01/60	703	619
Philippine Government International Bond
10.625%, 03/16/25	298	389
9.500%, 02/02/30	595	924
7.750%, 01/14/31	276	402
6.375%, 10/23/34	435	605
3.950%, 01/20/40	353	395
2.950%, 05/05/45	290	287
Province of Salta
9.500%, 03/16/22	5	5
Province of Santa Fe
7.000%, 03/23/23	8,975	8,358
Provincia de Buenos Aires, MTN
5.250%, 5.25%, 9/1/2022, 09/01/37(C)	57,082	24,260
4.500%, 4.50%, 9/1/2022, 09/01/37(C)	2,679	965
Provincia de Cordoba
5.000%, 12/10/25	27,476	20,642
Provincia de Entre Rios
5.000%, 08/08/28	14,700	10,143
Qatar Government International Bond
4.817%, 03/14/49	1,127	1,481
4.400%, 04/16/50	288	358
3.250%, 06/02/26	752	802
Republic of Belarus International Bond
6.200%, 02/28/30	242	193
Republic of South Africa Government International Bond
5.875%, 05/30/22	267	273
5.875%, 06/22/30	259	289
5.750%, 09/30/49	541	522
5.650%, 09/27/47	660	634
5.000%, 10/12/46	342	311

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
4.300%, 10/12/28		925	$941
Romanian Government International Bond, MTN
6.750%, 02/07/22		342	344
6.125%, 01/22/44		118	155
4.375%, 08/22/23		720	758
4.000%, 02/14/51		1,120	1,124
3.624%, 05/26/30	EUR	310	381
3.375%, 01/28/50	EUR	1,052	1,125
3.000%, 02/14/31		182	185
Russian Foreign Bond - Eurobond
5.250%, 06/23/47		1,000	1,269
4.375%, 03/21/29		600	662
4.250%, 06/23/27		400	433
Saudi Government International Bond, MTN
5.250%, 01/16/50		825	1,088
5.000%, 04/17/49		910	1,157
4.625%, 10/04/47		323	387
4.500%, 04/22/60		462	570
3.750%, 01/21/55		503	541
3.450%, 02/02/61		327	331
Sri Lanka Government International Bond
7.850%, 03/14/29		760	389
7.550%, 03/28/30		424	213
5.750%, 01/18/22		14,562	13,134
Third Pakistan International Sukuk
5.625%, 12/05/22		404	412
Turkey Government International Bond
6.875%, 03/17/36		212	200
6.500%, 09/20/33		491	447
6.125%, 10/24/28		305	285
6.000%, 03/25/27		247	233
6.000%, 01/14/41		301	251
5.875%, 06/26/31		746	664
5.750%, 03/22/24		366	359

Description	Face Amount (000)(1)		Value (000)
5.750%, 05/11/47		1,043	$845
5.600%, 11/14/24		255	246
4.875%, 04/16/43		788	606
3.250%, 03/23/23		323	315
Ukraine Government International Bond
9.750%, 11/01/28		295	299
8.994%, 02/01/24		510	511
7.750%, 09/01/22		1,500	1,484
7.750%, 09/01/23		730	716
7.750%, 09/01/24		325	316
7.750%, 09/01/25		659	635
7.750%, 09/01/26		625	598
7.375%, 09/25/32		2,143	1,918
7.253%, 03/15/33		961	852
6.876%, 05/21/29		561	498
Uruguay Government International Bond
7.875%cash/0% PIK, 01/15/33		494	732
7.625%, 03/21/36		527	798
5.100%, 06/18/50		541	717
4.975%, 04/20/55		908	1,194
4.125%, 11/20/45		171	204
Vertical US Newco
5.250%, 07/15/27(A)		2,025	2,129
Vietnam Government International Bond
4.800%, 11/19/24		578	627
Zambia Government International Bond
8.970%, 07/30/27(B)		635	494
Total Sovereign Debt
Cost ($274,798)			252,838
Limited Partnership [2.3%]
Cartesian LP*		10,000	12,748
Golub Capital BDC 3 (L)		39,000	39,000
Oberland Capital Healthcare Solutions LP (L)		1,949	1,678

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Oberland Capital Healthcare Solutions Co-Invest Offshore LP (L)	$3,318	3,253
Primary Wave Music IP Fund LP (L)	8,492	8,126
Primary Wave Music IP Fund LP (L)	8,550	8,550
Primary Wave Music IP Fund LP (L)	13,153	13,153
Limited Partnership
(Cost $84,462)		86,508
Life Settlement Contracts [2.3%](E)(H)(I)
American General Life #508L, Acquired 05/30/2014	2,595	2,071
American General Life #542L, Acquired 07/30/2015	83	355
American General Life #906L, Acquired 07/30/2015	479	3,066
AXA Equitable Life #0474, Acquired 11/04/2013	7,290	6,871
AXA Equitable Life #1616, Acquired 05/30/2014	3,254	3,113
AXA Equitable Life #1898, Acquired 11/04/2013	441	1,088
AXA Equitable Life #7233, Acquired 11/04/2013	395	1,899
AXA Equitable Life #7578, Acquired 11/04/2013	2,104	4,226
AXA Equitable Life #7857, Acquired 11/04/2013	2,297	1,048
AXA Equitable Life #8538, Acquired 11/04/2013	1,333	1,951
Guardian Insurance #0346, Acquired 11/04/2013	646	1,851
Hartford Life #4700, Acquired 11/24/2015	81	124
ING Reliastar #1234, Acquired 12/05/2013	1,067	4,679
ING Reliastar #3394, Acquired 05/30/2014	3,687	6,115
ING Reliastar #4842, Acquired 11/20/2013	921	2,556

Description	Face Amount (000)(1)	Value (000)
ING Reliastar #776H, Acquired 05/30/2014	1,518	1,206
John Hancock #0430, Acquired 05/30/2014	2,418	3,689
John Hancock #1929, Acquired 05/30/2014	3,812	3,005
John Hancock #5072, Acquired 05/30/2014	1,409	3,962
John Hancock #5080, Acquired 11/19/2013	313	3,961
John Hancock #5885, Acquired 05/30/2014	894	1,702
John Hancock #6686, Acquired 05/30/2014	3,035	2,328
Lincoln National #4754, Acquired 09/17/2015	610	4,058
Lincoln National #5658, Acquired 09/17/2015	329	1,538
Lincoln National #7099, Acquired 09/17/2015	1,254	2,859
Lincoln National #8558, Acquired 09/17/2015	1,659	2,110
Mass Mutual #5167, Acquired 05/30/2014	63	1,749
Mass Mutual #5681, Acquired 11/05/2013	288	2,646
Met Life #8MLU, Acquired 05/20/2014	1,413	758
Penn Life #8183, Acquired 10/18/2016	46	121
Penn Mutual #3106, Acquired 05/30/2014	1,294	1,144
Phoenix Life #5715, Acquired 10/18/2016	570	2,142
Phoenix Life #6157, Acquired 10/18/2016	569	2,123
Phoenix Life #8499, Acquired 05/30/2014	756	1,581
Phoenix Life #8509, Acquired 05/30/2014	761	1,581
Principal Financial #6653, Acquired 10/30/2013	306	–
Security Mutual Life #5380, Acquired 10/28/2013	410	–
Transamerica #1708, Acquired 10/28/2013	957	777

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Transamerica #8205, Acquired 10/28/2013		714	560
Total Life Settlement Contracts
(Cost $52,071)			$86,613
Closed-End Funds [0.3%]
Cliffwater Corporate Lending Fund, Cl I		942,507	9,991
Stone Ridge Reinsurance Risk Premium Interval Fund		2,356	89
Total Closed-End Funds
(Cost $10,099)			10,080
Convertible Bonds [0.2%]
Cable Satellite [0.0%]
DISH Network CV to 15.343
3.375%, 08/15/26		1,030	975
Coal Mining [0.0%]
New World Resources CV to 1.000
4.000%cash/0% PIK, 10/07/20(B)	EUR	380	11
Internet Content-Entmnt [0.0%]
Twitter CV to 7.691
2.012%, 03/15/26(A) (D)		683	612
Telephones & Telecommunications [0.1%]
Digicel Group 0.5 CV to 1.000
7.000%, 10/01/70		1,838	1,610
Textile-Products [0.1%]
Sasa Polyester Sanayi CV to 25,587.769
3.250%, 06/30/26	EUR	3,700	4,691
Total Convertible Bonds
Cost ($6,839)			7,899

Description	Face Amount (000)(1)		Value (000)
Common Stock [0.1%]
[0.0%]
Chesapeake Energy		62	$4
Agricultural [0.0%]
Mriya Farming PLC *		2,903	—
Chemicals [0.0%]
Hexion Holdings, Cl B *		19,802	563
Consumer Cyclical [0.0%]
TruKid *		232	579
Diversified Minerals [0.0%]
New World Resources, Cl A *		44,276,198	—
Energy [0.0%]
BlackBrush Oil & Gas, L.P.		39,375	—
Energy Equipment & Services [0.1%]
FTS International, Cl A *		26,754	702
Finance [0.0%]
BCD Acquisition		1,000,000	—
Financials [0.0%]
Propco Certificates * (E)		3,788	87
Health Care [0.0%]
Novartex		180,000	27
Manufacturing [0.0%]
Vivarte		6,000	1
Media Entertainment [0.0%]
iHeartMedia *		12,136	256
Oil Field Services [0.0%]
Superior Energy		30,620	1,324

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Oil, Gas & Consumable Fuels [0.0%]
Summit Midstream Partners *	11,456	$254
Retail [0.0%]
Qurate Retail	900	93
Retailers [0.0%]
Belk, Inc.	81	1
Penney Borrower LLC *	505	6
Total Retailers		7
Services [0.0%]
A'ayan Leasing & Investment KSCP *	1,169,438	433
Wayne Services Legacy *	257	—
Total Services		433
Technology [0.0%]
AS ADV Shares	127,800	—
Total Technology		—
Utilities [0.0%]
Longview Power LLC	64,904	178
Total Common Stock
(Cost $6,071)		4,508
Warrants [0.0%]
Chesapeake Energy,
Expires 02/12/26 (J)	8,603	318
Toys 'R' Us/Hill Street
Expires 06/21/22* (J)	14,795	8
Total Warrants
(Cost $227)		326

Description	Face Amount (000)(1)	Value (000)
Preferred Stock [0.0%]
[0.0%]
Blackbrush Oil & Gas, LP (K)	1,270	$552
Total Preferred Stock
(Cost $367)		552
Short-Term Investment [3.0%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	113,651,718	113,652
Total Short-Term Investment
(Cost $113,652)		113,652
Total Investments [101.3%]
(Cost $4,083,046)		$3,849,774

Percentages are based on Net Assets of $3,802,128 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2021, the value of these securities amounted to $1,173,068 (000), representing 30.9% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Step Bond — The rate reported is the rate in effect on December 31, 2021. The coupon on a step bond changes on a specific date.
(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Unsettled bank loan, Interest rate not available.
(H)	Security is considered illiquid. The total market value of such security as of December 31, 2021 was $– (000) and represented –% of net assets of the Fund.
(I)	Security is considered restricted. The total market value of such securities as of December 31, 2021 was $86,613 (000) and represented 2.28% of Net Assets of the Fund.
(J)	Strike Price is unavailable.
(K)	There is currently no rate available.
(L)	Unfunded Commitments as of December 31, 2021:

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 3, Inc	$39,000,000	$58,125,000	None	None
Oberland Capital Healthcare Solutions Offshore LP	1,678,553	17,715,097	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	3,252,707	18,181,250	None	None
Primary Wave Music IP Fund 3, LP	29,829,056	41,508,157	None	None
Total	$73,760,316	$135,529,504

BDC — Business Development Company

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

DA — Development Authority

DAC — Designated Activity Company

EUR — Euro

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

ICE — Intercontinental Exchange

JPY — Japanese Yen

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Corporation

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Paid-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

SA — Special Assessment

Ser — Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable

At December 31, 2021, the following life settlement contracts are considered restricted securities. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at December 31, 2021, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost (000)	Market Value (000)	% of Net Assets
American General Life #508L	1	5/30/2014	5/30/2014	$2,595	$2,071	0.1%
American General Life #542L	1	7/30/2015	7/30/2015	83	355	0.0%
American General Life #906L	1	7/30/2015	7/30/2015	479	3,066	0.1%
AXA Equitable Life #0474	1	11/4/2013	11/4/2013	7,290	6,871	0.2%
AXA Equitable Life #1616	1	5/30/2014	5/30/2014	3,254	3,113	0.1%
AXA Equitable Life #1898	1	11/4/2013	11/4/2013	441	1,088	0.0%
AXA Equitable Life #7233	1	11/4/2013	11/4/2013	395	1,899	0.1%
AXA Equitable Life #7578	1	11/4/2013	11/4/2013	2,104	4,226	0.1%
AXA Equitable Life #7857	1	11/4/2013	11/4/2013	2,297	1,048	0.0%
AXA Equitable Life #8538	1	11/4/2013	11/4/2013	1,333	1,951	0.0%
Guardian Insurance #0346	1	11/4/2013	11/4/2013	646	1,851	0.0%
Hartford Life #4700	1	11/24/2015	11/24/2015	81	124	0.0%
ING Reliastar #1234	1	12/5/2013	12/5/2013	1,067	4,679	0.1%
ING Reliastar #3394	1	5/30/2014	5/30/2014	3,687	6,115	0.2%
ING Reliastar #4842	1	11/20/2013	11/20/2013	921	2,556	0.1%
ING Reliastar #776H	1	5/30/2014	5/30/2014	1,518	1,206	0.0%
John Hancock #0430	1	5/30/2014	5/30/2014	2,418	3,689	0.1%
John Hancock #1929	1	5/30/2014	5/30/2014	3,812	3,005	0.1%
John Hancock #5072	1	5/30/2014	5/30/2014	1,409	3,962	0.1%
John Hancock #5080	1	11/19/2013	11/19/2013	313	3,961	0.1%
John Hancock #5885	1	5/30/2014	5/30/2014	894	1,702	0.1%
John Hancock #6686	1	5/30/2014	5/30/2014	3,035	2,328	0.1%
Lincoln National #4754	1	9/17/2015	9/17/2015	610	4,058	0.1%
Lincoln National #5658	1	9/17/2015	9/17/2015	329	1,538	0.0%
Lincoln National #7099	1	9/17/2015	9/17/2015	1,254	2,859	0.1%
Lincoln National #8558	1	9/17/2015	9/17/2015	1,659	2,110	0.1%
Mass Mutual #5167	1	5/30/2014	5/30/2014	63	1,749	0.0%
Mass Mutual #5681	1	11/5/2013	11/5/2013	288	2,646	0.1%
Met Life #8MLU	1	5/20/2014	5/20/2014	1,413	758	0.0%
Penn Life #8183	1	10/18/2016	10/18/2016	46	121	0.0%
Penn Mutual #3106	1	5/30/2014	5/30/2014	1,294	1,144	0.0%
Phoenix Life #5715	1	10/18/2016	10/18/2016	570	2,142	0.1%
Phoenix Life #6157	1	10/18/2016	10/18/2016	569	2,123	0.1%
Phoenix Life #8499	1	5/30/2014	5/30/2014	756	1,581	0.0%
Phoenix Life #8509	1	5/30/2014	5/30/2014	761	1,581	0.0%
Principal Financial #6653	1	10/30/2013	10/30/2013	306	0	0.0%
Security Mutual Life #5380	1	10/28/2013	10/28/2013	410	0	0.0%
Transamerica #1708	1	10/28/2013	10/28/2013	957	777	0.0%
Transamerica #8205	1	10/28/2013	10/28/2013	714	560	0.0%
				$52,071	$86,613	2.3%

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

A list of the open forward foreign currency contracts held by the Fund at December 31, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
U.S. Bank	01/12/22	USD	860	EUR	759	$(1)
U.S. Bank	01/12/22	EUR	8,000	USD	9,149	91
U.S. Bank	01/18/22 - 02/15/22	EUR	451,095	USD	509,578	(1,386)
U.S. Bank	02/15/22	GBP	28,650	USD	37,898	(764)
						$(2,060)

The following is a list of the inputs used as of December 31, 2021 in valuing the Fund's investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$2,146,211	$9	$2,146,220
Loan Participations	—	716,218	3,761	719,979
Mortgage-Backed Securities	—	420,599	—	420,599
Sovereign Debt	—	252,838	—	252,838
Limited Partnership	73,760	12,748	—	86,508
Life Settlement Contracts	—	—	86,613	86,613
Closed-End Funds	10,080	—	—	10,080
Convertible Bonds	—	7,899	—	7,899
Common Stock	2,349	2,072	87	4,508
Warrants	4	322	—	326
Preferred Stock	—	552	—	552
Short-Term Investment	113,652	—	—	113,652
Total Investments in Securities	$199,845	$3,559,459	$90,470	$3,849,774

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$91	$—	$91
Unrealized Depreciation	—	(2,151)	—	(2,151)
Total Other Financial Instruments	$—	$(2,060)	$—	$(2,060)

*	Forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) Of the $90,470 (000) in Level 3 securities as of December 31, 2021, $86,613 (000) or 95.7% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of December 31, 2021:

	Investments in Corporate Bonds	Investments in Loan Participations	Investments in Mortgage-Backed Securities	Investments in Life Settlement Contracts	Investments in Common Stock	Total
Beginning balance as of October 1, 2021	$16	$3,885	$1,995	$93,737	$80	$99,713
Accrued discounts/ premiums	—	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	(7)	(124)	(1,995)	(7,124)	7	(9,243)
Purchases	—	—	—	—	—	—
Sales/paydowns	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Ending balance as of December 31, 2021	$9	$3,761	$—	$86,613	$87	$90,470
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$27	$93	$1,995	$17,884	$(7)	$19,992

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2021. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2021 (000)	Valuation Techniques
Life Settlement Contracts	$90,470	Discounted Cash Flow Model
		Observable Inputs
		Maturity Value
		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended December 31, 2021, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2400

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale Equity Income Fund

Description	Shares	Value (000)
Common Stock [98.5%]
Communication Services [7.6%]
AT&T	188,500	$4,637
BCE	70,000	3,643
Interpublic Group of	114,500	4,288
Verizon Communications	119,167	6,192
Total Communication Services		18,760
Consumer Discretionary [3.6%]
Genuine Parts	20,300	2,846
Hanesbrands	130,600	2,184
Newell Brands	181,100	3,955
Total Consumer Discretionary		8,985
Consumer Staples [12.5%]
Altria Group	144,550	6,850
Coca-Cola	81,772	4,842
General Mills	72,780	4,904
Philip Morris International	69,300	6,584
Procter & Gamble	44,700	7,312
Total Consumer Staples		30,492
Energy [7.7%]
Chevron	44,500	5,222
ConocoPhillips	51,000	3,681
Marathon Petroleum	76,000	4,863
Williams	196,900	5,128
Total Energy		18,894
Financials [19.2%]
Ares Capital	253,400	5,370
Arthur J Gallagher	25,600	4,344
Cincinnati Financial	49,650	5,657
Citizens Financial Group	105,500	4,985
Fifth Third Bancorp	163,400	7,116
First Horizon	232,400	3,795
Hartford Financial Services Group	69,700	4,812
KeyCorp	212,800	4,922
MetLife	97,000	6,061
Total Financials		47,062
Health Care [4.8%]
Merck	73,150	5,606
Pfizer	106,644	6,298
Total Health Care		11,904
Industrials [5.1%]
Emerson Electric	52,000	4,834
Lockheed Martin	21,200	7,535
Total Industrials		12,369
Information Technology [9.7%]
Cisco Systems	87,000	5,513
Intel	45,100	2,322
Paychex	52,150	7,118
Qualcomm	48,700	8,906
Total Information Technology		23,859

Description	Shares	Value (000)
Materials [3.7%]
International Paper	89,500	$4,205
Sonoco Products	84,650	4,900
Total Materials		9,105
REITs [11.7%]
Crown Castle International	25,600	5,344
Mid-America Apartment Communities	36,000	8,260
National Retail Properties	115,200	5,537
Prologis	56,689	9,544
Total REITs		28,685
Utilities [12.9%]
American Electric Power	34,900	3,105
Avangrid	67,600	3,372
Dominion Energy	47,300	3,716
Duke Energy	68,006	7,134
Entergy	47,800	5,385
Eversource Energy	44,542	4,052
NextEra Energy Partners	30,700	2,591
Sempra Energy	18,200	2,407
Total Utilities		31,762
Total Common Stock
(Cost $172,364)		241,877
Exchange-Traded Fund [0.5%]
Invesco Preferred ETF	85,000	1,275
Total Exchange-Traded Fund
(Cost $1,263)		1,275
Short-Term Investment [0.9%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	2,146,113	2,146
Total Short-Term Investment
(Cost $2,146)		2,146
Total Investments [99.9%]
(Cost $175,773)		$245,298

Percentages are based on Net Assets of $245,570 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2021.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of December 31, 2021, all of the Fund's investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2400

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [98.9%]
Aerospace & Defense [1.0%]
Northrop Grumman	12,000	$4,645
Beverages [1.9%]
PepsiCo	49,000	8,512
Capital Markets [5.3%]
Blackstone, Cl A (A)	87,000	11,257
CME Group, Cl A	36,000	8,225
S&P Global	10,000	4,719
Total Capital Markets		24,201
Chemicals [1.8%]
Sherwin-Williams	23,100	8,135
Commercial Banks [2.4%]
JPMorgan Chase	68,000	10,768
Commercial Services & Supplies [2.6%]
Cintas	27,000	11,966
Consumer Finance [1.7%]
Ally Financial	165,000	7,856
Diversified Financial Services [1.8%]
Berkshire Hathaway, Cl B *	27,000	8,073
Electric Utilities [1.6%]
NextEra Energy	80,000	7,469
Food & Staples Retailing [4.1%]
Costco Wholesale	21,000	11,921
Walmart	46,000	6,656
Total Food & Staples Retailing		18,577
Health Care Equipment & Supplies [2.1%]
Edwards Lifesciences *	75,000	9,716
Health Care Providers & Services [5.2%]
HCA Healthcare	18,000	4,625
UnitedHealth Group	38,000	19,081
Total Health Care Providers & Services		23,706
Hotels, Restaurants & Leisure [5.3%]
Expedia Group *	28,000	5,060
McDonald's	33,000	8,846
Starbucks	86,000	10,060
Total Hotels, Restaurants & Leisure		23,966
Industrial Conglomerates [0.8%]
Roper Technologies	7,000	3,443
Insurance [1.1%]
Aon, Cl A	16,000	4,809
Interactive Media & Services [3.9%]
Alphabet, Cl A *	4,200	12,167

Description	Shares	Value (000)
Meta Platforms, Cl A *	16,000	$5,382
Total Interactive Media & Services		17,549
Internet & Catalog Retail [2.3%]
Amazon.Com *	3,100	10,336
IT Services [9.0%]
Accenture, Cl A	36,000	14,924
Mastercard, Cl A	34,000	12,217
Visa, Cl A	63,000	13,652
Total IT Services		40,793
Life Sciences Tools & Services [5.6%]
Charles River Laboratories International *	22,000	8,289
Danaher	18,000	5,922
Thermo Fisher Scientific	17,000	11,343
Total Life Sciences Tools & Services		25,554
Machinery [2.0%]
Trane Technologies	44,000	8,889
Media [1.4%]
Comcast, Cl A	126,000	6,342
Pharmaceuticals [2.2%]
Zoetis, Cl A	40,000	9,761
Professional Services [1.0%]
TransUnion	39,000	4,625
Real Estate Investment Trusts [1.3%]
Equinix	7,000	5,921
Road & Rail [1.3%]
Old Dominion Freight Line	17,000	6,092
Semiconductors & Semiconductor Equipment [6.2%]
Applied Materials	64,000	10,071
ASML Holding, Cl G	11,000	8,758
NXP Semiconductors	41,000	9,339
Total Semiconductors & Semiconductor Equipment		28,168
Software [8.9%]
Adobe *	20,000	11,341
Microsoft	87,000	29,260
Total Software		40,601
Specialty Retail [4.6%]
Home Depot	40,000	16,600
TJX	54,000	4,100
Total Specialty Retail		20,700
Technology Hardware, Storage & Peripherals [5.8%]
Apple	148,000	26,280

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2021 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Telephones & Telecommunications [1.6%]
Walt Disney *	48,000	$7,435
Trading Companies & Distributors [0.4%]
United Rentals *	6,000	1,994
Water Utilities [1.3%]
American Water Works	32,000	6,043
Wireless Telecommunication Services [1.4%]
T-Mobile US *	55,000	6,379
Total Common Stock
(Cost $178,893)		449,304
Short-Term Investment [1.1%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	5,025,395	5,025
Total Short-Term Investment
(Cost $5,025)		5,025
Total Investments [100.0%]
(Cost $183,918)		$454,329

Percentages are based on Net Assets of $454,433 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
(A)	Security is a Master Limited Partnership. At December 31, 2021, such securities amounted to $11,257 (000), or 2.5% of net assets of the Fund.

Cl — Class

As of December 31, 2021, all of the Fund's investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2400

CITY NATIONAL ROCHDALE FUNDS | PAGE 2